UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05309
First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 10/31/09
Date of reporting period: 07/31/09

Item 1 — Schedule of Investments
Schedule of INVESTMENTS July 31, 2009 (unaudited), all dollars are rounded to thousands (000)
Equity Income Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks — 98.2%
Consumer Discretionary — 8.7%
Hasbro	284,998	$7,552
Home Depot ▼	468,022	12,141
J.C. Penney ▼	193,083	5,821
McDonald’s ▼	290,485	15,994
Time Warner ▼	121,185	3,231
Yum! Brands ▼	406,314	14,408

		59,147

Consumer Staples — 9.0%
Altria Group	332,471	5,828
ConAgra Foods	242,133	4,753
Hormel Foods	184,363	6,621
Philip Morris International	197,096	9,185
SUPERVALU ▼	613,772	9,102
Sysco ▼	338,558	8,044
Unilever NV	275,917	7,505
Wal-Mart Stores	198,454	9,899

		60,937

Energy — 14.9%
BP — ADR ▼	126,105	6,310
Chevron	337,744	23,463
ConocoPhillips	397,988	17,396
Enbridge Energy Partners ▼	29,868	1,393
Enerplus Resources Fund ▼	170,729	3,722
Exterran Partners ▼	300,168	5,223
Exxon Mobil	329,788	23,214
Total — ADR	233,286	12,982
Williams	421,593	7,036

		100,739

Financials — 14.7%
Aflac ▼	183,910	6,963
AllianceBernstein Holding ▼	140,485	2,900
Annaly Capital Management — REIT	473,883	7,985
Astoria Financial ▼	547,891	5,320
Bank of America	555,972	8,223
Bank of New York Mellon	112,814	3,084
BB&T ▼	158,035	3,616
Charles Schwab	240,434	4,297
DCT Industrial Trust — REIT	339,380	1,548
Goldman Sachs Group ▼	69,236	11,306
ICICI Bank — ADR ▼	219,950	6,895
JPMorgan Chase	340,761	13,170
Liberty Property Trust — REIT	118,303	3,285
Mid-America Apartment Communities — REIT	92,461	3,668
Morgan Stanley	105,022	2,993
Ventas — REIT ▼	220,847	7,796
Wells Fargo	262,172	6,413

		99,462

Healthcare — 11.5%
Abbott Laboratories ▼	282,450	12,708
Baxter International	138,176	7,789
Bristol-Myers Squibb ▼	668,755	14,539
Covidien	241,690	9,138
Johnson & Johnson ▼	235,083	14,314
McKesson	152,800	7,816
Medtronic	194,497	6,889
Pfizer	277,791	4,425

		77,618

Industrials — 12.7%
3M ▼	163,737	11,547
Eaton	135,921	7,057
Emerson Electric ▼	450,766	16,399

DESCRIPTION	SHARES	FAIR VALUE Ñ

General Dynamics	179,817	$9,960
General Electric ▼	897,963	12,032
Hubbell, Class B	99,002	3,695
IESI-BFC	313,787	4,176
United Parcel Service, Class B	219,672	11,803
United Technologies	176,498	9,614

		86,283

Information Technology — 12.4%
IBM	109,626	12,928
Intel	710,642	13,680
MasterCard, Class A ▼	33,494	6,499
Maxim Integrated Products	523,245	9,272
Microsoft ▼	628,049	14,772
Molex, Class A	338,677	5,636
QUALCOMM ▼	239,893	11,085
Texas Instruments	325,248	7,822
Visa, Class A	34,805	2,278

		83,972

Materials — 4.4%
E.I. Du Pont de Nemours	460,487	14,243
Praxair	89,716	7,014
Rio Tinto — ADR ▼	30,725	5,149
Vulcan Materials ▼	72,831	3,458

		29,864

Telecommunication Services — 5.3%
AT&T	475,587	12,475
CenturyTel	275,894	8,660
Verizon Communications ▼	227,672	7,301
Windstream	871,379	7,642

		36,078

Utilities — 4.6%
American Electric Power	95,948	2,971
Duke Energy	273,976	4,241
PNM Resources	672,213	8,201
Westar Energy	807,475	15,883

		31,296

Total Common Stocks (Cost $580,440)		665,396

Short-Term Investment — 1.3%
First American Prime Obligations Fund, Class Z ± (Cost $8,686)	8,685,664	8,686

Investment Purchased with Proceeds from Securities Lending — 11.7%
Mount Vernon Securities Lending Prime Portfolio † (Cost $79,248)	79,247,756	79,248

Total Investments ▲ — 111.2% (Cost $668,374)		753,330

Other Assets and Liabilities, Net — (11.2)%		(75,972)

Total Net Assets — 100.0%		$677,358

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2009, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at July 31, 2009. Total loaned securities had a fair value of $76,800 at July 31, 2009.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

†	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2009, the cost of investments for federal income tax purposes was approximately $668,374. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$126,232
Gross unrealized depreciation	(41,276)

Net unrealized appreciation	$84,956

ADR — American Depository Receipt
REIT — Real Estate Investment Trust
Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation of FAS 157 level classifications continues to develop and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using for comparison with other mutual funds.
As of July 31, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks
Consumer Discretionary	$59,147	$—	$—	$59,147
Consumer Staples	60,937	—	—	60,937
Energy	100,739	—	—	100,739
Financials	99,462	—	—	99,462
Healthcare	77,618	—	—	77,618
Industrials	86,283	—	—	86,283
Information Technology	83,972	—	—	83,972
Materials	29,864	—	—	29,864
Telecommunication Services	36,078	—	—	36,078
Utilities	31,296	—	—	31,296
Short-Term Investments	87,934	—	—	87,934

Total Investments in Securities	$753,330	$—	$—	$753,330

Schedule of INVESTMENTS July 31, 2009 (unaudited), all dollars rounded to thousands (000)
Global Infrastructure Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks — 97.9%
Australia — 5.5%
DUET Group •	108,460	$149
SP AusNet •	702,919	457
Spark Infrastructure Group	142,543	127
Transurban Group	545,541	1,972

		2,705

Austria — 0.5%
Oesterreichische Post	7,868	241

Belgium — 0.2%
Elia System Operator	3,131	118

Brazil — 3.2%
Companhia de Concessoes Rodoviarias	12,809	209
Companhia de Transmissao de Energia Electrica Paulista	50,048	1,267
CPFL Energia — ADR	1,847	97

		1,573

Canada — 7.3%
ATCO, Class I	9,500	339
Boralex, Class A •	1,081	9
Canadian Utilities, Class A •	4,905	167
Enbridge	29,544	1,147
Great Lakes Hydro Income Fund	6,700	107
TransCanada	63,392	1,804

		3,573

China — 5.4%
Beijing Capital International Airport, Class H •	821,943	584
China Communication Services, Class H	1,560,536	990
Dalian Port, Class H	162,143	71
Guangshen Railway — ADR	5,592	136
Jiangsu Expressway, Class H	550,905	482
Xinao Gas Holdings	241,297	400

		2,663

Denmark — 0.6%
AP Moller — Maersk, Class B	50	311

France — 9.5%
Aeroports de Paris	2,083	168
Electricite de France	11,419	565
GDF Suez	24,255	927
SES	66,226	1,310
Societe des Autoroutes Paris-Rhin-Rhone	11,280	812
Suez Environment	6,063	115
Vinci	15,393	783

		4,680

Germany — 0.8%
Fraport	6,483	297
RWE	1,226	104

		401

Hong Kong — 11.0%
Beijing Enterprises Holdings	161,300	810
Cheung Kong Infrastructure Holdings	289,908	1,056
China Merchants Holdings International	35,015	115
Cosco Pacific	119,045	166
Guangdong Investment	157,914	88
Hopewell Highway Infrastructure	1,080,995	661
Hutchison Whampoa	229,869	1,718
MTR	134,287	486
NWS Holdings	99,109	191
Towngas China Company	296,119	103

DESCRIPTION	SHARES	FAIR VALUE Ñ

		$5,394

Italy — 4.3%
Ansaldo STS	6,423	130
Atlantia	32,227	712
SAVE	13,983	93
Snam Rete Gas	117,485	515
Terna-Rete Elettrica Nationale	180,625	637

		2,087

Japan — 3.7%
East Japan Railway	10,860	620
Japan Airport Terminal	39,153	456
Kamigumi	28,353	236
Tokyo Electric Power Company	4,209	108
Tokyo Gas Company	101,503	372

		1,792

Netherlands — 0.2%
Koninklijke Vopak	1,971	118

New Zealand — 3.0%
Auckland International Airport	319,523	359
Port of Tauranga	155,274	652
Vector	354,788	472

		1,483

Norway — 0.3%
Hafslund, Class B	12,775	144

Portugal — 0.9%
Redes Energeticas Nacionais	112,169	458

Singapore — 5.3%
Hyflux	419,578	769
Hyflux Water Trust	49,986	24
SembCorp Industries	281,985	628
Singapore Post	298,308	186
Singapore Telecommunications	118,591	288
SMRT	596,604	704

		2,599

Spain — 6.3%
Abertis Infraestructuras	106,990	2,217
Cintra Concesiones de Infraestructuras de Transporte	32,478	266
Enagas	8,381	166
Iberdrola Renovables	17,360	80
Red Electrica	7,557	355

		3,084

Switzerland — 0.6%
BKW FMB Energie	4,009	310

United Kingdom — 10.7%
Arriva	44,923	326
Balfour Beatty	367,256	1,876
Centrica	131,053	482
Forth Ports	13,374	220
Go-Ahead Group	8,870	178
International Power	39,047	167
Mouchel Group	47,274	126
National Grid — ADR	7,628	357
Pennon Group	6,668	51
Scottish & Southern Energy	21,437	397
Serco Group	51,816	349
United Utilities Group	99,080	746

		5,275

United States — 18.6%
American Tower, Class A •	17,950	612
Aqua America	12,277	222
California Water Service Group	10,784	408
China Natural Gas •	11,299	146
Connecticut Water Service	9,333	202
Digital Realty Trust — REIT	2,420	98

DESCRIPTION	SHARES	FAIR VALUE Ñ

Dominion Resources	5,787	$196
El Paso	59,045	594
Exelon	1,889	96
FPL Group	5,892	334
ITC Holdings	3,051	146
Kinder Morgan Management •	38,956	1,830
Northeast Utilities	22,263	512
Piedmont Natural Gas	5,500	135
Quanta Services •	9,980	233
Sempra Energy	1,974	103
Skilled Healthcare Group, Class A •	8,956	74
Southern Union	21,917	425
Spectra Energy	83,798	1,539
UIL Holdings	1,444	35
Unitil	2,277	47
URS •	4,781	242
Waste Connections •	10,178	287
Waste Management	10,057	283
Williams	21,969	367
Wisconsin Energy	1,129	48

		9,165

Total Common Stocks (Cost $44,207)		48,174

Preferred Stock — 0.8%
Brazil — 0.8%
Companhia de Gas de Sao Paulo, Class A (Cost $365)	20,838	384

Short-Term Investment — 2.8%
State Street Institutional Liquid Reserves Fund (Cost $1,385)	1,384,779	1,385

Total Investments ▲ — 101.5% (Cost $45,957)		49,943

Other Assets and Liabilities, Net — (1.5)%		(740)

Total Net Assets — 100.0%		$49,203

Ñ	The fair values of securities are determined on each business day by an independent third party based on factors such as price changes for futures contracts, sector indices, American Depository Receipts, and currency exchange rates that occur between the close of the local market and the close of the New York Stock Exchange. The use of daily fair value pricing may cause the net asset value of its shares to differ significantly from the net asset value that would be determined without fair value pricing.

•	Non-income producing security.

▲	On July 31, 2009, the cost of investments for federal income tax purposes was approximately $45,957. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$4,567
Gross unrealized depreciation	(581)

Net unrealized appreciation	$3,986

ADR — American Depository Receipt
REIT — Real Estate Investment Trust

At July 31, 2009, sector diversification of the fund was as follows:

	% of Net
	Assets	Fair Value

Common and Preferred Stock
Industrials	45.4%	$22,348
Utilities	29.6	14,574
Energy	16.1	7,930
Telecommunication Services	3.8	1,890
Consumer Discretionary	3.4	1,644
Financials	0.2	98
Healthcare	0.2	74
Total Common and Preferred Stock	98.7	48,558

Total Short-Term Investments	2.8	1,385

Total Investments	101.5	49,943

Other Assets and Liabilities, Net	(1.5)	(740)

Net Assets	100.0%	$49,203

Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation of FAS 157 level classifications continues to develop and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using for comparison with other mutual funds.
As of July 31, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks
Consumer Discretionary	$—	$1,644	$—	$1,644
Energy	6,802	1,128	—	7,930
Financials	98	—	—	98
Healthcare	74	—	—	74
Industrials	1,180	21,168		22,348
Telecommunication Services	612	1,278		1,890
Utilities	3,462	11,112	—	14,574
Short-Term Investments	1,385	—	—	1,385

Total Investments in Securities	$13,613	$36,330	$—	$49,943

Schedule of INVESTMENTS July 31, 2009 (unaudited), all dollars rounded to thousands (000)
International Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks — 88.5%
Australia — 1.8%
CSL	140,403	$3,564
DUET Group	79,560	109
National Australia Bank	127,913	2,596
Newcrest Mining	163,080	4,114
SP AusNet	511,830	333
Spark Infrastructure Group	103,587	92
Transurban Group	399,113	1,443

		12,251

Austria — 0.0%
Oesterreichische Post	5,671	174

Belgium — 0.7%
Anheuser-Busch InBev	113,400	4,499
Elia System Operator	2,250	85

		4,584

Brazil — 0.8%
Companhia de Concessoes Rodoviarias	9,169	150
Companhia de Transmissao de Energia Electrica Paulista	36,363	920
CPFL Energia — ADR	1,355	71
Petroleo Brasileiro — ADR	54,067	2,230
Vale — ADR	122,304	2,413

		5,784

Canada — 4.5%
Agrium	35,760	1,652
ATCO, Class I	6,908	247
Boralex, Class A •	674	6
Cameco	178,850	4,945
Canadian Utilities, Class A	3,615	123
Enbridge	21,661	841
EnCana	61,459	3,297
Great Lakes Hydro Income Fund	5,012	80
Inmet Mining	47,895	2,008
Manulife Financial	147,909	3,596
Rogers Communications, Class B	92,912	2,581
Shoppers Drug Mart	70,306	2,938
Suncor Energy	126,245	4,100
TransCanada	34,132	971
TransCanada	12,246	348
Yamana Gold	327,444	3,107

		30,840

China — 1.3%
Beijing Capital International Airport, Class H •	600,767	427
China Communication Services, Class H	1,137,145	722
China Communications Construction	1,848,000	2,390
China Merchants Bank	1,003,850	2,354
Dalian Port, Class H	119,307	52
Guangshen Railway — ADR	3,745	91
Jiangsu Expressway, Class H	402,084	351
PetroChina, Class H	1,798,000	2,118
Xinao Gas Holdings	178,264	296

		8,801

Denmark — 1.3%
AP Moller — Maersk, Class B	36	224
Novo Nordisk, Class B	56,152	3,286
Vestas Wind System •	78,964	5,558

		9,068

Finland — 0.7%
Nokia Oyj	344,747	4,636

France — 10.5%
Aeroports de Paris	1,481	119

DESCRIPTION	SHARES	FAIR VALUE Ñ

AXA	202,180	$4,268
BNP Paribas	91,977	6,679
Carrefour	164,652	7,720
Electricite de France	114,805	5,686
GDF Suez	17,663	675
Groupe Danone	51,407	2,752
Iliad	53,181	5,677
L’oreal	47,463	4,116
Sanofi-Aventis	118,054	7,724
SES	48,339	956
Societe des Autoroutes Paris-Rhin-Rhone	8,178	588
Suez Environment	4,554	87
Thales	111,456	4,715
Total	130,084	7,214
Total — ADR	48,134	2,679
UbiSoft Entertainment •	172,356	2,944
Vinci	11,187	569
Vivendi Universal	272,622	6,988

		72,156

Germany — 7.1%
Adidas	185,552	7,835
Allianz	34,273	3,384
BASF	35,320	1,767
Deutsche Boerse	46,865	3,709
Fraport	4,498	206
Henkel KGAA	179,300	6,589
Metro	27,580	1,597
RWE	859	72
SAP	68,012	3,213
SAP — ADR	120,828	5,691
Siemens	59,110	4,711
Symrise	372,000	5,977
Wacker Chemie	29,860	3,975

		48,726

Hong Kong — 3.9%
Agile Property Holdings	1,632,000	2,300
Beijing Enterprises Holdings	116,908	587
Cheung Kong Holdings	347,618	4,480
Cheung Kong Infrastructure Holdings	211,871	771
China Merchants Holdings International	25,764	85
Cosco Pacific	86,361	120
Esprit Holdings	628,500	4,526
Guangdong Investment	114,091	64
Hang Lung Properties	791,000	2,890
Hopewell Highway Infrastructure	789,158	482
Hutchison Whampoa	167,511	1,252
Industrial & Commercial Bank of China, Class H	3,030,000	2,176
Li & Fung	1,308,000	3,854
MTR	98,200	356
NWS Holdings	71,147	137
Tencent Holdings	212,400	2,863
Towngas China Company	217,889	76

		27,019

India — 0.6%
HDFC Bank — ADR	20,793	2,033
Infosys Technologies — ADR	54,612	2,350

		4,383

Ireland — 0.5%
Covidien	80,920	3,060

Israel — 0.4%
Teva Pharmaceutical — ADR	52,983	2,826

Italy — 1.6%
Ansaldo STS	91,572	1,855
Atlantia	23,532	520
Eni	174,651	4,081
Saipem	133,512	3,618
SAVE	10,127	68

DESCRIPTION	SHARES	FAIR VALUE Ñ

Snam Rete Gas	85,281	$374
Terna-Rete Elettrica Nationale	131,892	465

		10,981

Japan — 16.8%
Bank of Yokohama	732,043	3,952
CANON	94,315	3,496
Daiwa Securities Group	160,340	941
East Japan Railway	7,959	455
FANUC	100,269	8,193
Japan Airport Terminal	26,071	303
Jupiter Telecommunications	5,644	4,737
Kamigumi	20,724	172
KEYENCE	16,983	3,345
Kose	222,370	4,533
Mitsubishi	164,927	3,275
Mitsui Sumitomo Insurance Group	117,001	2,989
NGK Insulators	244,000	5,494
Nipponkoa Insurance	957,797	5,696
Nomura Holdings	546,128	4,785
Nomura Research Institute	280,730	6,938
SECOM	50,198	2,143
Seven & I Holdings	190,410	4,461
Shin-Etsu Chemical	80,500	4,317
SMC	32,200	3,622
Sony Financial Holdings	1,518	4,675
Sugi Holdings	191,150	4,066
Sumitomo Metal Mining	273,680	4,116
Sumitomo Trust & Banking	497,090	2,710
Suzuki Motor	245,460	6,173
TERUMO	81,000	4,105
The Joyo Bank	793,120	4,028
Tokyo Electric Power Company	3,021	77
Tokyo Gas Company	73,415	269
Toyota Motor	123,800	5,196
Yamada Denki	98,390	6,142

		115,404

Luxembourg — 0.8%
Millicom International Cellular — ADR •	75,257	5,580

Malaysia — 0.4%
Sime Darby Berhad	1,270,412	2,974

Mexico — 0.3%
Wal-Mart de Mexico — ADR	69,373	2,352

Netherlands — 1.2%
Heineken	212,180	8,439
Koninklijke Vopak	1,447	87

		8,526

New Zealand — 0.2%
Auckland International Airport	232,016	261
Port of Tauranga	110,125	462
Vector	259,402	345

		1,068

Norway — 1.1%
Hafslund, Class B	9,109	103
Renewable Energy •	447,161	3,554
StatoilHydro	191,767	4,100

		7,757

Portugal — 0.5%
Energias de Portugal	707,644	2,804
Redes Energeticas Nacionais	81,963	335

		3,139

Russia — 0.3%
Gazprom — ADR	95,769	1,934

Singapore — 0.8%
DBS Group Holdings	368,353	3,553

DESCRIPTION	SHARES	FAIR VALUE Ñ

Hyflux	305,571	$560
Hyflux Water Trust	36,780	17
SembCorp Industries	205,437	457
Singapore Post	212,681	133
Singapore Telecommunications	85,090	207
SMRT	433,062	511

		5,438

South Africa — 0.6%
Gold Fields — ADR	166,479	2,008
MTN Group	137,949	2,270

		4,278

South Korea — 1.2%
KB Financial Group — ADR •	35,288	1,514
Samsung Electronics	7,192	4,235
Samsung Electronics — GDR	9,299	2,741

		8,490

Spain — 2.3%
Abertis Infraestructuras	78,038	1,617
Banco Bilbao Vizcaya Argentaria — Fractional Shares ∞	0.15	—
Banco Santander	363,248	5,260
Cintra Concesiones de Infraestructuras de Transporte	23,839	195
Enagas	5,936	117
Gamesa Corporacion Tecnologica	179,808	3,890
Iberdrola Renovables	12,843	59
Red Electrica	5,489	258
Telefonica	173,018	4,305

		15,701

Sweden — 0.9%
Ericsson	603,929	5,946

Switzerland — 5.0%
ABB •	156,041	2,852
BKW FMB Energie	2,905	225
Credit Suisse Group	99,138	4,685
Foster Wheeler •	137,203	3,169
Nestle	272,951	11,217
Novartis	148,172	6,770
Roche Holding	32,086	5,058

		33,976

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing	2,074,717	3,695

Thailand — 0.4%
Bangkok Bank	731,481	2,412

United Kingdom — 17.4%
Anglo American	119,541	3,855
Antofagasta	176,154	2,229
ARM Holdings	2,117,101	4,464
Arriva	32,952	239
Autonomy •	293,728	5,768
BAE Systems	349,337	1,792
Balfour Beatty	251,067	1,283
BG Group	220,173	3,676
BHP Billiton	168,357	4,410
BP — ADR	138,656	6,938
British Sky Broadcasting Group	498,724	4,548
Cadbury	617,405	6,073
Centrica	94,992	350
Diageo	383,436	5,977
Experian Group	867,753	7,162
Forth Ports	9,571	157
GlaxoSmithKline	420,490	8,056
Go-Ahead Group	6,430	129
ICAP	412,007	3,121
International Power	28,315	121
Mouchel Group	35,286	94
National Grid — ADR	5,613	263

DESCRIPTION	SHARES	FAIR VALUE Ñ

Pennon Group	4,667	$36
Prudential	579,006	4,336
Reed Elsevier	289,025	2,035
Rio Tinto PLC	74,595	3,107
Scottish & Southern Energy	219,991	4,072
Serco Group	37,354	252
Smith & Nephew	477,763	3,785
Standard Chartered	267,508	6,351
Tesco	839,398	5,142
United Utilities Group	72,233	544
Vedanta Resources	198,987	5,867
Vodafone Group — ADR	373,246	7,681
WPP	731,301	5,640

		119,553

United States — 2.1%
American Tower, Class A •	13,120	447
Aqua America	9,027	163
California Water Service Group	7,887	299
China Natural Gas •	8,314	72
Connecticut Water Service	6,911	150
Digital Realty Trust — REIT	1,774	72
Dominion Resources	4,201	142
El Paso	43,091	434
Exelon	1,385	70
FPL Group	4,343	246
ITC Holdings	2,237	107
Kinder Morgan Management •	28,363	1,332
Logitech International •	184,337	3,086
Northeast Utilities	16,238	374
Philip Morris International	93,261	4,346
Piedmont Natural Gas	4,103	101
Quanta Services •	7,320	171
Sempra Energy	1,436	75
Skilled Healthcare Group, Class A •	6,513	54
Southern Union	15,832	307
Spectra Energy	61,245	1,124
UIL Holdings	958	23
Unitil	1,606	33
URS •	3,507	177
Waste Connections •	7,489	211
Waste Management	7,377	207
Williams	15,885	265
Wisconsin Energy	832	36

		14,124

Total Common Stocks (Cost $511,779)		607,636

Preferred Stocks — 0.4%
Brazil — 0.4%
Companhia de Gas de Sao Paulo, Class A	14,969	276
Itau Unibanco Holding — ADR	146,139	2,614

(Cost $2,095)		2,890

Exchange-Traded Fund — 0.2%
United States — 0.2%
Market Vectors Russia Fund
(Cost $1,019)	50,000	1,151

Rights — 0.0%
Belgium — 0.0%
Fortis Rights • ∞ ◙	303,628	—

South Korea — 0.0%
KB Financial Group — Rights •	2,742	37

Total Rights (Cost $17)		37

DESCRIPTION	SHARES	FAIR VALUE Ñ

Short-Term Investments — 10.5%
Money Market Fund — 7.2%
State Street Institutional Liquid Reserves Fund	49,448,380	$49,448

	PAR
U.S. Treasury Obligation — 3.3%
U.S. Treasury Bill 0.191%, 11/19/2009 □	$22,600	22,587

Total Short-Term Investments (Cost $72,032)		72,035

Total Investments — 99.6% (Cost $586,942)		683,749

Other Assets and Liabilities, Net — 0.4%		2,955

Total Net Assets — 100.0%		$686,704

Ñ	The fair values of securities are determined on each business day by an independent third party based on factors such as price changes for futures contracts, sector indices, American Depository Receipts, and currency exchange rates that occur between the close of the local market and the close of the New York Stock Exchange. The use of daily fair value pricing may cause the net asset value of its shares to differ significantly from the net asset value that would be determined without fair value pricing.

•	Non-income producing security.

∞	Security considered illiquid. As of July 31, 2009, the fair value of these investments was $0 or 0.0% of total net assets. Information concerning the illiquid securities is as follows:

Security	Shares	Dates Acquired	Cost Basis

Banco Bilbao Vizcaya Argentina — Fractional shares	0.15	7/04	$—
Fortis Rights	303,628	11/08	$—

◙	Security is internally fair valued. As of July 31, 2009, the fair value of this investment was $0 or 0.0% of total net assets.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of July 31, 2009.

▲	On July 31, 2009, the cost of investments for federal income tax purposes was approximately $586,942. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$118,162
Gross unrealized depreciation	(21,355)

Net unrealized appreciation	$96,807

ADR — American Depository Receipt
GDR — Global Depository Receipt
REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

				Unrealized
		Number of Contracts	Notional Contract	Appreciation
Description	Settlement Month	Purchased (Sold)	Value	(Depreciation)

British Pound Currency Futures	September 2009	(53)	$(5,528)	$(34)
CAC 40 10 Euro Index Futures	August 2009	105	5,122	(13)
DAX Index Futures	September 2009	61	11,611	878
Dow Jones Euro STOXX 50 Futures	September 2009	200	7,514	592
E-Mini MSCI EAFE Index Futures	September 2009	648	46,296	2,800
E-Mini MSCI Emerging Markets Index Futures	September 2009	(359)	(15,039)	(769)
FTSE 100 Index Futures	September 2009	(126)	(9,631)	(598)
Hang Seng Index Futures	August 2009	91	11,955	130
IBEX 35 Index Futures	August 2009	(46)	(7,100)	(503)
Mexican Bolsa Index Futures	September 2009	(541)	(11,116)	(1,074)
Nikkei 225 Index Futures	September 2009	171	18,740	1,107
OMXS30 Index Futures	August 2009	(100)	(1,222)	(58)
Russell 2000 Mini Index Futures	September 2009	(382)	(21,235)	(1,522)
S&P500 Futures	September 2009	110	27,071	1,078
S&P TSE 60 Futures	September 2009	(96)	(11,633)	(330)
SGX CNX Nifty Index Futures	August 2009	750	6,981	159
SGX MSCI Singapore Index Futures	August 2009	45	1,982	62
SPI 200 Futures	September 2009	213	18,736	1,082

				$2,987

At July 31, 2009, sector diversification of the fund was as follows:

	% of Net
	Assets	Fair Value

Common and Preferred Stocks
Financials	15.2%	$104,158
Consumer Staples	12.6	86,817
Industrials	12.1	82,943
Information Technology	9.8	67,417
Consumer Discretionary	8.5	58,632
Energy	8.3	56,555
Materials	7.7	52,912
Healthcare	7.0	48,287
Telecommunication Services	4.3	29,471
Utilities	3.4	23,334

Total Common and Preferred Stocks	88.9	610,526

Total Exchange-Traded Fund	0.2	1,151

Total Rights	—	37

Total Short-Term Investments	10.5	72,035

Total Investments	99.6	683,749

Other Assets and Liabilities, Net	0.4	2,955

Net Assets	100.0%	$686,704

Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation of FAS 157 level classifications continues to develop and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using for comparison with other mutual funds.
As of July 31, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common and Preferred Stocks
Consumer Discretionary	$—	$58,632	$—	$58,632
Consumer Staples	6,698	80,119	—	86,817
Energy	28,102	28,453	—	56,555
Financials	9,829	94,329	—	104,158

				Total
	Level 1	Level 2	Level 3	Fair Value

Healthcare	5,939	42,348	—	48,287
Industrials	4,027	78,916	—	82,943
Information Technology	11,390	56,027	—	67,417
Materials	9,180	43,732	—	52,912
Telecommunication Services	13,709	15,762	—	29,471
Utilities	2,224	21,110	—	23,334
Exchange-Traded Fund	1,151	—	—	1,151
Rights	37	—	—	37
Short-Term Investments	49,448	22,587	—	72,035

Total Investments in Securities	$141,734	$542,015	$—	$683,749

Other Financial Instruments*	$2,987	$—	$—	$2,987

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The fund has adopted Statement of Financial Accounting Standard No. 161, Disclosures about Derivatives Instruments and Hedging Activities (“FAS 161”). FAS 161 is an amendment to Statement of Financial Accounting Standard No. 133 (“FAS 133”), expanding the disclosure requirements of FAS 133 regarding the fund’s use of derivative instruments and hedging activities.
As of July 31, 2009, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Value
Asset Derivatives
Equity Contracts	$7,888
Interest Rate Contracts	—
Credit Contracts	—
Foreign Exchange Contracts	—
Other Contracts	—

Balance as of July 31, 2009	$7,888

Liability Derivatives
Equity Contracts	$4,867
Interest Rate Contracts	—
Credit Contracts	—
Foreign Exchange Contracts	34
Other Contracts	—

Balance as of July 31, 2009	$4,901

Schedule of INVESTMENTS July 31, 2009 (unaudited), all dollars are rounded to thousands (000)
International Select Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks — 83.2%
Argentina — 0.1%
Tenaris — ADR	18,800	$570

Australia — 2.5%
BHP Billiton	71,968	2,271
CSL	86,904	2,206
DUET Group	41,374	57
National Australia Bank	63,177	1,282
Newcrest Mining	80,559	2,032
Rio Tinto	53,999	2,723
SP AusNet	266,174	173
Spark Infrastructure Group	53,870	48
Transurban Group	207,528	750

		11,542

Austria — 0.0%
Oesterreichische Post	2,949	91

Belgium — 0.5%
Anheuser-Busch InBev	53,959	2,141
Elia System Operator	1,170	44

		2,185

Brazil — 3.4%
Banco do Brasil	207,300	2,627
Cia Brasileira de Meios de Pagamento •	198,300	1,902
Companhia de Concessoes Rodoviarias	88,368	1,445
Companhia de Transmissao de Energia Electrica Paulista	18,910	478
Companhia Energetica de Minas Gerais — ADR	9,500	136
CPFL Energia — ADR	705	37
Empresa Brasileira de Aeronautica — ADR	2,600	51
Fertilizantes Fosfatados	15,800	149
Iochpe Maxion — Fractional Shares ∞	0.67	—
JHSF Participacoes	48,500	69
Natura Cosmeticos	39,000	557
Petroleo Brasileiro — ADR	58,342	2,406
Redecard	122,530	1,822
Souza Cruz	46,199	1,572
Vale — ADR	128,573	2,537

		15,788

Canada — 4.2%
Agrium	17,650	815
ATCO, Class I	3,592	128
Boralex, Class A •	350	3
Cameco	137,576	3,804
Canadian Utilities, Class A	1,880	64
Enbridge	11,264	438
EnCana	30,357	1,628
Great Lakes Hydro Income Fund	2,567	41
Inmet Mining	22,036	924
Inmet Mining	1,630	68
Manulife Financial	128,301	3,119
Rogers Communications, Class B	53,999	1,500
Shoppers Drug Mart	45,630	1,907
Suncor Energy	79,621	2,586
TransCanada	6,369	181
TransCanada	17,782	506
Yamana Gold	161,649	1,534

		19,246

China — 1.6%
Beijing Capital International Airport, Class H •	312,425	222
China Communication Services, Class H	591,365	375
China Communications Construction	1,630,000	2,108

DESCRIPTION	SHARES	FAIR VALUE Ñ

China Merchants Bank	800,400	$1,877
China Natural Gas •	4,324	37
Dalian Port, Class H	62,045	27
Guangshen Railway — ADR	1,948	47
Jiangsu Expressway, Class H	209,115	183
NetEase.com — ADR •	5,000	220
PetroChina, Class H	1,468,000	1,730
Shougang Concord International Enterprises	2,426,000	490
Xinao Gas Holdings	92,704	154

		7,470

Denmark — 1.0%
AP Moller — Maersk, Class B	19	118
Novo Nordisk, Class B	26,619	1,558
Vestas Wind System •	42,966	3,024

		4,700

Egypt — 0.6%
Commercial International Bank	60,031	525
Eastern Tobacco	20,405	449
Mobinil	17,047	648
Orascom Construction Industries	34,503	1,314

		2,936

Finland — 0.5%
Nokia Oyj	170,279	2,290

France — 7.8%
Aeroports de Paris	770	62
AXA	110,666	2,336
BNP Paribas	47,886	3,477
Carrefour	81,264	3,810
Electricite de France	53,102	2,630
GDF Suez	9,185	351
Groupe Danone	28,848	1,544
Iliad	23,916	2,553
L’oreal	23,449	2,034
Sanofi-Aventis	58,309	3,815
SES	25,137	497
Societe des Autoroutes Paris-Rhin-Rhone	4,253	306
Suez Environment	2,368	45
Thales	55,054	2,329
Total	64,253	3,563
Total — ADR	27,595	1,536
UbiSoft Entertainment •	85,118	1,454
Vinci	5,818	296
Vivendi Universal	134,659	3,452

		36,090

Germany — 4.7%
Adidas	92,074	3,888
Allianz	16,924	1,671
BASF	17,441	872
Deutsche Boerse	27,147	2,148
Fraport	2,338	107
Metro	13,605	788
RWE	447	38
SAP	42,491	2,008
SAP — ADR	59,693	2,811
Siemens	29,195	2,327
Symrise	183,746	2,953
Wacker Chemie	15,244	2,029

		21,640

Hong Kong — 3.9%
Agile Property Holdings	1,768,000	2,492
Beijing Enterprises Holdings	60,797	305
Cheung Kong Holdings	171,700	2,213
Cheung Kong Infrastructure Holdings	110,182	401
China Merchants Holdings International	13,399	44
Cosco Pacific	44,912	63
Esprit Holdings	344,400	2,480

DESCRIPTION	SHARES	FAIR VALUE Ñ

Guangdong Investment	59,328	$33
Hang Lung Properties	440,000	1,607
Hopewell Highway Infrastructure	410,396	251
Huabao International Holdings	220,000	229
Hutchison Whampoa	87,113	651
Industrial & Commercial Bank of China, Class H	2,255,000	1,619
Li & Fung	782,000	2,304
MTR	51,065	185
NWS Holdings	36,999	71
Tencent Holdings	209,200	2,820
Towngas China Company	113,311	40

		17,808

India — 1.7%
HDFC Bank — ADR	21,169	2,070
Infosys Technologies — ADR	64,494	2,775
Jindal Steel & Power	9,777	600
Oil & Natural Gas	48,449	1,177
Punjab National Bank	86,609	1,250

		7,872

Indonesia — 0.8%
Bank Mandiri Persero	1,877,500	791
PT Tambang Batubara Bukit Asam	42,500	58
Telekomunikasi Indonesia — ADR	61,400	2,169
United Tractors	456,166	594

		3,612

Ireland — 0.3%
Covidien	39,970	1,511

Israel — 1.0%
Bank Hapoalim B.M. •	193,017	635
Cellcom Israel	5,900	165
Delek Automotive Systems	55,140	593
Israel Chemicals	144,732	1,674
Teva Pharmaceutical — ADR	32,592	1,738

		4,805

Italy — 1.2%
Ansaldo STS	45,367	919
Atlantia	12,239	270
Eni	86,265	2,016
Saipem	62,496	1,694
SAVE	5,267	35
Snam Rete Gas	44,351	194
Terna-Rete Elettrica Nationale	68,590	242

		5,370

Japan — 11.5%
Bank of Yokohama	360,991	1,949
CANON	46,520	1,724
Daiwa Securities Group	78,280	460
East Japan Railway	4,139	237
FANUC	44,560	3,641
Japan Airport Terminal	13,559	158
Jupiter Telecommunications	2,373	1,992
Kamigumi	10,776	90
KEYENCE	8,359	1,646
Kose	109,813	2,238
Mitsubishi	81,439	1,617
Mitsui Sumitomo Insurance Group	57,746	1,475
NGK Insulators	92,000	2,071
Nipponkoa Insurance	472,770	2,812
Nomura Holdings	269,695	2,363
Nomura Research Institute	138,650	3,426
SECOM	24,780	1,058
Seven & I Holdings	94,001	2,202
Shin-Etsu Chemical	31,200	1,673
SMC	15,809	1,778
Sony Financial Holdings	594	1,830
Sugi Holdings	94,349	2,007

DESCRIPTION	SHARES	FAIR VALUE Ñ

Sumitomo Metal Mining	135,170	$2,033
Sumitomo Trust & Banking	244,988	1,335
Suzuki Motor	121,221	3,048
TERUMO	33,400	1,692
The Joyo Bank	391,534	1,989
Tokyo Electric Power Company	1,571	40
Tokyo Gas Company	38,176	140
Toyota Motor	57,200	2,401
Yamada Denki	34,370	2,146

		53,271

Luxembourg — 0.7%
Millicom International Cellular — ADR •	44,324	3,287

Malaysia — 0.5%
British American Tobacco	27,400	362
PLUS Expressways	509,500	474
Sime Darby Berhad	627,476	1,469

		2,305

Mexico — 1.7%
America Movil, Series L — ADR	38,600	1,660
Desarrolladora Homex — ADR •	28,200	994
Fomento Economico Mexicano — ADR	42,740	1,650
Grupo Mexico, Series B	57,400	81
Grupo Televisa — ADR	72,200	1,306
Kimberly-Clark de Mexico	115,400	480
Wal-Mart de Mexico — ADR	51,648	1,759

		7,930

Netherlands — 0.9%
Heineken	104,783	4,168
Koninklijke Vopak	752	45

		4,213

New Zealand — 0.1%
Auckland International Airport	120,658	136
Port of Tauranga	57,268	240
Vector	134,900	179

		555

Norway — 0.9%
Hafslund, Class B	4,737	54
Renewable Energy •	253,648	2,016
StatoilHydro	94,728	2,025

		4,095

Pakistan — 0.1%
Pakistan Petroleum	223,310	499

Philippines — 0.5%
Philippine Long Distance Telephone — ADR	40,900	2,154

Portugal — 0.3%
Energias de Portugal	349,561	1,385
Redes Energeticas Nacionais	42,624	174

		1,559

Russia — 1.7%
Gazprom — ADR	83,243	1,681
LUKOIL — ADR	49,950	2,494
Mobile TeleSystems — ADR	51,200	2,150
Oriflame Cosmetics — SDR	17,805	885
TNK-BP Holding	583,589	691
Uralkali — GDR, Class S •	6,606	121

		8,022

Singapore — 0.6%
DBS Group Holdings	181,940	1,755
Hyflux	158,910	291
Hyflux Water Trust	18,000	8
SembCorp Industries	106,836	238

DESCRIPTION	SHARES	FAIR VALUE Ñ

Singapore Post	110,590	$69
Singapore Telecommunications	44,252	108
SMRT	225,230	266

		2,735

South Africa — 2.7%
Gold Fields — ADR	82,229	992
Kumba Iron Ore	43,521	1,159
Massmart Holdings	66,004	644
MTN Group	108,218	1,781
Murray & Roberts Holdings	218,836	1,338
Nedbank Group	109,822	1,514
Pretoria Portland Cement	222,492	830
Sanlam	712,542	1,814
Standard Bank Group	44,060	529
Tiger Brands	40,955	825
Truworths International	211,703	1,091

		12,517

South Korea — 2.8%
AmorePacific	912	500
Hite Brewery	5,334	742
KB Financial Group — ADR •	17,430	748
KT&G	14,770	857
NHN •	7,329	1,063
S1	4,831	220
Samsung Electronics	3,553	2,092
Samsung Electronics — GDR	11,520	3,395
Shinhan Financial Group — ADR	35,348	2,378
Woongjin Coway	46,769	1,170

		13,165

Spain — 1.7%
Abertis Infraestructuras	40,583	841
Banco Santander	140,639	2,037
Cintra Concesiones de Infraestructuras de Transporte	12,398	102
Enagas	3,087	61
Gamesa Corporacion Tecnologica	99,229	2,146
Iberdrola Renovables	6,679	31
Red Electrica	2,855	134
Telefonica	98,750	2,457

		7,809

Sweden — 0.6%
Ericsson	298,313	2,937

Switzerland — 3.5%
ABB •	93,642	1,712
BKW FMB Energie	1,511	117
Credit Suisse Group	50,536	2,388
Foster Wheeler •	67,732	1,565
Nestle	123,430	5,072
Novartis	67,059	3,064
Roche Holding	15,640	2,465

		16,383

Taiwan — 1.2%
Advanced Semiconductor Engineering	966,233	683
Advantech — Fractional Shares ∞	1.57	—
Hon Hai Precision Industry	318,105	1,099
HTC	85,000	1,159
Taiwan Semiconductor Manufacturing	1,454,414	2,590

		5,531

Thailand — 0.6%
Bangkok Bank	361,313	1,191
Banpu Public	48,600	542
Kasikornbank	344,500	809

		2,542

Turkey — 1.1%

DESCRIPTION	SHARES	FAIR VALUE Ñ

Akbank T.A.S.	276,452	$1,563
Koc Holding •	65,222	155
Turkcell Iletisim Hizmetleri — ADR	81,600	1,288
Turkiye Is Bankasi, Class C	633,308	2,198

		5,204

United Kingdom — 12.1%
Anglo American	59,044	1,904
Antofagasta	86,960	1,100
ARM Holdings	1,014,796	2,140
Arriva	17,136	124
Autonomy •	162,591	3,193
BAE Systems	172,559	885
Balfour Beatty	130,566	667
BG Group	120,978	2,020
BP — ADR	68,491	3,427
British Sky Broadcasting Group	217,746	1,986
Cadbury	304,969	3,000
Centrica	49,400	182
Diageo	189,393	2,952
Experian Group	428,633	3,538
Forth Ports	4,977	82
GlaxoSmithKline	207,705	3,980
Go-Ahead Group	3,344	67
ICAP	229,864	1,741
International Power	14,725	63
Mouchel Group	18,348	49
National Grid — ADR	2,919	137
Pennon Group	2,428	18
Prudential	330,297	2,474
Reed Elsevier	142,747	1,005
Scottish & Southern Energy	109,071	2,019
Serco Group	19,426	131
Smith & Nephew	198,274	1,571
Standard Chartered	132,818	3,153
Tesco	373,620	2,289
United Utilities Group	37,560	283
Vedanta Resources	105,977	3,124
Vodafone Group — ADR	184,363	3,794
WPP	335,137	2,585
WPP Group	26,090	201

		55,884

United States — 1.6%
American Tower, Class A •	6,822	233
Aqua America	4,694	85
California Water Service Group	4,102	155
Connecticut Water Service	3,593	78
Digital Realty Trust — REIT	923	37
Dominion Resources	2,185	74
El Paso	22,410	225
Exelon	720	37
FPL Group	2,258	128
ITC Holdings	1,163	55
Kinder Morgan Management •	14,750	693
Logitech International •	108,631	1,818
Northeast Utilities	8,445	194
Philip Morris International	46,079	2,147
Piedmont Natural Gas	2,134	53
Quanta Services •	3,807	89
Sempra Energy	747	39
Skilled Healthcare Group, Class A •	3,388	28
Southern Union	8,233	160
Spectra Energy	31,848	585
UIL Holdings	498	12
Unitil	835	17
URS •	1,824	92
Waste Connections •	3,895	110
Waste Management	3,836	108
Williams	8,260	138
Wisconsin Energy	433	19

		$7,409

DESCRIPTION	SHARES	FAIR VALUE Ñ

Total Common Stocks (Cost $372,041)		385,532

Preferred Stocks — 1.7%
Brazil — 1.0%
AES Tiete	50,114	540
Companhia de Gas de Sao Paulo, Class A	7,784	144
Eletropaulo Metropolitana, Class B •	26,700	498
Itau Unibanco Holding — ADR	118,741	2,124
Suzano Papel e Celulose •	64,010	609
Usinas Siderurgicas de Minas Gerais	26,900	638

		4,553

Germany — 0.7%
Henkel KGAA	88,566	3,255

Total Preferred Stocks (Cost $7,566)		7,808

Exchange-Traded Fund — 0.3%
United States — 0.3%
Market Vectors Russia Fund (Cost $1,019)	50,000	1,151

Rights — 0.0%
South Korea — 0.0%
KB Financial Group — Rights • (Cost $18)	1,354	18

Short-Term Investments — 12.8%
Money Market Fund — 10.4%
State Street Institutional Liquid Reserves Fund	48,265,940	48,266

U.S. Treasury Obligation — 2.4%

	PAR
U.S. Treasury Bill
0.191%, 11/19/2009 □	$11,150	11,143

Total Short-Term Investments (Cost $59,408)		59,409

Total Investments — ▲ 98.0% (Cost $440,052)		453,918

Other Assets and Liabilities, Net — 2.0%		9,269

Total Net Assets — 100.0%		$463,187

Ñ	The fair values of securities are determined on each business day by an independent third party based on factors such as price changes for futures contracts, sector indices, American Depository Receipts, and currency exchange rates that occur between the close of the local market and the close of the New York Stock Exchange. The use of daily fair value pricing may cause the net asset value of its shares to differ significantly from the net asset value that would be determined without fair value pricing.

•	Non-income producing security.

∞	Security considered illiquid. As of July 31, 2009, the fair value of these investments was $0 or 0.0% of total net assets. Information concerning the illiquid securities is as follows:

Security	Shares	Dates Acquired	Cost Basis

Advantech — Fractional shares	1.57	4/08	$—
Iochpe Maxion — Fractional shares	0.67	12/06	—

□	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of July 31, 2009.

▲	On July 31, 2009, the cost of investments for federal income tax purposes was approximately $440,052. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$45,651
Gross unrealized depreciation	(31,785)

Net unrealized appreciation	$13,866

ADR — American Depository Receipt
GDR — Global Depository Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depository Receipt
Schedule of Open Futures Contracts

				Unrealized
		Number of Contracts	Notional Contract	Appreciation
Description	Settlement Month	Purchased (Sold)	Value	(Depreciation)

British Pound Currency Futures	September 2009	(25)	$(2,607)	$(16)
CAC 40 10 Euro Index Futures	August 2009	70	3,415	(8)
DAX Index Futures	September 2009	37	7,043	520
Dow Jones Euro STOXX 50 Futures	September 2009	108	4,058	152
E-Mini MSCI EAFE Index Futures	September 2009	103	7,359	426
FTSE JSE Top 40 Futures	September 2009	170	4,775	329
Hang Seng China Enterprises Index Futures	August 2009	122	9,484	(105)
Hang Seng Index Futures	August 2009	36	4,729	52
IBEX 35 Index Futures	August 2009	(20)	(3,087)	(211)
Mexican Bolsa Index Futures	September 2009	(272)	(5,589)	(530)
Nikkei 225 Index Futures	September 2009	137	15,014	887
OMXS30 Index Futures	August 2009	(100)	(1,222)	(56)
Russell 2000 Mini Index Futures	September 2009	(149)	(8,213)	(715)
S&P TSE 60 Futures	September 2009	102	12,360	203
SGX CNX Nifty Index Futures	August 2009	570	5,306	121
SGX MSCI Singapore Index Futures	August 2009	66	2,908	90
SPI 200 Futures	September 2009	87	7,653	438

				$1,577

At July 31, 2009, sector diversification of the fund was as follows:

		Fair
	% of Net Assets	Value

Common and Preferred Stock
Financials	16.1%	$74,473
Consumer Staples	11.4	52,835
Industrials	10.3	47,907
Information Technology	10.2	47,069
Energy	8.3	38,590
Consumer Discretionary	7.8	36,371
Materials	7.3	33,783
Telecommunication Services	5.7	26,321
Healthcare	5.1	23,629
Utilities	2.7	12,362

Total Common and Preferred Stock	84.9	393,340

Total Exchange-Traded Fund	0.3	1,151

Total Rights	—	18

Total Short-Term Investments	12.8	59,409

Total Investments	98.0	453,918

Other Assets and Liabilities, Net	2.0	9,269

Net Assets	100.0%	$463,187

Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation of FAS 157 level classifications continues to develop and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using for comparison with other mutual funds.
As of July 31, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common and Preferred Stock
Consumer Discretionary	$2,300	$34,071	$—	$36,371
Consumer Staples	5,556	47,279	—	52,835
Energy	18,025	20,565	—	38,590
Financials	10,476	63,997	—	74,473
Healthcare	3,278	20,351	—	23,629
Industrials	2,061	45,846	—	47,907
Information Technology	10,217	36,852	—	47,069
Materials	6,448	27,335	—	33,783
Telecommunication Services	16,899	9,422	—	26,321
Utilities	1,452	10,910	—	12,362
Exchange-Traded Fund	1,151	—	—	1,151
Rights	18	—	—	18
Short-Term Investments	48,266	11,143	—	59,409

Total Investments in Securities	$126,147	$327,771	$—	$453,918

Other Financial Instruments*	$1,577	$—	$—	$1,577

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The fund has adopted Statement of Financial Accounting Standard No. 161, Disclosures about Derivatives Instruments and Hedging Activities (“FAS 161”). FAS 161 is an amendment to Statement of Financial Accounting Standard No. 133 (“FAS 133”), expanding the disclosure requirements of FAS 133 regarding the fund’s use of derivative instruments and hedging activities. As of July 31, 2009, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Value
Asset Derivatives
Equity Contracts	$3,218
Interest Rate Contracts	—
Credit Contracts	—
Foreign Exchange Contracts	—
Other Contracts	—

Balance as of July 31, 2009	$3,218

Liability Derivatives
Equity Contracts	$1,625
Interest Rate Contracts	—
Credit Contracts	—
Foreign Exchange Contracts	16
Other Contracts	—

Balance as of July 31, 2009	$1,641

Schedule of INVESTMENTS July 31, 2009 (unaudited), all dollars are rounded to thousands (000)
Large Cap Growth Opportunities Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks — 99.2%

Consumer Discretionary — 13.1%
Advance Auto Parts	150,223	$6,945
Bed Bath & Beyond •	112,879	3,923
Best Buy ▼	152,911	5,714
Coach	112,628	3,333
Dick’s Sporting Goods • ▼	220,939	4,386
Dollar Tree • ▼	124,345	5,735
McDonald’s	81,731	4,500
McGraw-Hill	152,088	4,768
Polo Ralph Lauren ▼	116,847	7,367
Priceline.com • ▼	71,412	9,256
Target	175,367	7,649
Yum! Brands	190,669	6,761

		70,337

Consumer Staples — 11.2%
Alberto-Culver	149,337	3,826
Colgate-Palmolive ▼	90,409	6,549
CVS Caremark ▼	210,485	7,047
Kellogg ▼	246,215	11,695
PepsiCo	121,134	6,875
Philip Morris International	385,948	17,985
Procter & Gamble	69,377	3,851
Wal-Mart Stores	46,175	2,303

		60,131

Energy — 4.3%
Occidental Petroleum	65,315	4,659
Petroleo Brasileiro — ADR	105,350	4,345
Schlumberger ▼	130,686	6,992
Southwestern Energy • ▼	161,149	6,676

		22,672

Financials — 6.1%
American Express	157,050	4,449
BlackRock ▼	41,288	7,867
Charles Schwab	495,748	8,859
Goldman Sachs Group ▼	70,470	11,508

		32,683

Healthcare — 15.5%
Abbott Laboratories ▼	249,665	11,232
Amgen •	153,583	9,570
Baxter International	139,200	7,847
DENTSPLY International ▼	185,755	6,195
Express Scripts • ▼	113,128	7,924
Gilead Sciences •	178,725	8,745
Medco Health Solutions • ▼	200,647	10,606
St. Jude Medical •	178,047	6,714
Teva Pharmaceutical — ADR ▼	196,856	10,500
Thermo Fisher Scientific • ▼	76,900	3,482

		82,815

Industrials — 8.5%
3M	117,999	8,322
C.H. Robinson Worldwide ▼	128,136	6,987
Cummins	71,942	3,094
Emerson Electric	101,376	3,688
Goodrich	62,951	3,233
Joy Global ▼	73,253	2,724
Precision Castparts	81,130	6,475
United Technologies	153,552	8,364
W.W. Grainger ▼	30,463	2,739

		45,626

DESCRIPTION	SHARES	FAIR VALUE Ñ

Information Technology — 35.5%
Adobe Systems •	135,941	$4,407
Altera	264,111	4,936
Amphenol, Class A	137,861	4,598
Apple •	167,808	27,418
BMC Software • ▼	162,915	5,544
Broadcom, Class A • ▼	158,166	4,465
Changyou.com — ADR • ▼	78,792	2,896
Cisco Systems •	635,462	13,986
Dolby Laboratories, Class A • ▼	100,770	4,195
eBay •	224,448	4,770
F5 Networks • ▼	158,655	5,889
Google, Class A • ▼	20,582	9,119
Hewlett-Packard ▼	333,833	14,455
IBM ▼	68,116	8,033
MasterCard, Class A ▼	30,766	5,970
Maxim Integrated Products	241,263	4,275
Microsoft	428,217	10,072
Oracle	690,231	15,275
QUALCOMM	331,379	15,313
Research In Motion • ▼	61,649	4,685
Shanda Interactive Entertainment — ADR • ▼	5,240	260
Sybase • ▼	111,613	3,996
Teradata •	219,836	5,401
Visa, Class A ▼	156,469	10,242

		190,200

Materials — 3.3%
Ecolab	114,914	4,770
Monsanto	59,452	4,994
Praxair	100,511	7,858

		17,622

Telecommunication Services — 1.7%
American Tower, Class A •	271,367	9,251

Total Common Stocks (Cost $457,417)		531,337

Short-Term Investment — 0.1%
First American Prime Obligations Fund, Class Z ± (Cost $594)	594,482	594

Investment Purchased with Proceeds from Securities Lending — 26.0%
Mount Vernon Securities Lending Prime Portfolio † (Cost $139,286)	139,285,505	139,286

Total Investments ▲ — 125.3% (Cost $597,297)		671,217

Other Assets and Liabilities, Net — (25.3)%		(135,531)

Total Net Assets — 100.0%		$535,686

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2009, the fund held no internally fair valued securities.

•	Non-income producing security.

▼	This security or a portion of this security is out on loan at July 31, 2009. Total loaned securities had a value of $134,865 at July 31, 2009.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2009, the cost of investments for federal income tax purposes was approximately $597,297. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$82,088
Gross unrealized depreciation	(8,168)

Net unrealized appreciation	$73,920

ADR — American Depository Receipt
Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation of FAS 157 level classifications continues to develop and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using for comparison with other mutual funds.
As of July 31, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks
Consumer Discretionary	$70,337	$—	$—	$70,337
Consumer Staples	60,131	—	—	60,131
Energy	22,672	—	—	22,672
Financials	32,683	—	—	32,683
Healthcare	82,815	—	—	82,815
Industrials	45,626	—	—	45,626
Information Technology	190,200	—	—	190,200
Materials	17,622	—	—	17,622
Telecommunication Services	9,251	—	—	9,251
Short-Term Investments	139,880	—	—	139,880

Total Investments in Securities	$671,217	$—	$—	$671,217

Schedule of INVESTMENTS July 31, 2009 (unaudited), all dollars are rounded to thousands (000)
Large Cap Select Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks — 100.1%

Consumer Discretionary — 14.3%
Advance Auto Parts ▼	34,335	$1,587
Coach	29,873	884
Discovery Communications ▼ •	54,021	1,324
DISH Network, Class A •	74,534	1,263
Dollar Tree ▼ •	34,261	1,580
Gap	81,249	1,326
Hasbro	45,768	1,213
Home Depot ▼	90,815	2,356
Jarden •	73,419	1,810
PetSmart	74,077	1,657
Priceline.com ▼ •	12,705	1,647
WABCO Holdings	83,814	1,593
Walt Disney ▼	78,720	1,977
WMS Industries ▼ •	69,572	2,516

		22,733

Consumer Staples — 2.6%
CVS Caremark ▼	58,240	1,950
General Mills ▼	36,044	2,123

		4,073

Energy — 12.9%
Apache	28,272	2,373
Chevron	38,997	2,709
Exxon Mobil ▼	54,430	3,831
Occidental Petroleum	37,590	2,682
Pioneer Natural Resources	77,525	2,213
Whiting Petroleum •	52,578	2,417
Williams	131,771	2,199
XTO Energy	54,505	2,193

		20,617

Financials — 18.5%
ACE	32,959	1,617
Bank of America	335,972	4,969
BlackRock ▼	11,845	2,257
Charles Schwab	69,285	1,238
Comerica ▼	70,088	1,671
Discover Financial Services	161,617	1,920
Goldman Sachs Group ▼	23,864	3,897
Hudson City Bancorp	122,344	1,720
JPMorgan Chase	137,055	5,297
KeyCorp	143,907	832
TD Ameritrade Holding •	106,843	1,981
Wells Fargo ▼	84,389	2,064

		29,463

Healthcare — 13.1%
Aetna	60,317	1,627
Allergan	32,954	1,761
Amgen •	59,470	3,706
Bristol-Myers Squibb ▼	157,126	3,416
Express Scripts ▼ •	33,103	2,318
Forest Laboratories •	66,608	1,720
Pfizer ▼	245,746	3,915
Teva Pharmaceutical — ADR ▼	28,216	1,505
Vertex Pharmaceuticals ▼ •	27,325	984

		20,952

Industrials — 6.5%
3M	11,518	812
Illinois Tool Works	29,494	1,196
Navistar International •	37,399	1,479
Rockwell Collins	39,581	1,670
Tyco International	81,806	2,472
United Technologies	30,320	1,651

DESCRIPTION	SHARES	FAIR VALUE Ñ

Werner Enterprises ▼	56,622	$1,023

		10,303

Information Technology — 25.5%
Accenture, Class A	46,591	1,634
Altera ▼	120,277	2,248
Analog Devices	98,331	2,691
Apple •	28,512	4,659
Avnet ▼ •	69,429	1,694
BMC Software ▼ •	90,689	3,086
Cisco Systems •	238,164	5,242
Corning	79,446	1,351
eBay •	89,078	1,893
Hewlett-Packard ▼	87,468	3,787
IBM ▼	13,422	1,583
Maxim Integrated Products	124,370	2,204
Microsoft	81,185	1,909
Oracle	148,473	3,286
Sybase ▼ •	47,730	1,709
Teradata •	70,678	1,736

		40,712

Materials — 4.9%
AK Steel	63,283	1,245
Alpha Natural Resources ▼ •	44,081	1,468
Cliffs Natural Resources ▼	29,467	807
Mosaic	25,035	1,306
Packaging Corporation of America	89,913	1,769
Sonoco Products	45,712	1,210

		7,805

Telecommunication Services — 1.1%
American Tower, Class A •	51,970	1,772

Utilities — 0.7%
CMS Energy ▼	86,315	1,117

Total Common Stocks (Cost $143,090)		159,547

Investment Purchased with Proceeds from Securities Lending — 30.4%
Mount Vernon Securities Lending Prime Portfolio † (Cost $48,444)	48,443,510	48,444

Total Investments ▲ — 130.5% (Cost $191,534)		207,991

Other Assets and Liabilities, Net — (30.5)%		(48,616)

Total Net Assets — 100.0%		$159,375

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2009, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at July 31, 2009. Total loaned securities had a value of $46,466 at July 31, 2009.

•	Non-income producing security.

†	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2009, the cost of investments for federal income tax purposes was approximately $191,534. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$20,108
Gross unrealized depreciation	(3,651)

Net unrealized appreciation	$16,457

ADR — American Depository Receipt
Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation of FAS 157 level classifications continues to develop and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using for comparison with other mutual funds.
As of July 31, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks
Consumer Discretionary	$22,733	$—	$—	$22,733
Consumer Staples	4,073	—	—	4,073
Energy	20,617	—	—	20,617
Financials	29,463	—	—	29,463
Healthcare	20,952	—	—	20,952
Industrials	10,303	—	—	10,303
Information Technology	40,712	—	—	40,712
Materials	7,805	—	—	7,805
Telecommunication Services	1,772	—	—	1,772
Utilities	1,117	—	—	1,117
Short-Term Investments	48,444	—	—	48,444

Total Investments in Securities	$207,991	$—	$—	$207,991

Schedule of INVESTMENTS July 31, 2009 (unaudited), all dollars are rounded to thousands (000)
Large Cap Value Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks — 99.9%

Consumer Discretionary — 10.0%
Comcast, Class A	406,130	$6,035
Gap	243,449	3,973
Home Depot ▼	357,753	9,280
Kohl’s • ▼	61,066	2,965
Magna International, Class A	103,642	5,282
Omnicom Group ▼	139,629	4,747
Walt Disney ▼	327,031	8,215

		40,497

Consumer Staples — 6.9%
ConAgra Foods	331,119	6,500
General Mills ▼	90,833	5,351
Kroger	185,960	3,976
Procter & Gamble	147,147	8,168
Wal-Mart Stores	77,190	3,850

		27,845

Energy — 21.1%
Apache	78,136	6,560
Chevron	238,175	16,546
Devon Energy	35,895	2,085
EOG Resources	56,125	4,155
Exxon Mobil ▼	243,830	17,163
Newfield Exploration •	189,836	7,466
Noble	119,324	4,040
Occidental Petroleum	145,646	10,390
Peabody Energy ▼	121,110	4,010
Schlumberger ▼	86,124	4,608
Transocean •	60,945	4,857
XTO Energy	82,999	3,339

		85,219

Financials — 20.7%
ACE	137,234	6,733
Ameriprise Financial	110,463	3,071
AON	105,817	4,175
Bank of America	694,599	10,273
Bank of New York Mellon	164,122	4,487
BB&T ▼	170,937	3,911
Goldman Sachs Group ▼	41,354	6,753
JPMorgan Chase	484,114	18,711
Morgan Stanley	136,494	3,890
Prudential Financial	103,014	4,560
Unum Group	233,765	4,388
Wells Fargo ▼	520,767	12,738

		83,690

Healthcare — 10.2%
AmerisourceBergen	196,825	3,881
Amgen •	70,080	4,367
Bristol-Myers Squibb ▼	428,201	9,309
Johnson & Johnson	135,547	8,253
Pfizer ▼	477,522	7,607
Quest Diagnostics	74,864	4,089
UnitedHealth Group	130,311	3,657

		41,163

Industrials — 9.1%
Cooper Industries, Class A ▼	74,836	2,466
Emerson Electric	107,886	3,925
FedEx ▼	66,011	4,478
General Electric	767,204	10,280
Ingersoll-Rand PLC	73,020	2,109
Parker Hannifin	118,583	5,251
W.W. Grainger ▼	49,252	4,428
Waste Management ▼	138,711	3,899

		$36,836

DESCRIPTION	SHARES	FAIR VALUE Ñ

Information Technology — 6.7%
Altera	236,447	4,419
BMC Software •	116,102	3,951
Cisco Systems •	364,288	8,018
Hewlett-Packard	139,642	6,047
Intel	247,026	4,755

		27,190

Materials — 4.6%
Air Products and Chemicals	83,018	6,193
Celanese, Class A	109,205	2,807
Freeport-McMoRan Copper & Gold	90,867	5,479
Sonoco Products	155,579	4,120

		18,599

Telecommunication Services — 5.3%
AT&T	534,422	14,018
Verizon Communications ▼	229,492	7,360

		21,378

Utilities — 5.3%
CMS Energy ▼	332,350	4,301
Edison International	167,556	5,415
Entergy	41,290	3,317
Sempra Energy	76,462	4,009
Xcel Energy	210,478	4,197

		21,239

Total Common Stocks (Cost $398,322)		403,656

Short-Term Investment — 0.1%
First American Prime Obligations Fund, Class Z ± (Cost $425)	425,086	425

Investment Purchased with Proceeds from Securities Lending — 23.0%
Mount Vernon Securities Lending Prime Portfolio † (Cost $93,038)	93,037,546	93,038

Total Investments ▲ — 123.0% (Cost $491,785)		497,119

Other Assets and Liabilities, Net — (23.0)%		(92,827)

Total Net Assets — 100.0%		$404,292

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2009, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at July 31, 2009. Total loaned securities had a value of $88,997 at July 31, 2009.

•	Non-income producing security.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

†	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2009, the cost of investments for federal income tax purposes was approximately $491,785. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$47,632
Gross unrealized depreciation	(42,298)

Net unrealized appreciation	$5,334

Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation of FAS 157 level classifications continues to develop and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using for comparison with other mutual funds.
As of July 31, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks
Consumer Discretionary	$40,497	$—	$—	$40,497
Consumer Staples	27,845	—	—	27,845
Energy	85,219	—	—	85,219
Financials	83,690	—	—	83,690
Healthcare	41,163	—	—	41,163
Industrials	36,836	—	—	36,836
Information Technology	27,190	—	—	27,190
Materials	18,599	—	—	18,599
Telecommunication Services	21,378	—	—	21,378
Utilities	21,239	—	—	21,239
Short-Term Investments	93,463	—	—	93,463

Total Investments in Securities	$497,119	$—	$—	$497,119

Schedule of INVESTMENTS July 31, 2009 (unaudited), all dollars are rounded to thousands (000)
Mid Cap Growth Opportunities Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks — 98.8%
Consumer Discretionary — 21.5%
Advance Auto Parts	385,836	$17,837
Aeropostale •	245,277	8,928
Apollo Group, Class A •	247,260	17,071
Bed Bath & Beyond • ▼	348,121	12,097
Best Buy ▼	276,603	10,337
Chipotle Mexican Grill, Class A • ▼	118,834	11,150
Coach	580,918	17,189
Coinstar •	395,135	13,130
DeVry ▼	302,175	15,030
Dick’s Sporting Goods •	417,560	8,288
Kohl’s • ▼	238,633	11,586
McGraw-Hill	379,835	11,908
Polo Ralph Lauren ▼	268,975	16,959
Priceline.com • ▼	161,218	20,897
Starbucks • ▼	742,349	13,140
TJX ▼	345,643	12,523
WMS Industries • ▼	464,582	16,799
Yum! Brands ▼	248,812	8,823

		243,692

Consumer Staples — 3.4%
Alberto-Culver ▼	657,976	16,857
Central European Distribution • ▼	356,101	10,224
Lorillard	154,124	11,362

		38,443

Energy — 5.5%
Cameron International • ▼	530,986	16,583
Noble Energy ▼	161,926	9,897
Oceaneering International •	200,113	10,190
Petrohawk Energy • ▼	378,656	9,194
Range Resources	122,194	5,671
Southwestern Energy • ▼	248,649	10,301

		61,836

Financials — 7.0%
Charles Schwab	633,194	11,315
Discover Financial Services	1,087,573	12,920
IntercontinentalExchange •	83,861	7,888
Northern Trust ▼	244,033	14,596
PartnerRe ▼	152,788	10,480
TD Ameritrade •	1,194,793	22,151

		79,350

Healthcare — 12.1%
Allergan	498,721	26,647
C.R. Bard	241,923	17,798
DENTSPLY International ▼	314,391	10,485
Express Scripts • ▼	175,898	12,320
Henry Schein • ▼	277,221	14,244
IDEXX Laboratories • ▼	137,119	6,831
Illumina •	228,515	8,259
St. Jude Medical •	391,748	14,773
Thermo Fisher Scientific • ▼	208,622	9,446
Vertex Pharmaceuticals • ▼	438,527	15,791

		136,594

Industrials — 16.8%
C.H. Robinson Worldwide ▼	219,967	11,995
Copart • ▼	408,348	14,419
Cummins	199,831	8,595
Danaher ▼	89,434	5,477
Expeditors International of Washington ▼	231,827	7,866
Flowserve ▼	237,455	19,179
Fluor ▼	365,132	19,279
Goodrich ▼	283,860	14,579

DESCRIPTION	SHARES	FAIR VALUE Ñ

ITT ▼	357,566	$17,664
Precision Castparts	265,923	21,223
Quanta Services •	481,047	11,213
Roper Industries ▼	279,553	13,368
URS •	213,523	10,804
W.W. Grainger ▼	164,223	14,765

		190,426

Information Technology — 23.8%
Altera ▼	808,436	15,110
Amphenol, Class A ▼	291,228	9,712
Analog Devices	494,382	13,531
ANSYS •	231,498	7,237
Blackboard •	167,066	5,675
BMC Software • ▼	506,865	17,249
Broadcom, Class A • ▼	496,488	14,016
CA	894,846	18,917
Changyou.com — ADR • ▼	269,790	9,915
Dolby Laboratories, Class A • ▼	181,050	7,537
F5 Networks • ▼	394,025	14,626
Global Payments	197,165	8,340
Juniper Networks • ▼	585,712	15,305
Marvell Technology Group • ▼	567,274	7,567
MasterCard, Class A ▼	94,852	18,404
Maxim Integrated Products	719,059	12,742
McAfee • ▼	214,584	9,566
Mettler-Toledo International •	166,708	14,013
NetApp •	370,976	8,332
Perfect World — ADR • ▼	169,333	6,059
Shanda Interactive Entertainment — ADR • ▼	12,291	609
Sybase • ▼	462,500	16,558
Teradata •	752,769	18,496

		269,516

Materials — 5.1%
Air Products and Chemicals ▼	158,595	11,831
Alpha Natural Resources • ▼	458,794	15,282
Ecolab	337,335	14,003
Intrepid Potash • ▼	325,044	8,211
Martin Marietta Materials ▼	94,015	8,092

		57,419

Telecommunication Services — 3.6%
American Tower, Class A •	547,446	18,663
NII Holdings • ▼	451,746	10,399
SBA Communications, Class A • ▼	442,018	11,532

		40,594

Total Common Stocks (Cost $953,419)		1,117,870

Short-Term Investment — 1.7%
First American Prime Obligations Fund, Class Z ±
(Cost $18,358)	18,358,051	18,358

Investment Purchased with Proceeds from Securities Lending — 36.1%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $408,481)	408,481,412	408,481

Total Investments ▲ — 136.6% (Cost $1,380,258)		1,544,709

Other Assets and Liabilities, Net — (36.6)%		(413,674)

Total Net Assets — 100.0%		$1,131,035

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2009, the fund held no internally fair valued securities.

•	Non-income producing security.

▼	This security or a portion of this security is out on loan at July 31, 2009. Total loaned securities had a value of $396,492 at July 31, 2009.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

†	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2009, the cost of investments for federal income tax purposes was approximately $1,380,258. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$182,377
Gross unrealized depreciation	(17,926)

Net unrealized appreciation	$164,451

ADR — American Depository Receipt
Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation of FAS 157 level classifications continues to develop and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using for comparison with other mutual funds.
As of July 31, 2009, the fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Common Stocks
Consumer Discretionary	$243,692	$—	$—	$243,692
Consumer Staples	38,443	—	—	38,443
Energy	61,836	—	—	61,836
Financials	79,350	—	—	79,350
Healthcare	136,594	—	—	136,594
Industrials	190,426			190,426
Information Technology	269,516	—	—	269,516
Materials	57,419	—	—	57,419
Telecommunication Services	40,594			40,594
Short-Term Investments	426,839	—	—	426,839

Total Investments in Securities	$1,544,709	$—	$—	$1,544,709

Schedule of INVESTMENTS July 31, 2009 (unaudited), all dollars rounded to thousands (000)
Mid Cap Select Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks — 99.8%
Consumer Discretionary — 16.6%
Advance Auto Parts	21,013	$971
Apollo Group, Class A •	4,961	343
Bally Technologies •	12,813	464
Bed Bath & Beyond • ▼	13,141	457
Coinstar •	17,165	570
Family Dollar Stores	20,756	652
Gap	27,152	443
Jarden •	28,351	699
McGraw-Hill	16,206	508
Ross Stores	9,495	419
Warnaco Group •	21,583	784
WMS Industries •	33,189	1,200

		7,510

Consumer Staples — 5.0%
Bunge Limited ▼	12,145	850
ConAgra Foods	37,616	738
Lorillard	9,224	680

		2,268

Energy — 8.0%
Cameron International • ▼	31,160	973
Noble Energy ▼	15,704	960
Pioneer Natural Resources	17,578	502
Whiting Petroleum •	15,331	705
Williams	30,447	508

		3,648

Financials — 16.9%
Bank of the Ozarks ▼	30,486	771
BlackRock ▼	2,952	562
Digital Realty Trust — REIT ▼	9,615	390
Discover Financial Services	36,405	433
Knight Capital Group, Class A •	30,493	566
MFA Mortgage Investments — REIT	110,347	817
PartnerRe ▼	6,025	413
Public Storage — REIT ▼	6,272	455
Sterling Bancshares ▼	38,310	309
TCF Financial ▼	67,502	954
TD Ameritrade Holding •	54,340	1,007
Unum Group	53,679	1,008

		7,685

Healthcare — 6.8%
Express Scripts • ▼	12,755	894
ICU Medical •	20,862	812
Quest Diagnostics	5,845	319
Vertex Pharmaceuticals • ▼	28,820	1,038

		3,063

Industrials — 10.4%
Chart Industries •	18,345	353
Cooper Industries, Class A ▼	19,622	647
EMCOR Group •	31,570	761
Parker Hannifin	11,569	512
URS •	17,285	875
W.W. Grainger ▼	9,382	843
Werner Enterprises ▼	40,851	738

		4,729

Information Technology — 19.4%
Altera ▼	36,287	678
Amkor Technology •	160,139	1,002
Amphenol, Class A ▼	27,670	923

DESCRIPTION	SHARES	FAIR VALUE Ñ

Avnet •	49,734	$1,214
BMC Software • ▼	34,400	1,171
Computer Sciences •	14,197	684
DealerTrack Holdings •	25,261	501
F5 Networks • ▼	24,289	902
Maxim Integrated Products	25,191	446
Sybase • ▼	13,104	469
Teradata •	33,270	817

		8,807

Materials — 7.5%
AK Steel	18,152	357
Alpha Natural Resources • ▼	25,218	840
Celanese, Class A	13,654	351
Freeport-McMoRan Copper & Gold	11,367	685
Packaging Corporation of America	21,223	418
Sonoco Products	29,071	770

		3,421

Telecommunication Services — 3.0%
American Tower, Class A •	19,960	680
Windstream	78,204	686

		1,366

Utilities — 6.2%
CMS Energy ▼	86,592	1,121
NSTAR▼	14,275	458
Xcel Energy ▼	62,387	1,244

		2,823

Total Common Stocks (Cost $39,247)		45,320

Warrants — 0.0%
Lantronix, Warrants •∞ ◙ (Cost $0)	746	—

	PAR
Short-Term Investment — 0.4%
U.S. Treasury Bill 0.191%, 11/19/2009 □ (Cost $179)	$179	179

	SHARES
Investment Purchased with Proceeds from Securities Lending — 33.8%
Mount Vernon Securities Lending Prime Portfolio† (Cost $15,342)	15,341,821	15,342

Total Investments ▲ — 134.0% (Cost $54,768)		60,841

Other Assets and Liabilities, Net — (34.0)%		(15,448)

Total Net Assets — 100.0%		$45,393

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2009, the fund held internally fair valued securities disclosed in footnote ◙.

•	Non-income producing security.

▼	This security or a portion of this security is out on loan at July 31, 2009. Total loaned securities had a value of $14,732 at July 31, 2009.

∞	Security considered illiquid. As of July 31, 2009, the value of this investment was $0 or 0.0% of total net assets. Information concerning the illiquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis

Lantronix, Warrants	746	5/08	$—

◙	Security is internally fair valued. As of July 31, 2009, the value of this investment was $0 or 0.0% of total net assets.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of July 31, 2009.

†	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2009, the cost of investments for federal income tax purposes was approximately $54,768. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$6,686
Gross unrealized depreciation	(613)

Net unrealized appreciation	$6,073

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of
		Contracts	Notional Contract	Unrealized
Description	Settlement Month	Purchased	Value	Appreciation

Russell 2000 Mini Index Futures	September 2009	42	$2,335	$46
Schedule of Open Written Options
Call Options

	Exercise	Premium		Number of	Fair
Option	Price	Received	Expiration Date	Contracts	Value

Amkor Technology — September 2009	$5.00	$46	09/19/2009	1,601	$208
Discover Financial Services — October 2009	10.00	37	10/17/2009	364	84
Freeport-McMoRan Copper & Gold — November 2009	65.00	39	11/21/2009	113	59
Vertex Pharmaceuticals — October 2009	40.00	41	10/17/2009	288	40

		$163			$391

Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation of FAS 157 level classifications continues to develop and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using for comparison with other mutual funds.
As of July 31, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks
Consumer Discretionary	$7,510	$—	$—	$7,510
Consumer Staples	2,268	—	—	2,268
Energy	3,648	—	—	3,648
Financials	7,685	—	—	7,685
Healthcare	3,063	—	—	3,063
Industrials	4,729	—	—	4,729
Information Technology	8,807	—	—	8,807
Materials	3,421	—	—	3,421
Telecommunication Services	1,366	—	—	1,366
Utilities	2,823	—	—	2,823
Warrants	—	—	—	—
Short-Term Investments	15,342	179	—	15,521

Total Investments in Securities	$60,662	$179	$—	$60,841

Other Financial Instruments*	$(182)	$—	$—	$(182)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The fund has adopted Statement of Financial Accounting Standard No. 161, Disclosures about Derivatives Instruments and Hedging Activities (“FAS 161”). FAS 161 is an amendment to Statement of Financial Accounting Standard No. 133 (“FAS 133”), expanding the disclosure requirements of FAS 133 regarding the the fund’s use of derivative instruments and hedging activities.
As of July 31, 2009, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Value
Asset Derivatives
Equity Contracts	$46
Interest Rate Contracts	—
Credit Contracts	—
Foreign Exchange Contracts	—
Other Contracts	—

Balance as of July 31, 2009	$46

Liability Derivatives
Equity Contracts	$228
Interest Rate Contracts	—
Credit Contracts	—
Foreign Exchange Contracts	—
Other Contracts	—

Balance as of July 31, 2009	$228

Schedule of INVESTMENTS July 31, 2009 (unaudited), all dollars are rounded to thousands (000)
Mid Cap Value Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks — 99.1%
Consumer Discretionary — 16.2%
Advance Auto Parts	90,255	$4,172
Cablevision Systems	370,987	7,594
D.R. Horton ▼	445,809	5,167
Expedia •	319,211	6,611
Ford Motor ▼ •	975,007	7,800
Gap	344,084	5,615
J.C. Penney	209,750	6,324
Jarden •	180,888	4,459
Kohl’s ▼ •	117,007	5,681
Magna International, Class A	105,909	5,397
Omnicom Group ▼	187,317	6,369
Sherwin-Williams	71,913	4,153
Stanley Works ▼	176,966	7,105
Toll Brothers ▼ •	335,436	6,561
VF	102,365	6,622
WMS Industries •	189,178	6,841

		96,471

Consumer Staples — 7.2%
Alberto-Culver	170,425	4,366
ConAgra Foods	586,039	11,504
Corn Products International	223,618	6,261
JM Smucker	110,110	5,509
Kroger	243,087	5,197
Lorillard	91,019	6,710
Pepsi Bottling Group	97,513	3,311

		42,858

Energy — 9.5%
Denbury Resources ▼ •	193,447	3,211
El Paso	404,660	4,071
EOG Resources	88,426	6,546
Murphy Oil	124,639	7,254
Nabors Industries ▼ •	144,365	2,457
Newfield Exploration •	325,702	12,810
Noble	127,220	4,308
Noble Energy	177,197	10,830
Plains Exploration & Production ▼ •	179,045	5,130

		56,617

Financials — 23.1%
Ameriprise Financial ▼	330,048	9,175
AON	261,995	10,336
BOK Financial ▼	125,522	5,258
Boston Properties — REIT ▼	87,091	4,607
Comerica ▼	358,823	8,554
Discover Financial Services	876,894	10,417
Essex Property Trust — REIT ▼	86,491	5,623
Everest Re Group	77,427	6,211
Federal Realty Investment Trust — REIT	109,060	6,222
Invesco ▼	438,285	8,656
Liberty Property Trust — REIT	214,186	5,948
Lincoln National	126,270	2,676
Northern Trust ▼	101,515	6,072
PartnerRe ▼	107,048	7,342
Principal Financial Group	162,638	3,855
Regions Financial ▼	536,347	2,371
TCF Financial ▼	559,657	7,914
TD Ameritrade •	332,975	6,173
Unum Group	560,998	10,530
Ventas — REIT	188,000	6,636
Vornado Realty Trust — REIT ▼	66,015	3,368

		137,944

Healthcare — 4.3%
AmerisourceBergen ▼	381,179	7,517

DESCRIPTION	SHARES	FAIR VALUE Ñ

CIGNA	172,443	$4,897
Quest Diagnostics	122,630	6,698
Universal Health Services	119,333	6,636

		25,748

Industrials — 8.6%
Cooper Industries, Class A ▼	121,302	3,997
Delta Air Lines •	423,903	2,938
Goodrich ▼	85,248	4,378
Ingersoll-Rand PLC	107,214	3,096
Parker Hannifin ▼	247,079	10,941
Republic Services ▼	272,482	7,248
Ryder System	182,219	6,401
W.W. Grainger ▼	72,492	6,518
Werner Enterprises ▼	329,659	5,954

		51,471

Information Technology — 9.3%
Affiliated Computer Services, Class A •	90,485	4,290
Altera ▼	336,280	6,285
Amphenol, Class A ▼	166,072	5,538
Analog Devices	232,266	6,357
Avnet ▼ •	304,460	7,429
BMC Software •	161,969	5,512
Broadcom, Class A ▼ •	150,415	4,246
Computer Sciences •	180,013	8,671
Molex	226,278	4,019
Sybase ▼ •	77,672	2,781

		55,128

Materials — 9.4%
Air Products and Chemicals ▼	161,350	12,037
Alpha Natural Resources ▼ •	226,219	7,535
Celanese, Class A	309,794	7,962
Freeport-McMoRan Copper & Gold ▼	135,995	8,200
Packaging Corporation of America	350,631	6,897
Schnitzer Steel Industries, Class A	122,726	6,599
Sonoco Products	256,499	6,792

		56,022

Telecommunication Services — 1.5%
Windstream	1,027,780	9,014

Utilities — 10.0%
American Electric Power	164,502	5,093
CMS Energy ▼	673,379	8,713
Edison International	268,562	8,680
Entergy	70,617	5,673
PG&E ▼	105,764	4,270
Sempra Energy	216,568	11,355
Wisconsin Energy	186,380	8,009
Xcel Energy ▼	393,360	7,843

		59,636

Total Common Stocks (Cost $545,931)		590,909

Short-Term Investment — 0.9%
First American Prime Obligations Fund, Class Z ± (Cost $5,207)	5,207,164	5,207

Investment Purchased with Proceeds from Securities Lending — 23.6%
Mount Vernon Securities Lending Prime Portfolio † (Cost $140,374)	140,374,231	140,374

Total Investments ▲ — 123.6% (Cost $691,512)		736,490

Other Assets and Liabilities, Net — (23.6)%		(140,499)

Total Net Assets — 100.0%		$595,991

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2009, the fund held no internally fair valued securities

▼	This security or a portion of this security is out on loan at July 31, 2009. Total loaned securities had a value of $135,184 at July 31, 2009.

•	Non-income producing security

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

†	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2009, the cost of investments for federal income tax purposes was approximately $691,512. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$82,306
Gross unrealized depreciation	(37,328)

Net unrealized appreciation	$44,978

REIT — Real Estate Investment Trust
Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation of FAS 157 level classifications continues to develop and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using for comparison with other mutual funds.
As of July 31, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks
Consumer Discretionary	$96,471	$—	$—	$96,471
Consumer Staples	42,858	—	—	42,858
Energy	56,617	—	—	56,617
Financials	137,944	—	—	137,944
Healthcare	25,748	—	—	25,748
Industrials	51,471			51,471
Information Technology	55,128	—	—	55,128
Materials	56,022	—	—	56,022
Telecommunication Services	9,014			9,014
Utilities	59,636	—	—	59,636
Short-Term Investments	145,581	—	—	145,581

Total Investments in Securities	$736,490	$—	$—	$736,490

Schedule of INVESTMENTS July 31, 2009 (unaudited), all dollars are rounded to thousands (000)
Real Estate Securities Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks — 97.6%
Apartments — 13.4%
Apartment Investment & Management, Class A — REIT ➢	127,423	$1,195
Associated Estates Realty — REIT ➢	179,468	1,066
Avalonbay Communities — REIT ➢ ▼	409,859	23,854
BRE Properties — REIT ➢	2,523	60
Camden Property Trust — REIT ➢ ▼	421,768	12,446
Equity Residential Properties Trust — REIT ➢ ▼	843,962	20,255
Essex Property Trust — REIT ➢ ▼	271,975	17,681
Home Properties — REIT ➢ ▼	86,316	3,082
Mid-America Apartment Communities — REIT ➢ ▼	346,588	13,749
UDR — REIT ➢ ▼	1,504,936	15,727

		109,115

Community Centers — 9.7%
Acadia Realty Trust — REIT ➢	266,249	3,648
Developers Diversified Realty — REIT ➢ ▼	73,330	411
Equity One — REIT ➢ ▼	178,542	2,687
Eurocommercial Properties — REIT ➢ *	92,920	3,158
Federal Realty Investment Trust — REIT ➢ ▼	448,890	25,609
Kimco Realty — REIT ➢ ▼	1,611,725	15,859
Kite Realty Group Trust — REIT ➢ ▼	234,861	752
Ramco-Gershenson Properties Trust — REIT ➢	23,624	215
Regency Centers — REIT ➢ ▼	462,185	14,827
Saul Centers — REIT ➢	140,630	4,763
Urstadt Biddle Properties — REIT, Class A ➢ ▼	78,182	1,203
Weingarten Realty Investors — REIT ➢ ▼	407,251	6,284

		79,416

Diversified — 6.4%
Cousins Properties — REIT ➢ ▼	40,542	349
Forest City Enterprises, Class A	725,589	5,181
Vornado Realty Trust — REIT ➢ ▼	748,080	38,167
Washington Real Estate Investment Trust — REIT ➢ ▼	344,498	8,816

		52,513

Healthcare — 13.8%
Assisted Living Concepts, Class A •	127,827	1,841
Capital Senior Living •	361,819	1,780
Cogdell Spencer — REIT ➢ ▼ y	1,184,433	5,306
HCP — REIT ➢ ▼	1,217,744	31,369
Health Care — REIT ➢ ▼	187,822	7,524
Healthcare Realty Trust — REIT ➢ ▼	136,103	2,642
LTC Properties — REIT ➢	182,627	4,460
Nationwide Health Properties — REIT ➢ ▼	349,061	10,130
Omega Healthcare Investors — REIT ➢ ▼	515,730	8,618
Parkway Life — REIT ➢ *	1,275,740	904
Skilled Healthcare Group, Class A •	98,328	812
Universal Health Realty Income Trust — REIT ➢	79,957	2,732
Ventas — REIT ➢ ▼	979,881	34,590

		112,708

Hotels — 4.4%
DiamondRock Hospitality — REIT ➢	490,328	3,315
Hersha Hospitality Trust — REIT ➢	235,260	635

DESCRIPTION	SHARES	FAIR VALUE Ñ

Host Hotels & Resorts — REIT ➢ ▼	2,750,194	$24,972
LaSalle Hotel Properties — REIT ➢ ▼	140,052	2,088
Marriott International, Class A ▼	93,325	2,010
Sunstone Hotel Investors — REIT ➢ ▼	484,079	2,691

		35,711

Industrials — 6.7%
AMB Property — REIT ➢ ▼	925,510	18,334
DCT Industrial Trust — REIT ➢ ▼	2,517,335	11,479
EastGroup Properties — REIT ➢	136,929	4,754
First Potomac Realty Trust — REIT ➢ ▼	58,034	544
Mapletree Logistics Trust — REIT ➢ *	281,083	116
Prologis — REIT ➢ ▼	1,769,151	15,551
PS Business Parks — REIT ➢	77,761	4,021

		54,799

Infrastructure — 1.2%
American Tower, Class A •	147,415	5,025
Hopewell Holdings *	1,368,678	4,459

		9,484

Malls — 11.0%
CBL & Associates Properties — REIT ➢ ▼	537,337	3,192
Simon Property Group — REIT ➢ ▼	1,354,486	75,472
Tanger Factory Outlet Centers — REIT ➢ ▼	106,726	3,793
Taubman Centers — REIT ➢ ▼	263,215	7,004

		89,461

Manufactured Homes — 1.2%
Equity Lifestyle Properties — REIT ➢ ▼	237,910	9,914

Net Lease — 3.8%
National Retail Properties — REIT ➢ ▼	749,564	14,774
Realty Income — REIT ➢ ▼	677,476	15,975

		30,749

Office — 18.0%
Alexandria Real Estate Equities — REIT ➢ ▼	100,580	3,833
BioMed Realty Trust — REIT ➢ ▼	183,459	2,143
Boston Properties — REIT ➢ ▼	639,414	33,825
Brandywine Realty Trust — REIT ➢	151,024	1,235
Brookfield Asset Management, Class A ▼	141,731	2,982
Brookfield Properties	35,587	337
Corporate Office Properties Trust — REIT ➢ ▼	380,352	12,898
Digital Realty Trust — REIT ➢ ▼	365,357	14,815
Douglas Emmett — REIT ➢ ▼	993,021	10,089
Duke Realty — REIT ➢	1,299,997	12,337
Highwoods Properties — REIT ➢ ▼	592,684	15,179
Liberty Property Trust — REIT ➢ ▼	762,845	21,184
Mack-Cali Realty — REIT ➢ ▼	247,069	6,896
Mission West Properties — REIT ➢	448,559	3,117
Parkway Properties — REIT ➢	281,988	3,996
SL Green Realty — REIT ➢ ▼	53,960	1,391

		146,257

Real Estate Service Provider — 0.0%
HFF •	33,588	156

Self Storage — 6.3%
Extra Space Storage — REIT ➢	127,838	1,122
Public Storage — REIT ➢ ▼	688,737	49,982

		$51,104

DESCRIPTION	SHARES	FAIR VALUE Ñ

Student Housing — 1.7%
American Campus Communities — REIT ➢ ▼	586,876	13,457
Education Realty Trust — REIT ➢	177,947	863

		14,320

Total Common Stocks (Cost $757,193)		795,707

Private Real Estate Company — 0.0%
Newcastle Investment Holdings • ∞ ◙ (Cost $153)	35,000	107

Short-Term Investment — 2.1%
First American Prime Obligations Fund, Class Z ± (Cost $17,208)	17,208,427	17,208

Investment Purchased with Proceeds from Securities Lending — 42.8%
Mount Vernon Securities Lending Prime Portfolio † (Cost $348,416)	348,416,268	348,416

Total Investments ▲ — 142.5% (Cost $1,122,970)		1,161,438

Other Assets and Liabilities, Net — (42.5)%		(346,535)

Total Net Assets — 100.0%		$814,903

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2009, the fund held fair valued securities disclosed in footnote ◙.

➢	Real Estate Investment Trust. As of July 31, 2009, the fair value of these investments was $771,124, or 94.6% of Total Net Assets.

▼	This security or a portion of this security is out on loan at July 31, 2009. Total loaned securities had a fair value of $333,970 at July 31, 2009.

*	Foreign Denominated security values stated in U.S. dollars. Principal amounts are U.S. dollars unless otherwise noted.

•	Non-income producing security.

y	A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the nine-month period ended July 31, 2009 are as follows:

	Beginning	Purchase	Sales	Ending	Dividend
Issuer	Cost	Cost	Cost	Cost	Income	Shares	Value

Cogdell Spencer	$13,367	$4,153	$3,723	$13,797	$518	1,184,433	$5,306

∞	Security considered illiquid. As of July 31, 2009, the fair value of this investment was $107 or 0.0% of total net assets. Information concerning the illiquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis

Newcastle Investment Holdings	35,000	6/98	$153

◙	Security is internally fair valued. As of July 31, 2009, the value of this investment was $107 or 0.0% of total net assets.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

†	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2009, the cost of investments for federal income tax purposes was approximately $1,122,970. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$93,288
Gross unrealized depreciation	(54,820)

Net unrealized appreciation	$38,468

Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation of FAS 157 level classifications continues to develop and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using for comparison with other mutual funds.
As of July 31, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks
Apartments	$122,572	$—	$—	$122,572
Community Centers	79,416	—	—	9,416
Diversified	52,513	—	—	52,513
Healthcare	112,708	—	—	112,708
Hotels	35,711	—	—	35,711
Industrials	54,799	—	—	54,799
Infrastructure	9,484	—	—	9,484
Malls	89,461	—	—	89,461
Manufactured Homes	9,914	—	—	9,914
Net Lease	30,749	—	—	30,749
Office	146,257	—	—	146,257
Real Estate Service Provider	156	—	—	156
Self Storage	51,104	—	—	51,104
Student Housing	863	—	—	863
Private Real Estate Company	—	—	107	107
Short-Term Investments	365,624	—	—	365,624

Total Investments in Securities	$1,161,331	$—	$107	$1,161,438

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of October 31, 2008	$159
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	(52)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of July 31, 2009	$107

Schedule of INVESTMENTS July 31, 2009 (unaudited), all dollars are rounded to thousands (000)
Small Cap Growth Opportunities Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks — 96.8%
Consumer Discretionary — 12.8%
Bally Technologies •	54,198	$1,963
Einstein Noah Restaurant Group •	122,708	1,303
Gymboree • ▼	59,674	2,374
P.F. Chang’s China Bistro •▼	48,418	1,642
Panera Bread, Class A •▼	22,644	1,245
Tractor Supply •	31,589	1,515
Warnaco Group •	67,652	2,458
WMS Industries •	41,231	1,491
Wolverine World Wide	90,257	2,175

		16,166

Consumer Staples — 3.6%
Bare Escentuals •	186,394	1,652
Chattem •▼	22,275	1,396
Diamond Foods▼	52,734	1,487

		4,535

Energy — 4.6%
Arena Resources •	28,569	932
Comstock Resources •	41,754	1,608
Penn Virginia	92,680	1,780
Whiting Petroleum •	33,904	1,558

		5,878

Financials — 5.7%
Digital Realty Trust — REIT ▼	28,348	1,149
Investment Technology Group •	68,415	1,529
Penson Worldwide •▼	138,030	1,611
Stifel Financial •▼	32,717	1,634
SVB Financial Group •▼	38,819	1,368

		7,291

Healthcare — 23.6%
Alliance Imaging •	283,518	1,398
Amedisys •▼	48,003	2,146
Array BioPharma •	284,812	1,082
BioMarin Pharmaceutical •	75,758	1,243
Eurand •	115,229	1,565
Haemonetics •	31,097	1,835
Halozyme Therapeutics • ▼	136,838	966
Human Genome Sciences •	42,632	610
Immucor • ▼	69,079	1,151
Integra LifeSciences • ▼	48,616	1,539
Isis Pharmaceuticals •	85,962	1,571
MedAssets •	48,905	913
Nektar Therapeutics •	138,397	980
NuVasive • ▼	26,871	1,112
Onyx Pharmaceuticals •	32,233	1,158
OSI Pharmaceuticals • ▼	36,124	1,221
Owens & Minor	27,364	1,212
Regeneron Pharmaceuticals •	74,704	1,602
RTI Biologics •	255,751	1,133
Savient Pharmaceuticals •	18,540	289
Seattle Genetics •	75,108	905
Skilled Healthcare Group, Class A •	182,541	1,508
STERIS	42,592	1,196
Thoratec •	61,894	1,556

		29,891

Industrials — 14.6%
Advisory Board •	53,993	1,381
Altra Holdings • ▼	152,667	1,342
BE Aerospace •	145,547	2,352
Chart Industries •	69,376	1,336
Con-way	34,409	1,567

DESCRIPTION	SHARES	FAIR VALUE Ñ

ESCO Technologies •	28,898	$1,188
Knight Transportation▼	67,167	1,219
Navigant Consulting •	136,439	1,624
Orbital Sciences •	134,105	1,816
Sterling Construction •	58,336	929
Taleo, Class A •	99,337	1,738
Waste Connections •	70,614	1,992

		18,484

Information Technology — 28.6%
Avocent • ▼	132,717	2,058
Brocade Communications Systems •	221,549	1,741
CommScope • ▼	82,170	2,104
DealerTrack Holdings • ▼	108,030	2,142
Double-Take Software •	154,870	1,347
Forrester Research • ▼	49,839	1,125
LoopNet • ▼	140,125	1,121
MICROS Systems • ▼	68,784	1,884
National Instruments	82,410	2,078
NetScout Systems •	171,066	1,702
Perficient •	201,785	1,489
Plantronics	111,903	2,649
PMC-Sierra • ▼	207,094	1,895
Quest Software • ▼	137,925	2,033
Semtech •	112,125	2,063
Silicon Laboratories •	35,223	1,509
SRA International, Class A •	86,984	1,714
Synaptics • ▼	36,432	873
Tellabs •	237,049	1,375
Verigy • ▼	138,443	1,840
VideoPropulsion • ∞ ◙	780,460	—
Virtusa • ▼	158,476	1,477

		36,219

Materials — 2.2%
Arch Chemicals	52,072	1,382
GrafTech International •	103,700	1,424

		2,806

Telecommunication Services — 1.1%
NeuStar, Class A •	62,414	1,416

Total Common Stocks (Cost $106,282)		122,686

Warrants — 0.0%
Hollis-Eden Pharmaceuticals, Warrants • ∞ ◙	70,545	—
Lantronix, Warrants • ∞ ◙	11,236	—

Total Warrants (Cost $161)		—

Short-Term Investment — 3.7%
First American Prime Obligations Fund, Class Z ± (Cost $4,649)	4,649,324	4,649

Investment Purchased with Proceeds from Securities Lending — 18.5%
Mount Vernon Securities Lending Prime Portfolio † (Cost $23,398)	23,398,341	23,398

DESCRIPTION	SHARES	FAIR VALUE Ñ

Total Investments ▲ — 119.0% (Cost $134,490)		$150,733

Other Assets and Liabilities, Net — (19.0)%		(24,014)

Total Net Assets — 100.0%		$126,719

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2009, the fund held internally fair valued securities disclosed in footnote ◙.

•	Non-income producing security.

▼	This security or a portion of this security is out on loan at July 31, 2009. Total loaned securities had a value of $22,342 at July 31, 2009.

∞	Security considered illiquid. As of July 31, 2009, the value of these investments was $0 or 0.0% of total net assets. Information concerning the illiquid securities is as follows:

Security	Shares	Dates Acquired	Cost Basis

Hollis-Eden Pharmaceuticals Warrants	70,545	2/06	$161
Lantronix Warrants	11,236	5/08	—
VideoPropulsion	780,460	12/99	—

◙	Security is internally fair valued. As of July 31, 2009, the value of these investments was $0 or 0.0% of total net assets.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

†	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2009, the cost of investments for federal income tax purposes was approximately $134,490. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$23,282
Gross unrealized depreciation	(7,039)

Net unrealized appreciation	$16,243

REIT — Real Estate Investment Trust
Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation of FAS 157 level classifications continues to develop and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using for comparison with other mutual funds.
As of July 31, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks
Consumer Discretionary	$16,166	$—	$—	$16,166
Consumer Staples	4,535	—	—	4,535
Energy	5,878	—	—	5,878
Financials	7,291	—	—	7,291
Healthcare	29,891	—	—	29,891
Industrials	18,484	—	—	18,484
Information Technology	36,219	—	—	36,219
Materials	2,806	—	—	2,806
Telecommunication Services	1,416	—	—	1,416
Warrants	—	—	—	—
Short-Term Investments	28,047	—	—	28,047

Total Investments in Securities	$150,733	$—	$—	$150,733

Schedule of INVESTMENTS July 31, 2009 (unaudited), all dollars rounded to thousands (000)
Small Cap Select Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks — 94.0%
Consumer Discretionary — 15.7%
1-800-Flowers.com, Class A •	1,753,191	$4,208
Amerigon • ▼	639,241	5,376
Bally Technologies •	138,720	5,023
Children’s Place Retail Stores • ▼	59,103	1,937
Coinstar • ▼	379,471	12,610
DG Fastchannel • ▼	117,366	2,463
Dress Barn • ▼	365,582	5,699
FGX International Holdings Limited • ▼	338,672	4,474
Fossil • ▼	331,225	8,724
Hibbett Sports • ▼	114,599	2,110
Hot Topic • ▼	352,468	2,725
Interface, Class A	680,755	4,724
McCormick & Schmick’s Seafood Restaurants •	142,614	1,104
P.F. Chang’s China Bistro • ▼	179,409	6,084
Panera Bread, Class A • ▼	150,961	8,297
Scientific Games, Class A •	145,175	2,616
Tractor Supply • ▼	144,183	6,916
Warnaco Group •	159,773	5,805
WMS Industries • ▼	220,331	7,967

		98,862

Consumer Staples — 3.5%
Chattem • ▼	133,475	8,365
Hain Celestial Group • ▼	195,108	3,241
NBTY •	124,209	4,496
Ralcorp Holdings •	91,312	5,799

		21,901

Energy — 6.2%
Arena Resources •	211,672	6,907
Comstock Resources • ▼	165,411	6,368
Concho Resources •	231,406	7,104
Holly	91,548	1,947
Newpark Resources • ▼	241,270	635
Penn Virginia	259,996	4,995
Petroleum Development • ▼	226,552	3,815
Whiting Petroleum • ▼	162,119	7,451

		39,222

Financials — 17.9%
Astoria Financial	351,589	3,414
Bank of the Ozarks ▼	316,582	8,003
Cullen/Frost Bankers ▼	54,448	2,615
Delphi Financial Group, Class A ▼	554,289	13,209
Digital Realty Trust — REIT ▼	27,429	1,112
Dime Community Bancshares ▼	386,618	4,655
East West Bancorp ▼	423,620	3,745
Evercore Partners, Class A ▼	101,619	1,999
Glacier Bancorp ▼	399,956	6,227
HCC Insurance Holdings ▼	202,916	5,093
Independent Bank ▼	276,920	5,907
Knight Capital Group, Class A •	98,640	1,832
MFA Mortgage Investments — REIT ▼	1,271,241	9,407
National Retail Properties — REIT ▼	245,550	4,840
Platinum Underwriters Holdings	354,321	11,958
Senior Housing Properties Trust — REIT	280,590	5,236
TCF Financial ▼	716,541	10,132
Tower Group	90,962	2,271
Umpqua Holdings ▼	690,896	6,702
Wintrust Financial ▼	157,675	4,123

		112,480

Healthcare — 11.3%
Alexion Pharmaceuticals • ▼	68,833	3,032
Amedisys • ▼	157,248	7,031

DESCRIPTION	SHARES	FAIR VALUE Ñ

Array BioPharma •	469,385	$1,784
Bio-Reference Laboratories •	102,319	3,280
DexCom • ▼	431,164	2,785
Genoptix • ▼	200,867	6,289
Haemonetics •	76,487	4,513
ICU Medical •	106,830	4,159
IPC The Hospitalist • ▼	95,039	2,647
Isis Pharmaceuticals • ▼	195,751	3,578
Masimo •	181,637	4,441
MEDNAX •	154,306	7,152
Onyx Pharmaceuticals •	94,367	3,390
Regeneron Pharmaceuticals •	200,355	4,296
RTI Biologics • ▼	987,307	4,374
Sepracor • ▼	179,104	3,107
TranS1 • ▼	326,400	2,024
Zoll Medical •	179,177	3,302

		71,184

Industrials — 13.6%
Advisory Board •	249,558	6,384
BE Aerospace •	773,620	12,502
CBIZ •	612,802	4,008
Con-way	168,216	7,662
ESCO Technologies • ▼	64,582	2,654
IDEX	248,124	6,769
Interline Brands •	186,370	3,155
Kennametal ▼	316,272	6,743
Knight Transportation ▼	248,026	4,499
MasTec •	456,240	4,722
MYR Group •	21,235	383
Navigant Consulting •	622,479	7,407
Orbital Sciences • ▼	420,732	5,697
Simpson Manufacturing ▼	121,533	3,451
Waste Connections •	319,482	9,012

		85,048

Information Technology — 20.0%
ADC Telecommunications • ▼	1,157,906	8,430
Advanced Analogic Technologies y •	2,174,212	10,480
Amkor Technology • ▼	1,114,512	6,977
Belden ▼	166,227	2,916
CommVault Systems •	139,323	2,426
DealerTrack Holdings • ▼	555,244	11,010
Digital River • ▼	106,071	3,750
F5 Networks • ▼	135,888	5,044
Fair Isaac	134,069	2,573
Global Payments ▼	184,122	7,788
Harris Stratex Networks, Class A • ▼	479,405	3,327
Hittite Microwave • ▼	96,908	3,403
International Rectifier •	279,128	4,622
JA Solar Holdings — ADR • ▼	235,316	1,132
Netlogic Microsystems • ▼	70,390	2,797
Omniture • ▼	327,738	4,483
Polycom • ▼	300,486	7,136
Progress Software •	456,048	10,320
Rofin-Sinar Technologies •	73,086	1,587
Sapient •	924,782	6,178
Silicon Laboratories • ▼	149,777	6,415
Stratasys •	88,285	1,393
Tessera Technologies •	237,658	6,676
TTM Technologies • ▼	452,679	4,468

		125,331

Materials — 2.9%
Albemarle	100,091	2,974
Arch Chemicals ▼	230,645	6,123
Silgan Holdings	175,368	8,814

		17,911

DESCRIPTION	SHARES	FAIR VALUE Ñ

Telecommunication Services — 2.1%
Cogent Communications Group • ▼	451,556	$3,743
General Communication, Class A •	303,717	2,081
NeuStar, Class A •	214,980	4,876
NTELOS Holdings	157,594	2,441

		13,141

Utilities — 0.8%
NSTAR ▼	166,343	5,340

Total Common Stocks (Cost $533,183)		590,420

Exchange-Traded Funds — 1.3%
iShares Dow Jones U.S. Real Estate Index Fund ▼	127,809	4,585
SPDR KBW Regional Banking ETF ▼	181,184	3,772

Total Exchange-Traded Funds (Cost $7,736)		8,357

Warrants — 0.0%
Lantronix, Warrants • ∞ ◙ (Cost $0)	5,143	—

Short-Term Investment — 4.8%
First American Prime Obligations Fund, Class Z ± (Cost $30,441)	30,440,680	30,441

Investment Purchased with Proceeds from Securities Lending — 24.9%
Mount Vernon Securities Lending Prime Portfolio † (Cost $156,185)	156,185,175	156,185

Total Investments ▲ — 125.0% (Cost $727,545)		785,403

Other Assets and Liabilities, Net — (25.0)%		(157,382)

Total Net Assets — 100.0%		$628,021

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2009, the fund held internally fair valued securities disclosed in footnote ◙.

•	Non-income producing security.

▼	This security or a portion of this security is out on loan at July 31, 2009. Total loaned securities had a value of $150,272 at July 31, 2009.

y	A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the nine-month period ended July 31, 2009 are as follows:

Issuer	Beginning Cost	Purchase Cost	Sales Cost	Ending Cost	Dividend Income	Shares	Value

Advanced Analogic Technologies	$13,680	$799	$2,180	$12,299	$—	2,174,212	$10,480

∞	Security considered illiquid. As of July 31, 2009, the value of this investment was $0 or 0.0% of total net assets. Information concerning the illiquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis

Lantronix Warrants	5,143	6/08	$—

◙	Security is internally fair valued. As of July 31, 2009, the value of this investment was $0 or 0.0% of total net assets.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

†	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2009, the cost of investments for federal income tax purposes was approximately $727,545. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$102,058
Gross unrealized depreciation	(44,200)

Net unrealized appreciation	$57,858

ADR — American Depository Receipt
REIT —Real Estate Investment Trust
Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation of FAS 157 level classifications continues to develop and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using for comparison with other mutual funds.
As of July 31, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks
Consumer Discretionary	$98,862	$—	$—	$98,862
Consumer Staples	21,901	—	—	21,901
Energy	39,222	—	—	39,222
Financials	112,480	—	—	112,480
Healthcare	71,184	—	—	71,184
Industrials	85,048	—	—	85,048
Information Technology	125,331	—	—	125,331
Materials	17,911	—	—	17,911
Telecommunication Services	13,141	—	—	13,141
Utilities	5,340	—	—	5,340
Exchange-Traded Funds	8,357	—	—	8,357
Warrants	—	—	—	—
Short-Term Investments	186,626	—	—	186,626

Total Investments in Securities	$785,403	$—	$—	$785,403

Schedule of INVESTMENTS July 31, 2009 (unaudited), all dollars are rounded to thousands (000)
Small Cap Value Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks — 96.8%
Consumer Discretionary — 15.2%
Aaron’s ▼	69,240	$1,902
America’s Car-Mart •	100,448	2,197
Ameristar Casinos ▼	104,289	1,949
ATC Technology •	21,375	447
Bally Technologies •	62,090	2,248
Callaway Golf	136,567	870
Children’s Place Retail Stores •	71,694	2,349
Core-Mark Holding •	78,027	2,096
Domino’s Pizza •	271,204	2,229
Ethan Allen Interiors ▼	88,995	1,133
Group 1 Automotive	26,400	778
Interface, Class A	282,570	1,961
Jack in the Box •	63,254	1,335
Jos. A. Bank Clothiers •	27,249	997
Monro Muffler Brake ▼	52,898	1,407
Rent-A-Center •	49,033	1,018
Ryland Group ▼	51,358	1,026
Wolverine World Wide	75,280	1,814

		27,756

Consumer Staples — 2.0%
Alberto-Culver	39,116	1,002
Chattem • ▼	13,037	817
Spartan Stores ▼	147,125	1,897

		3,716

Energy — 4.9%
Hornbeck Offshore Services •	47,775	1,041
Matrix Service •	78,396	794
Natural Gas Services Group •	74,632	1,029
Penn Virginia	106,488	2,046
St. Mary Land & Exploration ▼	72,913	1,740
Swift Energy • ▼	78,407	1,545
Western Refining •	119,059	775

		8,970

Financials — 29.4%
Alexandria Real Estate Equities — REIT ▼	43,366	1,653
American Campus Communities — REIT ▼	82,143	1,884
Argo Group International Holdings •	53,903	1,811
Bank of the Ozarks ▼	92,253	2,332
Cathay General Bancorp ▼	73,104	667
Cedar Shopping Centers — REIT	225,485	1,197
Community Bank System	74,409	1,349
Delphi Financial Group, Class A	149,196	3,555
DiamondRock Hospitality — REIT	162,189	1,096
Dime Community Bancshares	75,454	908
Financial Federal	77,219	1,566
First Midwest Bancorp ▼	171,211	1,431
FirstMerit ▼	53,792	1,005
FPIC Insurance Group •	65,081	2,236
Highwoods Properties — REIT	85,412	2,187
IBERIABANK	31,563	1,478
Independent Bank	89,838	1,916
Knight Capital Group, Class A •	120,724	2,242
MFA Mortgage Investments — REIT	283,222	2,096
Mission West Properties — REIT	131,946	917
National Retail Properties — REIT ▼	101,929	2,009
Pinnacle Financial Partners • ▼	114,683	1,789
Presidential Life	101,095	904
Raymond James Financial ▼	97,110	1,993
SeaBright Insurance Holdings • ▼	173,518	1,687
Selective Insurance Group	108,670	1,624
Sterling Bancshares ▼	286,912	2,315
SWS Group	158,010	2,174
TCF Financial ▼	38,510	545

DESCRIPTION	SHARES	FAIR VALUE Ñ

Texas Capital Bancshares • ▼	140,148	$2,328
WSFS Financial ▼	70,759	1,901
Zions Bancorporation ▼	67,476	916

		53,711

Healthcare — 4.7%
Catalyst Health Solutions •	52,962	1,365
Greatbatch • ▼	72,274	1,593
MEDNAX •	30,923	1,433
Merit Medical Systems •	84,116	1,539
Res-Care • ▼	162,866	2,544

		8,474

Industrials — 13.3%
Altra Holdings •	99,135	871
Apogee Enterprises	68,987	1,006
Brady, Class A ▼	92,149	2,710
Con-way	36,954	1,683
EMCOR Group •	94,513	2,280
Ennis	77,827	1,146
EnPro Industries • ▼	55,753	994
Heartland Express ▼	93,296	1,437
Huron Consulting Group •	31,164	1,382
Interline Brands •	82,664	1,400
Nordson ▼	49,625	2,228
Regal-Beloit ▼	46,725	2,166
SkyWest	48,772	618
Sterling Construction •	107,690	1,716
Triumph Group	42,667	1,704
URS •	18,023	912

		24,253

Information Technology — 16.1%
Amkor Technology •	302,531	1,894
CACI International, Class A •	29,072	1,343
Ixia •	223,229	1,683
MKS Instruments •	23,894	463
MPS Group •	103,495	895
Pericom Semiconductor •	140,309	1,333
Perot Systems, Class A •	175,156	2,799
Plantronics	162,622	3,849
PMC-Sierra •	149,859	1,371
Polycom • ▼	69,487	1,650
Progress Software •	108,614	2,458
Rogers •	85,514	2,134
TriQuint Semiconductor •	387,004	2,779
TTM Technologies •	118,793	1,172
United Online ▼	394,403	3,621

		29,444

Materials — 6.4%
Albemarle	64,212	1,908
AptarGroup ▼	24,167	844
Arch Chemicals	107,723	2,860
Commercial Metals	46,197	764
GrafTech International •	144,716	1,987
Rockwood Holdings •	52,535	941
Silgan Holdings	48,185	2,422

		11,726

Telecommunication Services — 0.5%
NTELOS Holdings	58,329	903

Utilities — 4.3%
El Paso Electric •	107,943	1,631
Northwest Natural Gas	35,620	1,590
Portland General Electric	137,191	2,611
Unitil	93,777	1,935

		7,767

DESCRIPTION	SHARES	FAIR VALUE Ñ

Total Common Stocks (Cost $182,824)		$176,720

Exchange-Traded Funds — 1.7%
iShares Russell Microcap Index Fund ▼	63,199	2,277
SPDR S&P Biotech	15,946	881

Total Exchange-Traded Funds (Cost $3,133)		3,158

Short-Term Investment — 1.1%
First American Prime Obligations Fund, Class Z ± (Cost $1,906)	1,906,129	1,906

Investment Purchased with Proceeds from Securities Lending — 17.2%
Mount Vernon Securities Lending Prime Portfolio † (Cost $31,495)	31,495,150	31,495

Total Investments ▲ — 116.8% (Cost $219,358)		213,279

Other Assets and Liabilities, Net — (16.8)%		(30,620)

Total Net Assets — 100.0%		$182,659

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2009, the fund held no fair valued securities.

▼	This security or a portion of this security is out on loan at July 31, 2009. Total loaned securities had a value of $30,277 at July 31, 2009.

•	Non-income producing security.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2009, the cost of investments for federal income tax purposes was approximately $219,358. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$21,365
Gross unrealized depreciation	(27,444)

Net unrealized depreciation	$(6,079)

REIT — Real Estate Investment Trust
Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation of FAS 157 level classifications continues to develop and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using for comparison with other mutual funds.
As of July 31, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks
Consumer Discretionary	$27,756	$—	$—	$27,756
Consumer Staples	3,716	—	—	3,716
Energy	8,970	—	—	8,970
Financials	53,711	—	—	53,711
Healthcare	8,474	—	—	8,474
Industrials	24,253	—	—	24,253
Information Technology	29,444	—	—	29,444
Materials	11,726	—	—	11,726
Telecommunication Services	903			903
Utilities	7,767	—	—	7,767
Exchange-Traded Fund	3,158	—	—	3,158
Short-Term Investments	33,401	—	—	33,401

Total Investments in Securities	$213,279	$—	$—	$213,279

Schedule of INVESTMENTS July 31, 2009, (unaudited), all dollars rounded to thousands (000)
Equity Index Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks — 93.7%
Consumer Discretionary — 8.5%
Abercrombie & Fitch, Class A ▼	8,944	$256
Amazon.com • ▼	33,700	2,890
Apollo Group, Class A •	11,200	773
AutoNation • ▼	11,440	237
AutoZone • ▼	4,278	657
Bed Bath & Beyond • ▼	27,538	957
Best Buy ▼	36,516	1,365
Big Lots •	10,678	246
Black & Decker	6,852	258
Carnival	43,015	1,204
CBS, Class B	81,493	667
Centex	13,133	143
Coach	35,278	1,044
Comcast, Class A ▼	313,050	4,652
D.R. Horton ▼	29,192	338
Darden Restaurants ▼	13,369	433
DeVry ▼	6,240	310
DIRECTV Group • ▼	57,707	1,495
Eastman Kodak	28,855	86
Expedia •	20,927	433
Family Dollar Stores	16,112	506
Ford Motor • ▼	340,731	2,726
Fortune Brands	14,093	558
GameStop, Class A • ▼	16,874	369
Gannett	24,446	171
Gap	46,873	765
Genuine Parts	17,806	631
Goodyear Tire & Rubber •	25,533	434
H&R Block	33,712	563
Harley-Davidson ▼	25,115	568
Harman International Industries	6,278	155
Hasbro	13,177	349
Home Depot	179,763	4,663
International Game Technology	34,792	687
Interpublic Group of Companies • ▼	46,584	243
J.C. Penney ▼	22,913	691
Johnson Controls ▼	60,757	1,572
KB HOME	8,125	136
Kohl’s • ▼	31,000	1,505
Leggett & Platt	19,284	335
Lennar	15,690	186
Limited Brands ▼	32,174	416
Lowe’s	158,305	3,555
Macy’s ▼	47,282	658
Marriott International, Class A ▼	33,731	726
Mattel	39,671	697
McDonald’s	116,807	6,431
McGraw-Hill	37,083	1,162
Meredith	46	1
New York Times, Class A ▼	15,185	119
Newell Rubbermaid	27,101	349
News, Class A	240,337	2,483
Nike, Class B ▼	41,024	2,324
Nordstrom ▼	16,829	445
Office Depot •	28,498	130
Omnicom Group ▼	33,856	1,151
O’Reilly Automotive • ▼	11,263	458
Polo Ralph Lauren ▼	6,435	406
Pulte Homes ▼	22,723	258
RadioShack	14,537	225
Scripps Networks Interactive, Class A	7,226	233
Sears Holdings • ▼	6,045	401
Sherwin-Williams	11,114	642
Snap-On	5,916	211

DESCRIPTION	SHARES	FAIR VALUE Ñ

Stanley Works ▼	8,201	$329
Staples ▼	74,182	1,559
Starbucks • ▼	76,690	1,357
Starwood Hotels & Resorts Worldwide ▼	19,648	464
Target	81,280	3,545
Tiffany & Company ▼	13,046	389
Time Warner ▼	126,074	3,361
Time Warner Cable ▼	33,020	1,092
TJX	43,805	1,587
VF ▼	8,792	569
Viacom, Class B • ▼	67,039	1,553
Walt Disney ▼	198,989	4,999
Washington Post, Class B	161	73
Whirlpool ▼	7,999	457
Wyndham Worldwide ▼	18,834	263
Wynn Resorts • ▼	7,092	363
Yum! Brands	49,063	1,740

		83,438

Consumer Staples — 11.0%
Altria Group	217,025	3,804
Archer-Daniels-Midland	66,575	2,005
Avon Products	46,964	1,521
Brown-Forman, Class B	9,551	420
Campbell Soup	17,138	532
Clorox	15,494	945
Coca-Cola ▼	210,287	10,481
Coca-Cola Enterprises	33,432	628
Colgate-Palmolive	52,399	3,796
ConAgra Foods	47,405	930
Constellation Brands, Class A • ▼	19,292	263
Costco Wholesale	45,176	2,236
CVS Caremark	150,017	5,023
Dean Foods •	13,810	293
Dr. Pepper Snapple Group •	26,896	662
Estee Lauder, Class A ▼	10,638	388
General Mills ▼	32,552	1,918
H.J. Heinz	34,342	1,321
Hershey ▼	18,795	751
Hormel Foods	5,058	182
JM Smucker	12,422	621
Kellogg ▼	25,951	1,233
Kimberly-Clark	44,171	2,582
Kraft Foods, Class A	159,882	4,531
Kroger	69,066	1,477
Lorillard	16,812	1,239
McCormick ▼	13,641	439
Molson Coors Brewing, Class B ▼	15,906	719
Pepsi Bottling Group	13,947	473
PepsiCo	166,307	9,438
Philip Morris International	208,706	9,726
Procter & Gamble	311,036	17,266
Reynolds American	17,634	767
Safeway	45,538	862
Sara Lee	78,238	832
SUPERVALU	21,222	315
Sysco ▼	69,005	1,639
Tyson Foods, Class A ▼	32,032	366
Walgreen ▼	102,177	3,173
Wal-Mart Stores	236,271	11,785
Whole Foods Market ▼	14,575	353

		107,935

Energy — 11.3%
Anadarko Petroleum ▼	52,851	2,547
Apache ▼	35,393	2,971
Baker Hughes	34,588	1,401
BJ Services ▼	30,518	433
Cabot Oil & Gas	10,916	383
Cameron International • ▼	22,748	710
Chesapeake Energy	59,693	1,280
Chevron	215,798	14,991
ConocoPhillips	158,190	6,914

DESCRIPTION	SHARES	FAIR VALUE Ñ

CONSOL Energy	18,845	$670
Denbury Resources • ▼	26,350	437
Devon Energy	47,117	2,737
Diamond Offshore Drilling	7,612	684
El Paso	74,218	747
ENSCO International	15,064	571
EOG Resources ▼	26,522	1,963
Exxon Mobil	516,690	36,370
FMC Technologies •	13,377	582
Halliburton	97,963	2,164
Hess	29,828	1,647
Marathon Oil	72,084	2,325
Murphy Oil	17,863	1,040
Nabors Industries • ▼	30,259	515
National-Oilwell Varco •	44,076	1,584
Noble Energy	18,353	1,122
Occidental Petroleum	85,135	6,074
Peabody Energy	28,404	940
Pioneer Natural Resources	12,684	362
Range Resources ▼	16,353	759
Rowan ▼	11,070	236
Schlumberger ▼	124,719	6,672
Smith International	22,324	561
Southwestern Energy • ▼	37,056	1,535
Spectra Energy	59,508	1,093
Sunoco	12,628	312
Tesoro ▼	14,116	185
Valero Energy	58,985	1,062
Williams	62,111	1,037
XTO Energy	61,129	2,459

		110,075

Financials — 13.0%
Aflac	50,183	1,900
Allstate	59,319	1,596
American Express ▼	124,623	3,531
American International Group ▼	14,144	186
Ameriprise Financial	23,619	657
AON	30,627	1,208
Apartment Investment & Management — REIT	15,211	143
Assurant	9,825	251
AvalonBay Communities — REIT	8,531	496
Bank of America	915,374	13,538
Bank of New York Mellon	126,568	3,460
BB&T ▼	68,489	1,567
Boston Properties — REIT	14,665	776
Capital One Financial ▼	47,470	1,457
CB Richard Ellis Group •	25,051	273
Charles Schwab	98,575	1,762
Chubb	36,588	1,690
Cincinnati Financial	15,590	376
Citigroup	852,070	2,701
CME Group ▼	7,096	1,979
Comerica ▼	17,200	410
Discover Financial Services	50,671	602
E*TRADE Financial • ▼	118,016	177
Equity Residential Properties Trust — REIT	30,555	733
Federated Investors, Class B	8,275	215
Fifth Third Bancorp	84,255	800
First Horizon National ▼	23,135	297
Franklin Resources	17,304	1,535
Genworth Financial, Class A	45,792	316
Goldman Sachs Group ▼	53,162	8,681
Hartford Financial Services Group ▼	34,549	570
HCP — REIT	28,848	743
Health Care — REIT	9,728	390
Host Hotels & Resorts — REIT ▼	63,653	578
Hudson City Bancorp	54,311	764
Huntington Bancshares ▼	57,554	235
IntercontinentalExchange •	8,001	753
Invesco ▼	41,994	829
Janus Capital Group	18,597	254
JPMorgan Chase	413,034	15,964
KeyCorp ▼	83,084	480

DESCRIPTION	SHARES	FAIR VALUE Ñ

Kimco Realty — REIT	32,793	$323
Legg Mason ▼	15,152	426
Leucadia National •	17,450	428
Lincoln National	31,348	664
Loew’s	38,387	1,152
M&T Bank ▼	8,662	505
Marsh & McLennan	52,809	1,078
Marshall & Ilsley	37,342	226
MBIA • ▼	21,267	89
MetLife ▼	86,904	2,950
Moody’s ▼	22,417	532
Morgan Stanley	143,108	4,079
NASDAQ OMX Group •	14,316	302
Northern Trust	23,147	1,384
NYSE Euronext	27,528	742
Peoples United Financial	36,870	599
Plum Creek Timber — REIT ▼	19,296	604
PNC Financial Services Group	48,732	1,786
Principal Financial Group	32,888	779
Progressive •	72,101	1,123
ProLogis — REIT ▼	46,958	413
Prudential Financial	48,293	2,138
Public Storage — REIT ▼	13,048	947
Regions Financial ▼	122,289	541
Simon Property Group — REIT ▼	29,002	1,616
SLM • ▼	48,261	429
State Street	52,275	2,629
SunTrust Banks ▼	51,583	1,006
T. Rowe Price Group ▼	27,829	1,300
Torchmark ▼	8,886	347
Travelers	63,933	2,754
U.S. Bancorp y ▼	200,802	4,098
Unum Group	34,572	649
Ventas — REIT	15,579	550
Vornado Realty Trust — REIT ▼	16,168	825
Wells Fargo	492,952	12,058
XL Capital, Class A ▼	36,355	512
Zions Bancorporation	12,814	174

		127,630

Healthcare — 12.8%
Abbott Laboratories	164,592	7,405
Aetna	49,036	1,323
Allergan ▼	31,609	1,689
AmerisourceBergen ▼	36,381	717
Amgen •	110,168	6,865
Baxter International	64,086	3,613
Becton, Dickinson & Company	25,832	1,683
Biogen Idec • ▼	30,523	1,451
Boston Scientific •	158,442	1,702
Bristol-Myers Squibb	203,400	4,422
C.R. Bard	10,617	781
Cardinal Health ▼	39,244	1,307
Celgene •	48,560	2,766
Cephalon • ▼	6,887	404
CIGNA	29,989	852
Coventry Health Care •	16,340	376
DaVita •	10,494	522
DENTSPLY International ▼	11,312	377
Eli Lilly ▼	105,962	3,697
Express Scripts • ▼	26,593	1,863
Forest Laboratories •	33,099	855
Genzyme •	28,687	1,489
Gilead Sciences • ▼	97,023	4,747
Hospira •	16,843	647
Humana • ▼	16,438	540
IMS Health	20,601	247
Intuitive Surgical • ▼	4,193	953
Johnson & Johnson	291,745	17,764
King Pharmaceuticals •	24,897	226
Laboratory Corporation of America • ▼	11,759	790
Life Technologies • ▼	18,274	832
McKesson	31,160	1,594
Medco Health Solutions • ▼	53,058	2,805

DESCRIPTION	SHARES	FAIR VALUE Ñ

Medtronic	122,090	$4,324
Merck ▼	226,374	6,793
Millipore •	4,739	330
Mylan Laboratories • ▼	32,099	423
Patterson Companies • ▼	12,581	319
PerkinElmer	14,199	250
Pfizer	709,514	11,303
Quest Diagnostics	16,172	883
Schering-Plough	171,559	4,548
St. Jude Medical •	34,588	1,304
Stryker ▼	25,036	973
Tenet Healthcare •	50,207	198
Thermo Fisher Scientific • ▼	41,722	1,889
UnitedHealth Group	127,516	3,578
Varian Medical Systems •	13,183	465
Watson Pharmaceuticals •	11,312	393
WellPoint •	53,063	2,793
Wyeth	139,198	6,480
Zimmer Holdings •	22,774	1,061

		125,611

Industrials — 9.3%
3M	74,704	5,268
Avery Dennison	10,934	292
Boeing	77,783	3,338
Burlington Northern Santa Fe	29,863	2,347
C.H. Robinson Worldwide ▼	17,623	961
Caterpillar ▼	64,478	2,841
Cintas	13,678	344
Cooper Industries, Class A ▼	19,197	633
CSX	42,173	1,692
Cummins	21,635	931
Danaher ▼	25,190	1,543
Deere & Company	45,620	1,995
Dover	15,716	534
Dun & Bradstreet	4,990	359
Eaton	14,316	743
Emerson Electric	79,559	2,894
Equifax	13,027	339
Expeditors International of Washington ▼	19,438	660
Fastenal ▼	13,701	487
FedEx ▼	32,248	2,188
Flowserve ▼	6,076	491
Fluor ▼	18,607	982
General Dynamics	38,888	2,154
General Electric ▼	1,121,634	15,030
Goodrich ▼	12,006	617
Honeywell International	76,832	2,666
Illinois Tool Works	41,333	1,676
ITT ▼	18,528	915
Jacobs Engineering Group •	12,691	520
L-3 Communications Holdings	12,990	981
Lockheed Martin	35,012	2,617
Manitowoc ▼	12,771	79
Masco	39,380	549
Monster Worldwide • ▼	13,044	170
Norfolk Southern	39,613	1,713
Northrop Grumman ▼	36,538	1,629
Paccar ▼	38,855	1,346
Pall	12,883	388
Parker Hannifin ▼	18,018	798
Pitney Bowes	16,420	339
Precision Castparts	13,969	1,115
Quanta Services •	20,642	481
R.R. Donnelley & Sons	22,729	316
Raytheon ▼	43,482	2,041
Republic Services ▼	31,292	832
Robert Half International	16,769	416
Rockwell Automation ▼	16,485	683
Rockwell Collins ▼	16,786	708
Ryder System	6,266	220
Southwest Airlines	77,939	612
Stericycle •	8,049	412
Textron ▼	25,326	340
Union Pacific ▼	53,950	3,103

DESCRIPTION	SHARES	FAIR VALUE Ñ

United Parcel Service, Class B	107,216	$5,761
United Technologies	102,343	5,575
W.W. Grainger	6,772	609
Waste Management ▼	53,917	1,516

		90,789

Information Technology — 17.7%
Adobe Systems • ▼	56,924	1,845
Advanced Micro Devices • ▼	63,263	232
Affiliated Computer Services, Class A •	10,246	486
Agilent Technologies • ▼	41,731	969
Akamai Technologies • ▼	17,646	290
Altera	32,451	607
Amphenol, Class A ▼	18,732	625
Analog Devices	30,665	839
Apple •	94,039	15,365
Applied Materials	141,577	1,954
Autodesk •	23,192	506
Automatic Data Processing ▼	54,837	2,043
BMC Software • ▼	19,579	666
Broadcom, Class A • ▼	45,178	1,275
CA	42,961	908
Ciena • ▼	9,649	108
Cisco Systems •	610,671	13,441
Citrix Systems •	19,820	706
Cognizant Technology Solutions, Class A • ▼	29,432	871
Computer Sciences •	17,677	851
Compuware •	26,196	192
Convergys •	14,743	158
Corning	161,869	2,752
Dell •	184,211	2,465
eBay • ▼	115,412	2,452
Electronic Arts •	30,796	661
EMC • ▼	217,179	3,271
Fidelity National Information Services ▼	16,118	377
Fiserv • ▼	16,474	781
FLIR Systems •	14,552	313
Google, Class A • ▼	25,451	11,276
Harris	14,149	443
Hewlett-Packard ▼	254,689	11,028
IBM	139,903	16,499
Intel	593,518	11,425
Intuit • ▼	34,204	1,016
Iron Mountain • ▼	18,967	554
Jabil Circuit	22,632	207
JDS Uniphase •▼	23,341	137
Juniper Networks •▼	54,774	1,431
KLA-Tencor ▼	17,877	570
Lexmark International, Class A •	10,079	146
Linear Technology	22,819	613
LSI Logic • ▼	67,797	351
MasterCard, Class A	7,669	1,488
McAfee • ▼	16,166	721
MEMC Electronic Materials •	23,721	418
Microchip Technology ▼	19,460	524
Micron Technology •	85,867	549
Microsoft	810,339	19,059
Molex	14,621	260
Motorola	239,227	1,713
National Semiconductor ▼	20,577	310
NetApp •	37,872	851
Novell •	40,209	184
Novellus Systems • ▼	10,490	205
NVIDIA • ▼	56,663	733
Oracle ▼	400,988	8,874
Paychex	33,879	898
QLogic •	12,900	168
QUALCOMM	171,914	7,944
Red Hat •	15,903	363
Salesforce.com • ▼	10,888	472
SanDisk •	23,496	419
Sun Microsystems •	79,530	729
Symantec • ▼	91,984	1,373
Tellabs •	48,132	279
Teradata •	18,686	459

DESCRIPTION	SHARES	FAIR VALUE Ñ

Teradyne • ▼	20,257	$160
Texas Instruments	137,325	3,303
Total System Services ▼	12,554	184
VeriSign •▼	20,392	417
Waters •▼	11,727	589
Western Digital •	23,602	714
Western Union	76,849	1,343
Xerox ▼	98,833	809
Xilinx	29,471	639
Yahoo! •	146,160	2,093

		172,949

Materials — 3.2%
Air Products and Chemicals ▼	23,415	1,747
AK Steel	11,800	232
Alcoa	103,151	1,213
Allegheny Technologies ▼	10,652	289
Ball ▼	10,689	517
Bemis	10,776	284
CF Industries Holdings	5,902	466
Dow Chemical ▼	111,698	2,365
E.I. Du Pont de Nemours	93,217	2,883
Eastman Chemical	7,369	366
Ecolab	19,033	790
Freeport-McMoRan Copper & Gold ▼	43,733	2,637
International Flavors & Fragrances	6,699	236
International Paper	44,998	846
Massey Energy	8,318	221
MeadWestvaco	18,555	362
Monsanto	57,483	4,829
Newmont Mining	51,833	2,143
Nucor	32,660	1,452
Owens-Illinois •	17,674	600
Pactiv •	15,308	385
PPG Industries	17,185	945
Praxair	32,552	2,545
Sealed Air	16,651	306
Sigma-Aldrich ▼	13,803	701
Titanium Metals ▼	8,890	74
United States Steel	14,463	575
Vulcan Materials ▼	12,902	613
Weyerhaeuser	23,036	807

		31,429

Telecommunication Services — 3.2%
American Tower, Class A •	42,746	1,457
AT&T	623,551	16,356
CenturyTel	32,400	1,017
Frontier Communications ▼	36,035	252
MetroPCS Communications •	26,832	318
Qwest Communications International ▼	168,245	650
Sprint Nextel • ▼	304,305	1,217
Verizon Communications	297,275	9,534
Windstream	49,737	436

		31,237

Utilities — 3.7%
AES •	71,084	909
Allegheny Energy	17,921	452
Ameren	21,675	551
American Electric Power	49,460	1,531
CenterPoint Energy	36,600	441
CMS Energy	23,595	305
Consolidated Edison ▼	27,212	1,071
Constellation Energy Group	21,154	607
Dominion Resources	61,930	2,093
DTE Energy	16,538	570
Duke Energy	136,052	2,106
Dynegy, Class A •	53,385	107
Edison International	34,613	1,119
Entergy	23,939	1,923
EQT	13,878	533
Exelon	69,378	3,528
FirstEnergy	33,962	1,399
FPL Group ▼	43,076	2,441

DESCRIPTION	SHARES	FAIR VALUE Ñ

Integrys Energy Group ▼	8,016	$271
Nicor	4,691	171
NiSource	28,180	363
Northeast Utilities	16,288	375
Pepco Holdings	21,275	306
PG&E	40,083	1,618
Pinnacle West Capital	10,290	329
PPL	39,924	1,349
Progress Energy	27,665	1,091
Public Service Enterprise Group	52,117	1,691
Questar	18,102	599
SCANA ▼	9,239	327
Sempra Energy	27,599	1,447
Southern	81,149	2,548
TECO Energy	21,468	290
Wisconsin Energy	12,398	533
Xcel Energy ▼	47,541	948

		35,942

Total Common Stocks (Cost $735,671)		917,035

Short-Term Investments — 1.7%
Money Market Fund — 1.1%
First American Prime Obligations Fund, Class Z±	10,859,604	10,860

	PAR
U.S. Treasury Obligation — 0.6%
U.S. Treasury Bill
0.191%, 11/19/2009 □	$6,400	6,396

Total Short-Term Investments (Cost $17,256)		17,256

	SHARES
Investment Purchased with Proceeds from Securities Lending — 21.1%
Mount Vernon Securities Lending Prime Portfolio † (Cost $206,528)	206,528,345	206,528

Total Investments ▲ — 116.5% (Cost $959,455)		1,140,819

Other Assets and Liabilities, Net — (16.5)%		(161,904)

Total Net Assets — 100.0%		$978,915

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2009, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at July 31, 2009. Total loaned securities had a fair value of $199,619 at July 31, 2009.

•	Non-income producing security.

y	Investment in affiliated security. FAF Advisors, Inc., which serves as the fund’s advisor, is a subsidiary of U.S. Bank National Association, which is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the nine month period ended July 31, 2009 were as follows:

	Beginning	Purchase	Sales	Ending	Dividend
Issuer	Cost	Cost	Cost	Cost	Income	Shares	Fair Value

U.S. Bancorp	$5,053	$295	$936	$4,412	$112	200,802	$4,098

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

□	Security has been deposited as initial margin on open futures contracts and/or swap contracts. Yield shown is effective yield as of July 31, 2009.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker- dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2009, the cost of investments for federal income tax purposes was approximately $959,455. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$344,114
Gross unrealized depreciation	(162,750)

Net unrealized appreciation	$181,364

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of
		Contracts	Notional Contract	Unrealized
Description	Settlement Month	Purchased	Value	Appreciation

S&P 500 Futures	September 2009	247	$60,787	$1,433

Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation of FAS 157 level classifications continues to develop and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using for comparison with other mutual funds.
As of July 31, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks
Consumer Discretionary	$83,438	$—	$—	$83,438
Consumer Staples	107,935	—	—	107,935
Energy	110,075	—	—	110,075
Financials	127,630	—	—	127,630
Healthcare	125,611	—	—	125,611
Industrials	90,789	—	—	90,789
Information Technology	172,949	—	—	172,949
Materials	31,429	—	—	31,429
Telecommunication Services	31,237	—	—	31,237
Utilities	35,942	—	—	35,942
Short-Term Investments	217,388	6,396	—	223,784

Total Investments in Securities	$1,134,423	$6,396	$—	$1,140,819

Other Financial Instruments*	$1,433	$—	$—	$1,433

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The fund has adopted Statement of Financial Accounting Standard No. 161, Disclosures about Derivatives Instruments and Hedging Activities (“FAS 161”). FAS 161 is an amendment to Statement of Financial Accounting Standard No. 133 (“FAS 133”), expanding the disclosure requirements of FAS 133 regarding the fund’s use of derivative instruments and hedging activities.
As of July 31, 2009, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Asset Derivatives	Fair Value
Equity Contracts	$1,433
Interest Rate Contracts	—
Credit Contracts	—
Foreign Exchange Contracts	—
Other Contracts	—

Balance as of July 31, 2009	$1,433

Liability Derivatives
Equity Contracts	$—
Interest Rate Contracts	—
Credit Contracts	—
Foreign Exchange Contracts	—
Other Contracts	—

Balance as of July 31, 2009	$—

Schedule of INVESTMENTS July 31, 2009 (unaudited), all dollars are rounded to thousands (000)
Mid Cap Index Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks — 92.5%
Consumer Discretionary — 14.4%
99 Cents Only Stores •	10,188	$149
Aaron’s ▼	11,785	324
Advance Auto Parts	20,531	949
Aeropostale •	14,531	529
American Eagle Outfitters	46,876	675
American Greetings, Class A	9,876	156
AnnTaylor Stores •	13,488	163
Barnes & Noble ▼	8,002	184
Blyth	1,553	66
Bob Evans Farms	7,832	227
BorgWarner	25,132	834
Boyd Gaming	12,109	111
Brinker International ▼	23,030	383
Brinks Home Security Holdings •	9,794	292
Callaway Golf	14,577	93
CarMax • ▼	46,537	751
Cheesecake Factory •	13,057	253
Chico’s FAS • ▼	37,935	435
Chipotle Mexican Grill, Class A •	7,138	670
Coldwater Creek • ▼	10,347	76
Collective Brands •	14,304	228
Corinthian Colleges • ▼	18,271	282
Dick’s Sporting Goods •	17,863	355
Dollar Tree • ▼	19,582	903
DreamWorks Animation, Class A •	16,860	531
Foot Locker	33,746	374
Fossil •	10,500	277
Gentex	32,139	481
GUESS?	13,177	383
Hanesbrands •	20,844	415
Harte-Hanks	11,303	122
International Speedway, Class A	6,819	174
ITT Educational Services •	6,706	653
J. Crew Group • ▼	11,346	320
John Wiley & Sons, Class A	9,191	293
Lamar Advertising, Class A • ▼	17,163	361
Life Time Fitness • ▼	7,222	184
LKQ •	30,704	551
M.D.C. Holdings	7,469	263
Marvel Entertainment •	10,637	421
Matthews International, Class A	6,794	212
Mohawk Industries • ▼	11,643	601
Netflix • ▼	9,114	400
NVR •	1,194	718
Panera Bread, Class A •	6,016	331
PetSmart	28,002	626
Phillips-Van Heusen	11,142	394
Priceline.com • ▼	8,881	1,151
Regis ▼	10,209	139
Rent-A-Center •	15,553	323
Ross Stores	27,612	1,217
Ryland Group	9,582	191
Saks • ▼	29,644	152
Scholastic	5,478	124
Scientific Games, Class A •	14,098	254
Service International ▼	58,926	372
Strayer Education ▼	3,129	665
Thor Industries	7,712	184
Timberland, Class A •	11,008	150
Toll Brothers • ▼	28,506	558
TravelCenters, fractional share • ◙ ∞	0.70	—
Tupperware ▼	12,836	437
Under Armour, Class A • ▼	7,424	180
Urban Outfitters • ▼	24,248	583
Warnaco Group •	10,039	365

DESCRIPTION	SHARES	FAIR VALUE Ñ

Wendy’s/Arby’s Group, Class A	89,309	$409
Williams-Sonoma ▼	19,174	270
WMS Industries •	10,648	385

		26,282

Consumer Staples — 3.6%
Alberto-Culver	18,209	467
BJ’s Wholesale Club •	12,266	409
Church & Dwight ▼	14,385	848
Corn Products International	16,232	454
Energizer Holdings •	14,064	901
Flowers Foods ▼	17,550	415
Hansen Natural • ▼	16,088	499
Lancaster Colony	4,767	217
NBTY •	11,017	399
PepsiAmericas	13,279	356
Ralcorp Holdings •	12,328	783
Ruddick	7,085	166
Smithfield Foods • ▼	25,981	352
Tootsie Roll Industries	6,343	153
Universal	5,936	226

		6,645

Energy — 5.6%
Arch Coal ▼	35,301	615
Bill Barrett •	8,118	256
Cimarex Energy	18,220	652
Comstock Resources •	9,983	384
Encore Acquisition •	11,596	413
Exterran Holdings • ▼	13,723	239
Forest Oil •	23,888	402
Frontier Oil	23,026	320
Helix Energy Solutions Group •	20,005	210
Helmerich & Payne ▼	22,471	772
Mariner Energy •	21,507	258
Newfield Exploration •	27,931	1,099
Oceaneering International •	12,176	620
Overseas Shipholding Group	5,982	205
Patriot Coal • ▼	16,095	135
Patterson-UTI Energy	33,457	462
Plains Exploration & Production • ▼	26,555	761
Pride International • ▼	37,635	943
Quicksilver Resources • ▼	24,146	277
Superior Energy Services •	17,586	292
Tidewater ▼	12,173	548
Unit •	10,329	327

		10,190

Financials — 16.5%
Affiliated Managers Group •	8,932	590
Alexandria Real Estate Equities — REIT ▼	8,227	314
AMB Property — REIT ▼	31,851	631
American Financial Group	14,628	357
AmeriCredit •	28,734	451
Apollo Investment ▼	30,929	220
Arthur J. Gallagher	20,404	467
Associated Banc ▼	29,046	315
Astoria Financial	17,873	174
BancorpSouth ▼	15,777	355
Bank of Hawaii ▼	11,662	447
BRE Properties — REIT	10,887	258
Brown & Brown	24,402	468
Camden Property Trust — REIT ▼	13,600	401
Cathay General Bancorp ▼	10,832	99
City National ▼	8,782	346
Commerce Bancshares	14,598	535
Corporate Office Properties Trust — REIT ▼	12,720	431
Cousins Properties — REIT ▼	9,886	85
Cullen/Frost Bankers	12,973	623
Duke Realty — REIT	48,758	463
Eaton Vance ▼	26,782	767
Equity One — REIT ▼	8,280	125
Essex Property Trust — REIT	6,013	391
Everest Re Group	13,929	1,117

DESCRIPTION	SHARES	FAIR VALUE Ñ

Federal Realty Investment Trust — REIT ▼	12,769	$728
Fidelity National Financial, Class A	50,393	723
First American	20,422	603
First Niagara Financial Group	27,837	366
FirstMerit ▼	18,862	352
Fulton Financial ▼	35,516	240
GATX ▼	10,601	267
Hanover Insurance Group	11,250	442
HCC Insurance Holdings	24,699	620
Highwoods Properties — REIT ▼	15,546	398
Horace Mann Educators	9,496	108
Hospitality Properties Trust — REIT ▼	24,281	383
International Bancshares	11,145	147
Jefferies Group • ▼	27,579	630
Jones Lang LaSalle	9,075	344
Liberty Property Trust — REIT	24,154	671
Macerich — REIT ▼	17,098	336
Mack-Cali Realty — REIT	16,680	466
Mercury General	7,750	272
Nationwide Health Properties — REIT	21,737	631
New York Community Bancorp ▼	72,821	797
NewAlliance Bancshares	20,470	251
Old Republic International	49,688	514
Omega Healthcare Investors — REIT ▼	17,994	301
PacWest Bancorp	4,617	74
Potlatch — REIT	8,327	246
Protective Life	18,202	272
Raymond James Financial ▼	20,310	417
Rayonier — REIT	17,075	666
Realty Income — REIT ▼	22,815	538
Regency Centers — REIT ▼	17,184	551
Reinsurance Group America	15,588	647
SEI Investments	29,191	552
SL Green Realty — REIT ▼	16,201	418
StanCorp Financial Group	11,303	389
SVB Financial Group • ▼	7,748	273
Synovus Financial ▼	66,729	234
TCF Financial ▼	23,959	339
Trustmark ▼	9,670	192
UDR — REIT	31,860	333
Unitrin	11,349	150
Valley National Bancorp ▼	28,381	361
W.R. Berkley	32,660	759
Waddell & Reed Financial, Class A	18,358	521
Washington Federal	20,164	281
Webster Financial	12,558	142
Weingarten Realty Investors — REIT ▼	22,339	345
Westamerica Bancorporation ▼	6,472	338
Wilmington Trust ▼	14,847	171

		30,229

Healthcare — 11.0%
Affymetrix •	14,934	132
Beckman Coulter	13,412	845
Bio-Rad Laboratories, Class A •	4,191	324
Cerner • ▼	14,098	917
Charles River Laboratories International • ▼	14,834	491
Community Health Systems •	20,703	586
Covance •	13,703	756
Edwards Lifesciences •	12,790	837
Endo Pharmaceuticals Holdings •	26,744	562
Gen-Probe •	11,367	422
Health Management Associates, Class A •	52,387	316
Health Net •	23,923	324
Henry Schein • ▼	18,989	976
Hill-Rom Holdings ▼	13,206	226
Hologic •	55,009	808
IDEXX Laboratories • ▼	13,031	649
Immucor •	15,364	256
Kindred Healthcare •	6,938	97
Kinetic Concepts •	11,505	364
Lifepoint Hospitals •	12,804	354
Lincare Holdings • ▼	15,925	417
Masimo •	10,479	256

DESCRIPTION	SHARES	FAIR VALUE Ñ

Medicis Pharmaceutical, Class A	10,932	$187
Mine Safety Appliances	5,538	156
Omnicare	22,616	540
OSI Pharmaceuticals • ▼	12,620	426
Owens & Minor	8,300	368
Perrigo	16,843	457
Pharmaceutical Product Development	24,839	516
Psychiatric Solutions •	11,899	321
ResMed •	16,459	675
Sepracor • ▼	24,357	423
STERIS	14,277	401
Techne	8,149	520
Thoratec • ▼	12,218	307
United Therapeutics • ▼	4,967	460
Universal Health Services	10,696	595
Valeant Pharmaceuticals International •	17,536	452
Varian •	7,032	357
VCA Antech •	17,679	452
Vertex Pharmaceuticals • ▼	37,757	1,360
WellCare Health Plans •	8,997	200

		20,088

Industrials — 14.3%
AECOM Technology •	19,882	644
AGCO • ▼	20,023	630
AirTran Holdings •	25,650	186
Alaska Air Group •	8,365	193
Alexander & Baldwin	8,991	263
Alliant Techsystems •	7,309	575
AMETEK	23,276	753
BE Aerospace •	21,302	344
Brinks	9,794	266
Bucyrus International ▼	16,309	481
Career Education •	16,364	375
Carlisle Companies	12,897	404
Clean Harbors • ▼	4,354	227
Con-way	9,789	446
Copart •	13,859	489
Corporate Executive Board	7,753	146
Corrections Corporation of America • ▼	27,119	468
Crane	11,097	235
Deluxe	11,339	177
Donaldson	17,120	651
Dycom Industries •	9,269	118
Federal Signal	10,396	92
FTI Consulting • ▼	11,076	603
Graco ▼	13,765	341
Granite Construction ▼	7,467	253
Harsco	17,992	495
Herman Miller ▼	13,506	224
HNI ▼	10,057	224
Hubbell, Class B	12,651	472
IDEX	17,092	466
J.B. Hunt Transport Services ▼	17,756	496
JetBlue Airways • ▼	44,540	228
Joy Global ▼	23,391	870
Kansas City Southern •	19,797	402
KBR	36,733	778
Kelly Services, Class A	4,022	47
Kennametal ▼	17,128	365
Korn/Ferry International •	9,576	133
Landstar System	10,363	380
Lennox International	9,075	316
Lincoln Electric Holdings	9,365	397
Manpower	17,648	846
MSC Industrial Direct, Class A	10,232	401
Navigant Consulting •	9,921	118
Nordson	7,347	330
Oshkosh	15,875	436
Pentair	21,699	593
Rollins	9,325	171
Roper Industries ▼	18,835	901
SAIC •	44,357	802
Shaw Group •	17,803	524

DESCRIPTION	SHARES	FAIR VALUE Ñ

Sotheby’s Holdings, Class A ▼	14,414	$217
SPX	10,833	572
Teleflex	8,565	411
Terex •	23,117	351
Thomas & Betts •	10,801	288
Timken	18,579	379
Trinity Industries ▼	17,520	245
United Rentals •	13,104	98
URS •	18,133	918
Valmont Industries	3,864	278
Waste Connections •	17,442	492
Watson Wyatt Worldwide, Class A	8,970	335
Werner Enterprises ▼	9,891	179
Westinghouse Air Brake Technologies	10,478	353
Woodward Governor ▼	11,935	234

		26,125

Information Technology — 13.4%
3Com •	86,262	325
ACI Worldwide •	8,147	123
Acxiom	14,639	141
ADC Telecommunications • ▼	21,089	154
ADTRAN ▼	13,433	325
Advent Software • ▼	3,647	133
Alliance Data Systems • ▼	13,525	690
ANSYS •	19,237	601
Arrow Electronics •	26,376	680
Atmel •	104,851	437
Avnet •	32,407	791
Avocent •	9,795	152
Broadridge Financial Solutions	29,451	509
Cadence Design Systems •	59,189	349
CommScope • ▼	17,809	456
Cree •	18,198	583
Diebold	14,395	399
Digital River •	8,087	286
DST Systems •	9,633	427
Equinix • ▼	8,312	679
F5 Networks •	17,112	635
FactSet Research Systems ▼	8,973	509
Fair Isaac	10,991	211
Fairchild Semiconductor International •	26,293	232
Gartner, Class A •	12,870	220
Global Payments	17,357	734
Hewitt Associates, Class A •	18,278	547
Imation	7,182	65
Ingram Micro, Class A •	33,723	567
Integrated Device Technology •	37,410	253
International Rectifier •	15,566	258
Intersil, Class A	26,568	382
Itron •	8,615	449
Jack Henry & Associates	15,997	343
Lam Research • ▼	27,068	814
Lender Processing Services	18,343	627
ManTech International •	4,294	229
Mentor Graphics •	19,269	134
Metavante Technologies •	19,155	590
Mettler-Toledo International •	6,554	551
MICROS Systems •	17,616	483
MPS Group •	23,314	202
National Instruments	12,167	307
NCR •	36,608	474
Palm • ▼	28,959	456
Parametric Technology •	24,816	320
Plantronics	10,435	247
Polycom •	19,512	463
Quest Software •	13,471	199
RF Micro Devices •	62,933	327
Rovi •	17,213	450
Semtech •	14,412	265
Silicon Laboratories •	9,734	417
SRA International, Class A •	7,698	152
Sybase • ▼	19,054	682
Synopsys •	30,198	603

DESCRIPTION	SHARES	FAIR VALUE Ñ

Tech Data •	12,137	$424
Trimble Navigation •	26,157	620
ValueClick •	18,981	218
Vishay Intertechnology •	40,777	290
Zebra Technologies, Class A •	13,225	323

		24,512

Materials — 6.8%
Airgas ▼	17,800	794
Albemarle	19,910	592
AptarGroup ▼	14,809	517
Ashland ▼	14,407	477
Cabot Microelectronics	14,823	271
Carpenter Technology	9,645	180
Cliffs Natural Resources ▼	27,900	764
Commercial Metals	25,465	421
Cytec Industries	8,862	222
FMC	16,524	804
Greif, Class A	7,438	382
Louisiana Pacific	23,417	99
Lubrizol	15,080	874
Martin Marietta Materials ▼	9,404	809
Minerals Technologies	4,402	191
Olin	15,189	210
Packaging Corporation of America	19,622	386
Reliance Steel & Aluminum	14,021	473
RPM International	25,400	405
Scotts Miracle-Gro, Class A	9,383	366
Sensient Technologies	9,922	250
Sonoco Products	22,049	584
Steel Dynamics	40,929	670
Temple-Inland	23,269	364
Terra Industries	22,227	648
Valspar	21,494	544
Worthington Industries	14,509	192

		12,489

Telecommunication Services — 0.7%
Cincinnati Bell •	53,463	167
NeuStar, Class A •	16,212	368
Syniverse Holdings •	10,277	180
Telephone & Data Systems	23,054	594

		1,309

Utilities — 6.2%
AGL Resources ▼	16,870	567
Alliant Energy	27,855	729
Aqua America ▼	28,586	516
Black Hills	7,697	200
Cleco ▼	13,170	312
DPL	25,810	618
Energen	15,644	646
Great Plains Energy	24,069	384
Hawaiian Electric Industries	19,549	349
IDACORP	9,178	255
MDU Resources Group	39,552	796
National Fuel Gas	17,167	697
NSTAR ▼	23,750	762
NV Energy	49,665	571
OGE Energy	20,301	611
ONEOK	23,459	777
PNM Resources	18,920	231
Southern Union	25,088	486
UGI	23,714	627
Vectren	16,707	410
Westar Energy	22,331	439
WGL Holdings	10,644	353

		11,336

Total Common Stocks (Cost $178,555)		169,205

DESCRIPTION	SHARES	FAIR VALUE Ñ

Warrants — 0.0%
Krispy Kreme Doughnuts, Warrants • (Cost $0)	1,473	$—

Short-Term Investments — 7.4%
Money Market Fund — 6.1% First American Prime Obligations Fund, Class Z ±	11,155,102	11,155

	PAR
U.S. Treasury Obligation — 1.3%
U.S. Treasury Bill
0.191%, 11/19/2009 □	$2,320	2,319

Total Short-Term Investments (Cost $13,473)		13,474

	SHARES
Investment Purchased with Proceeds from Securities Lending — 22.2%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $40,597)	40,597,170	40,597

Total Investments ▲ — 122.1% (Cost $232,625)		223,276

Other Assets and Liabilities, Net — (22.1)%		(40,479)

Total Net Assets — 100.0%		$182,797

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2009, the fund held internally fair valued securities disclosed in footnote ◙.

•	Non-income producing security.

▼	This security or a portion of this security is out on loan at July 31, 2009. Total loaned securities had a fair value of $39,205 at July 31, 2009.

◙	Security is internally fair valued. As of July 31, 2009, the fair value of this investment was $0 or 0.0% of total net assets.

∞	Security considered illiquid. As of July 31, 2009, the fair value of this investment was $0 or 0.0% of total net assets. Information concerning the illiquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis

TravelCenters, fractional share	0.70	10/01	—

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of July 31, 2009.

†	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2009, the cost of investments for federal income tax purposes was approximately $232,625. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$32,023
Gross unrealized depreciation	(41,372)

Net unrealized depreciation	$(9,349)

REIT — Real Estate Investment Trust

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional Contract	Unrealized
Description	Settlement Month	Purchased	Value	Appreciation

S&P Mid Cap 400 E-Mini Futures	September 2009	213	$13,351	$755

Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation of FAS 157 level classifications continues to develop and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using for comparison with other mutual funds.
As of July 31, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks
Consumer Discretionary	$26,282	$—	$—	$26,282
Consumer Staples	6,645	—	—	6,645
Energy	10,190	—	—	10,190
Financials	30,229	—	—	30,229
Healthcare	20,088	—	—	20,088
Industrials	26,125	—	—	26,125
Information Technology	24,512	—	—	24,512
Materials	12,489	—	—	12,489
Telecommunication Services	1,309	—	—	1,309
Utilities	11,336	—	—	11,336
Warrants	—	—	—	—
Short-Term Investments	51,752	2,319	—	54,071

Total Investments in Securities	$220,957	$2,319	$—	$223,276

Other Financial Instruments*	$755	$—	$—	$755

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The fund has adopted Statement of Financial Accounting Standard No. 161, Disclosures about Derivatives Instruments and Hedging Activities (“FAS 161”). FAS 161 is an amendment to Statement of Financial Accounting Standard No. 133 (“FAS 133”), expanding the disclosure requirements of FAS 133 regarding the fund’s use of derivative instruments and hedging activities.

As of July 31, 2009, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Fair Value
Asset Derivatives
Equity Contracts	$755
Interest Rate Contracts	—
Credit Contracts	—
Foreign Exchange Contracts	—
Other Contracts	—

Balance as of July 31, 2009	$755

Liability Derivatives
Equity Contracts	$—
Interest Rate Contracts	—
Credit Contracts	—
Foreign Exchange Contracts	—
Other Contracts	—

Balance as of July 31, 2009	$—

Schedule of INVESTMENTS July 31, 2009 (unaudited), all dollars are rounded to thousands (000)
Small Cap Index Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks — 93.1%
Consumer Discretionary — 13.0%
1-800-Flowers.com, Class A •	1,466	$4
99 Cents Only Stores • ▼	2,750	40
AFC Enterprises •	1,504	11
Ambassadors Group	1,074	17
American Apparel •	1,970	8
American Axle & Manufacturing Holdings ▼	2,699	6
American Greetings, Class A ▼	2,667	42
American Public Education •	1,107	39
America’s Car-Mart • ▼	583	13
Amerigon •	1,317	11
Ameristar Casinos ▼	1,561	29
Andersons	1,110	36
AnnTaylor Stores •	3,572	43
APAC Customer Services •	1,550	8
Arbitron	1,587	26
ArvinMeritor ▼	4,512	33
Asbury Automotive Group •	1,962	27
Ascent Media •	859	24
ATC Technology • ▼	1,189	25
Avatar Holdings • ▼	332	7
Bally Technologies •	3,321	120
Beazer Homes USA • ▼	2,213	7
Bebe Stores	2,249	16
Belo, Class A	5,184	15
Benihana •	803	6
Big 5 Sporting Goods ▼	1,341	17
BJ’s Restaurants •	1,195	19
Blount International •	2,338	22
Blue Nile •	776	36
Bluegreen •	713	2
Blyth	340	14
Bob Evans Farms	1,803	52
Books-A-Million ▼	429	4
Borders Group •	3,519	14
Bridgepoint Education • ▼	846	15
Brookfield Homes • ▼	523	3
Brown Shoe	2,480	19
Brunswick	5,379	39
Buckle ▼	1,554	48
Buffalo Wild Wings • ▼	1,097	44
Build-A-Bear Workshop •	1,026	5
Cabela’s • ▼	2,434	39
California Pizza Kitchen •	1,176	19
Callaway Golf	3,854	25
Capella Education • ▼	888	57
Caribou Coffee • ▼	417	2
Carmike Cinemas	670	6
Carrols Restaurant Group • ▼	688	5
Carters •	3,458	98
Cato, Class A	1,621	32
Cavco Industries •	350	12
CEC Entertainment •	1,404	41
Charlotte Russe Holding • ▼	1,222	18
Charming Shoppes •	7,038	34
Cheesecake Factory •	3,664	71
Cherokee	464	9
Children’s Place Retail Stores •	1,454	48
China Automotive Systems •	264	2
ChinaCast Education •	1,792	11
Christopher & Banks	2,187	17
Churchill Downs ▼	557	21
Cinemark Holdings	1,684	19
Citi Trends •	896	26
CKE Restaurants	2,989	26
CKX •	3,542	26

DESCRIPTION	SHARES	FAIR VALUE Ñ

Coinstar •	1,840	$61
Coldwater Creek • ▼	3,334	24
Collective Brands • ▼	3,906	62
Columbia Sportswear ▼	725	26
Conn’s • ▼	574	7
Cooper Tire & Rubber ▼	3,596	53
Core-Mark Holding •	548	15
Corinthian Colleges • ▼	4,953	76
Courier	621	10
Cracker Barrel Old Country	1,379	40
Crocs • ▼	5,110	17
Crown Media Holdings, Class A • ▼	1,579	3
CSS Industries	430	10
Dana Holding • ▼	6,104	21
Deckers Outdoor • ▼	799	54
Denny’s •	5,565	13
Destination Maternity •	287	7
DG Fastchannel •	1,110	23
Dillard’s, Class A	3,318	35
DineEquity ▼	1,073	27
Dolan Media • ▼	1,827	25
Domino’s Pizza •	2,213	18
Dorman Products •	692	11
Dover Downs Gaming & Entertainment	785	4
Dress Barn • ▼	2,738	43
Drew Industries • ▼	1,146	22
Drugstore.com •	4,897	11
DSW • ▼	749	10
E.W. Scripps, Class A	1,746	7
Eastman Kodak	16,355	49
Einstein Noah Restaurant Group •	238	3
Ethan Allen Interiors ▼	1,442	18
Exide Technologies •	3,694	18
FGX International Holdings Limited •	890	12
Finish Line, Class A	2,479	22
Fisher Communications	377	7
Fossil •	2,860	75
Fred’s ▼	2,322	31
Frischs Restaurants	135	4
Fuel Systems Solutions • ▼	764	19
Fuqi International • ▼	572	14
Furniture Brands International	2,621	11
Gaiam, Class A •	1,045	5
Gander Mountain •	315	2
Gaylord Entertainment •	2,375	34
Genesco •	1,171	25
GenTek •	522	12
G-iii Apparel Group •	795	10
Global Sources •	961	6
Grand Canyon Education • ▼	963	17
Great Wolf Resorts •	1,695	5
Group 1 Automotive	1,467	43
GSI Commerce • ▼	1,514	28
Gymboree • ▼	1,779	71
Harte-Hanks ▼	2,134	23
Haverty Furniture ▼	1,044	11
Helen of Troy •	1,769	38
hhgregg • ▼	726	13
Hibbett Sports • ▼	1,696	31
Hooker Furniture	657	9
Hot Topic •	2,684	21
Hovnanian Enterprises, Class A • ▼	3,162	10
HSN •	2,423	25
Iconix Brand Group •	4,080	71
Insight Enterprises • ▼	2,795	29
Interface, Class A	3,099	22
Interval Leisure Group •	2,413	25
iRobot • ▼	1,185	13
Isle of Capri Casinos • ▼	918	11
J. Crew Group • ▼	3,067	86
Jack in the Box •	3,444	73

DESCRIPTION	SHARES	FAIR VALUE Ñ

JAKKS Pacific •	1,703	$20
Jo-Ann Stores •	1,612	38
Jones Apparel Group	5,207	72
Jos. A. Bank Clothiers •	1,116	41
Journal Communications, Class A	2,456	7
K12 •	1,440	27
Kenneth Cole Productions	537	4
Kimball International	1,856	13
Kirkland’s •	757	10
Knology • ▼	1,812	16
Krispy Kreme Doughnuts •	3,554	11
K-Swiss, Class A	1,479	16
Lakes Entertainment •	1,142	4
Landry’s Restaurants •	648	6
La-Z-Boy	3,139	21
LeapFrog Enterprises •	2,041	6
Life Time Fitness • ▼	2,456	63
Lin TV, Class A •	1,556	3
Lincoln Educational Services • ▼	591	12
Lithia Motors ▼	1,023	12
Live Nation •	5,100	30
Liz Claiborne ▼	5,798	18
LodgeNet Entertainment •	1,233	6
Luby’s •	1,169	5
Lululemon Athletica •	2,479	44
Lumber Liquidators • ▼	881	14
M/I Homes • ▼	1,067	14
Maidenform Brands •	1,306	18
Marcus ▼	1,177	15
Marine Products ▼	968	5
Martha Stewart Living •	1,388	5
Matthews International, Class A	1,846	58
McCormick & Schmick’s Seafood Restaurants •	905	7
Mediacom Communications •	2,582	12
Men’s Wearhouse	3,176	69
Meritage Homes •	1,910	41
Midas •	855	8
Modine Manufacturing	2,000	15
Monarch Casino & Resort • ▼	703	6
Monro Muffler Brake	967	26
Morgans Hotel Group • ▼	1,523	7
Movado Group	987	14
Multimedia Games •	1,625	9
National Cinemedia	2,569	38
National Presto Industries	292	23
New York & Company •	1,324	5
NIVS IntelliMedia Technology Group • ▼	499	1
Nobel Learning Communities •	248	3
NutriSystem ▼	1,872	27
O’Charleys	1,013	11
OfficeMax	4,653	43
Orbitz Worldwide •	2,017	5
Orient-Express Hotels, Class A ▼	4,685	41
Outdoor Channel Holdings •	886	7
Overstock.com •	897	12
Oxford Industries ▼	833	11
P.F. Chang’s China Bistro •	1,406	48
Pacific Sunwear of California • ▼	3,821	13
Papa John’s International •	1,271	32
PC Mall •	600	5
Pep Boys — Manny, Moe & Jack	2,969	29
Perry Ellis International •	687	5
PetMed Express • ▼	1,380	26
Pier 1 Imports •	5,217	12
Pinnacle Entertainment • ▼	3,662	37
Playboy Enterprises, Class B • ▼	1,374	3
Polaris Industries ▼	1,916	73
Pool ▼	2,949	70
Prestige Brand Holdings •	1,897	12
Primedia	1,761	4
Quiksilver • ▼	7,811	17

DESCRIPTION	SHARES	FAIR VALUE Ñ

Raser Technologies • ▼	3,287	$7
RC2 • ▼	1,020	16
RCN •	2,205	16
Reading International •	1,057	5
Red Lion Hotels •	811	4
Red Robin Gourmet Burgers •	947	18
Regis ▼	3,082	42
Rent-A-Center • ▼	4,027	84
Rentrak •	575	11
Retail Ventures • ▼	1,693	6
Rex Stores •	493	6
Ruby Tuesday • ▼	3,953	30
Ruth’s Chris Steak House •	1,134	4
Ryland Group ▼	2,624	52
Saks •	7,246	37
Sally Beauty Holdings •	5,729	40
Sauer-Danfoss	658	3
Scholastic ▼	1,399	32
Sealy •	2,753	7
Shoe Carnival •	516	6
Shuffle Master • ▼	3,271	24
Shutterfly • ▼	1,145	18
Sinclair Broadcast Group, Class A ▼	2,843	5
Skechers U.S.A., Class A •	2,021	28
Skyline	389	9
Smith & Wesson •	3,245	20
Sonic • ▼	3,703	41
Sonic Automotive, Class A ▼	1,535	19
Spartan Motors	1,978	14
Speedway Motorsports	791	13
Sport Supply Group	562	6
Stage Stores	2,314	29
Stamps.com •	768	7
Standard Motor Products ▼	954	11
Standard-Pacific •	5,846	20
Stanley Furniture	630	7
Steak ‘N Shake • ▼	1,670	17
Stein Mart • ▼	1,558	17
Steiner Leisure • ▼	920	29
Steinway Musical Instruments • ▼	540	6
Steven Madden • ▼	1,026	33
Stoneridge •	918	4
Sturm, Ruger & Company ▼	1,161	15
Superior Industries International ▼	1,409	22
SYMS •	360	3
Systemax • ▼	607	8
Talbots ▼	1,431	7
Tempur-Pedic International ▼	4,568	68
Tenneco Automotive •	3,042	49
Texas Roadhouse, Class A • ▼	3,050	34
Ticketmaster • ▼	2,298	19
Timberland, Class A •	2,779	38
TiVo •	6,372	65
Town Sports International Holdings • ▼	1,183	4
Tractor Supply •	2,188	105
True Religion Apparel •	1,552	35
Tuesday Morning •	1,760	8
Tupperware ▼	3,818	130
Tween Brands •	1,454	11
U.S. Auto Parts Network •	601	3
ULTA •	1,687	19
Under Armour, Class A • ▼	2,020	49
Unifi •	2,449	5
UniFirst	835	33
Universal Electronics •	822	17
Universal Travel Group • ▼	612	9
Vail Resorts • ▼	1,793	51
Valassis Communications •	2,932	33
Value Line	78	2
VistaPrint • ▼	2,568	106
Volcom •	1,151	14

DESCRIPTION	SHARES	FAIR VALUE Ñ

Warnaco Group •	2,792	$101
West Marine • ▼	871	8
Wet Seal, Class A •	5,912	20
Weyco Group ▼	424	10
Winnebago Industries	1,697	18
Wolverine World Wide	2,894	70
Wonder Auto Technology •	897	10
World Wrestling Entertainment	1,243	16
Youbet.com • ▼	1,829	7
Zale • ▼	1,875	11
Zumiez • ▼	1,151	11

		6,925

Consumer Staples — 3.1%
Agfeed Industries • ▼	1,683	10
Alico	268	8
Alliance One International • ▼	5,484	23
Allion Healthcare •	1,212	9
American Dairy •	487	13
American Italian Pasta • ▼	1,277	40
American Oriental Bioengineering • ▼	3,762	23
Arden Group, Class A	63	8
Argan •	451	7
B & G Foods	1,090	9
Bare Escentuals •	4,038	36
Boston Beer, Class A •	457	14
Cadiz •	700	8
Calavo Growers	562	11
Cal-Maine Foods ▼	761	22
Casey’s General Stores ▼	3,100	85
Central Garden & Pet, Class A •	3,743	42
Chattem • ▼	1,186	74
China Sky One Medical • ▼	636	10
China-biotics • ▼	445	4
Chiquita Brands International • ▼	2,716	33
Coca-Cola Bottling	276	16
Darling International •	5,014	35
Diamond Foods	941	27
Diedrich Coffee •	183	4
Elizabeth Arden •	1,378	13
Farmer Brothers	339	8
Fresh Del Monte Produce • ▼	2,439	52
Great Atlantic & Pacific Tea •	1,990	12
Griffin Land & Nurseries	186	6
Hain Celestial Group •	2,356	39
Heckmann • ▼	4,879	18
HQ Sustainable Maritime Industries •	538	5
Imperial Sugar	698	9
Ingles Markets, Class A	775	13
Inter Parfums	761	8
J&J Snack Foods	802	35
Lancaster Colony	1,181	54
Lance	1,652	42
Lifeway Foods •	263	3
Mannatech	1,108	4
Medifast • ▼	791	12
Nash-Finch	746	23
National Beverage •	528	6
Nu Skin Enterprises, Class A	2,901	52
Oil-Dri Corporation of America	313	5
Omega Protein •	996	4
Orchids Paper Products • ▼	491	11
Overhill Farms •	965	6
Pantry •	1,371	24
Peet’s Coffee & Tea • ▼	793	22
PriceSmart	974	16
Revlon •	1,187	7
Ruddick	2,447	58
Sanderson Farms	1,239	50
Schiff Nutrition International •	523	3
Seaboard	18	20

DESCRIPTION	SHARES	FAIR VALUE Ñ

Seneca Foods Corp New •	393	$10
Smart Balance •	3,643	22
Spartan Stores ▼	1,354	17
Star Scientific • ▼	4,301	4
Susser Holdings •	421	5
Synutra International • ▼	1,097	15
The Female Health •	968	6
Tootsie Roll Industries	1,541	37
Treehouse Foods •	1,923	62
United Natural Foods •	2,618	71
Universal	1,425	54
USANA Health Sciences •	472	16
Vector Group	2,013	30
Village Super Market	371	11
WD-40 Company	962	29
Weis Markets	618	20
Winn Dixie Stores •	3,322	47
Zapata •	551	4
Zhongpin • ▼	1,136	14

		1,685

Energy — 4.0%
Allis Chalmers Energy • ▼	3,600	8
Alon USA Energy	605	6
Apco Oil & Gas International	557	15
Approach Resources •	732	5
Arena Resources •	2,331	76
Atlas America ▼	2,074	42
ATP Oil & Gas • ▼	1,742	14
Basic Energy Services •	1,867	13
Berry Petroleum, Class A	2,611	62
Bill Barrett •	2,341	74
Bolt Technology • ▼	468	5
Boots & Coots International Control • ▼	4,768	6
BPZ Energy •	5,142	37
Brigham Exploration • ▼	5,059	25
Bristow Group • ▼	1,778	59
Bronco Drilling •	1,528	6
Cal Dive International •	2,571	23
Carbo Ceramics	1,158	48
Carrizo Oil & Gas • ▼	1,701	32
Cheniere Energy • ▼	3,296	10
Clayton Williams Energy •	358	7
Clean Energy Fuels • ▼	1,830	17
Complete Production Services •	3,557	29
Contango Oil & Gas Company •	764	35
Credo Pete •	429	5
Crosstex Energy ▼	2,215	9
Cubic Energy •	1,649	2
CVR Energy • ▼	1,348	12
Dawson Geophysical •	474	14
Delek US Holdings	731	6
Delta Petroleum •	10,847	21
DHT Maritime	3,026	15
Dril-Quip •	1,798	76
Endeavour International • ▼	6,612	9
Evergreen Energy • ▼	7,569	7
FX Energy • ▼	2,469	10
General Maritime	2,975	25
Geokinetics •	387	6
Georesources •	441	5
Global Industries • ▼	6,083	42
GMX Resources •	1,497	17
Golar LNG ▼	2,055	20
Goodrich Petroleum •	1,493	38
Gran Tierra Energy •	13,695	51
Green Plains Renewable Energy • ▼	568	5
Gulf Island Fabrication ▼	713	10
GulfMark Offshore •	1,311	42
Gulfport Energy •	1,536	11
Harvest Natural Resources •	1,993	13

DESCRIPTION	SHARES	FAIR VALUE Ñ

Hercules Offshore •	5,369	$25
Hornbeck Offshore Services •	1,348	29
ICO •	1,502	6
International Coal Group • ▼	6,618	21
Ion Geophysical • ▼	5,460	15
Isramco •	65	9
James River Coal •	1,684	31
Key Energy Services •	7,536	52
Knightsbridge Tankers	994	16
Lufkin Industries	862	39
Matrix Service •	1,512	15
McMoRan Exploration •	4,616	29
Natco Group •	1,215	44
Natural Gas Services Group •	709	10
Newpark Resources •	5,031	13
NGP Capital Resources ▼	1,221	8
Northern Oil & Gas • ▼	1,719	11
Oilsands Quest • ▼	11,830	10
Panhandle Oil And Gas ▼	398	10
Parallel Petroleum •	2,280	5
Parker Drilling •	7,077	33
Patriot Coal • ▼	3,896	33
Penn Virginia	2,767	53
Petroleum Development •	863	15
PetroQuest Energy • ▼	2,695	9
PHI • ▼	793	17
Pioneer Drilling •	2,895	13
PrimeEnergy •	51	1
Resource America, Class A	768	5
Rex Energy •	1,547	9
Rosetta Resources •	3,188	33
RPC ▼	1,869	15
Ship Finance International ▼	2,653	33
Stone Energy •	2,112	23
SulphCo • ▼	4,141	5
Superior Well Services •	961	6
Swift Energy • ▼	1,900	37
Syntroleum • ▼	3,848	11
T-3 Energy Services •	767	10
Teekay Tankers, Class A	732	7
TETRA Technologies • ▼	4,589	35
TGC Industries •	805	4
Toreador Resources ▼	1,239	9
Union Drilling •	761	5
Uranerz Energy Corporation •	2,746	5
Uranium Energy • ▼	2,831	8
Vaalco Energy • ▼	3,605	16
Vantage Drilling Company •	1,822	3
Venoco •	1,187	11
W&T Offshore ▼	2,071	22
Warren Resources •	3,591	8
Western Refining •	1,737	11
Westmoreland Coal •	516	4
Willbros Group •	2,407	33
World Fuel Services ▼	1,683	74
Zion Oil & Gas • ▼	725	7

		2,146

Financials — 18.3%
1st Source	834	14
Abington Bancorp ▼	1,325	11
Acadia Realty Trust — REIT	2,418	33
Advance America Cash Advance Centers	2,798	15
Agree Realty — REIT ▼	436	8
Alexander’s	132	36
Alliance Financial ▼	251	7
Allied Capital ▼	10,897	43
Ambac Financial Group ▼	17,524	13
American Campus Communities — REIT ▼	3,183	73
American Capital ▼	13,139	47
American Capital Agency — REIT	541	12

DESCRIPTION	SHARES	FAIR VALUE Ñ

American Equity Investment Life Holding ▼	3,463	$25
American National Bankshares ▼	372	9
American Physicians Capital	502	22
American Physicians Service Group	388	9
American Safety Insurance Holdings •	576	9
Ameris Bancorp	788	5
Amerisafe •	1,150	19
Ames National ▼	349	9
Ampal-American Israel, Class A •	1,101	3
Amtrust Financial Services ▼	1,386	17
Anthracite Capital — REIT ▼	4,799	3
Anworth Mortgage Asset — REIT	6,198	47
Apollo Investment ▼	8,674	62
Ares Capital ▼	5,925	53
Argo Group International Holdings •	1,720	58
Arrow Financial	502	14
Ashford Hospitality Trust — REIT ▼	3,771	11
Associated Estates Realty — REIT	786	5
Assured Guaranty	3,707	52
Astoria Financial	5,214	51
Auburn National Bancorp	144	4
Baldwin & Lyons, Class B ▼	402	9
BancFirst	411	15
Banco Latinoamericano de Exportaciones ▼	1,670	21
Bancorp Bank •	681	5
Bancorp Rhode Island	222	5
Bank Mutual	3,041	30
Bank of Kentucky Financial ▼	187	5
Bank Of Marin Bancorp	316	10
Bank of the Ozarks ▼	794	20
BankFinancial	1,099	12
Banner ▼	949	4
Bar Harbor Bankshares	176	6
Beneficial Mutual Bancorp •	1,775	16
Berkshire Hills Bancorp ▼	836	19
BGC Partners, Class A	2,823	13
BioMed Realty Trust — REIT	5,979	70
Blackrock Kelso Capital	704	6
Boston Private Financial Holdings ▼	4,134	19
Bridge Bancorp	379	11
Broadpoint Gleacher Securities • ▼	2,185	14
Brookline Bancorp ▼	3,346	39
Brooklyn Federal Bancorp	188	2
Bryn Mawr Bank ▼	373	7
Calamos Asset Management ▼	1,416	19
California First National Bancorp	112	1
Camden National	465	16
Cape Bancorp • ▼	718	6
Capital City Bank Group ▼	662	11
Capital Southwest	178	15
CapLease — REIT ▼	2,923	9
Capstead Mortgage — REIT	3,873	52
Cardinal Financial	1,642	13
Cardtronics •	816	3
Care Investment Trust — REIT	719	5
Cash America International	1,802	48
Cathay General Bancorp ▼	3,021	28
CBL & Associates Properties — REIT	4,342	26
Cedar Shopping Centers — REIT	2,510	13
Center Bancorp ▼	672	6
Centerstate Banks of Florida	500	3
Central Pacific Financial	1,626	4
Century Bancorp	215	5
Chemical Financial ▼	1,312	28
Cheviot Financial	171	1
Chicopee Bancorp •	393	5
China Housing & Land Development • ▼	1,566	9
Citizens • ▼	2,297	16
Citizens & Northern ▼	486	10
Citizens Banking • ▼	7,051	4
Citizens Holding	243	7

DESCRIPTION	SHARES	FAIR VALUE Ñ

City Holdings ▼	1,106	$36
Clifton Savings Bancorp ▼	589	6
CNA Surety •	1,001	16
CNB Financial ▼	527	9
CoBiz	1,784	8
Cogdell Spencer — REIT	1,698	8
Cohen & Steers ▼	1,049	19
Colonial BancGroup ▼	11,738	7
Colonial Properties Trust — REIT ▼	2,974	24
Columbia Banking System ▼	1,020	12
Community Bank System ▼	1,991	36
Community Trust Bancorp	871	24
Compass Diversified Trust	1,454	13
Compucredit Holdings • ▼	900	3
Conseco •	11,268	35
Consolidated-Tomoka Land	330	12
Cousins Properties — REIT ▼	2,659	23
Crawford & Company • ▼	1,307	6
Credit Acceptance •	335	9
CVB Financial ▼	4,397	33
Danvers Bancorp	967	12
DCT Industrial Trust — REIT ▼	10,739	49
Delphi Financial Group, Class A	2,642	63
Developers Diversified Realty — REIT ▼	8,386	47
Diamond Hill Investment Group	130	7
DiamondRock Hospitality — REIT	6,585	44
Dime Community Bancshares	1,574	19
Dollar Financial • ▼	1,410	22
Donegal Group, Class A	937	15
Doral Financial • ▼	296	1
DuPont Fabros Technology — REIT ▼	1,614	17
Dynex Capital — REIT ▼	685	6
E*TRADE Financial • ▼	57,288	86
Eagle Bancorp • ▼	603	5
East West Bancorp	5,571	49
Eastern Insurance Holdings	478	5
EastGroup Properties — REIT	1,448	50
Education Realty Trust — REIT	2,937	14
eHealth • ▼	1,461	24
EMC Insurance Group	349	8
Employers Holdings ▼	2,788	39
Encore Capital Group •	896	11
Enstar Group • ▼	407	24
Enterprise Bancorp ▼	308	4
Enterprise Financial Services	644	7
Entertainment Properties Trust — REIT ▼	2,131	58
Epoch Holdings ▼	774	7
Equity Lifestyle Properties — REIT	1,362	57
Equity One — REIT ▼	2,278	34
ESB Financial	560	8
Essa Bancorp	921	12
Evercore Partners, Class A	671	13
Extra Space Storage — REIT	5,268	46
Ezcorp •	2,633	33
F.N.B. ▼	6,231	48
Farmers Capital Bank ▼	391	8
FBL Financial Group, Class A ▼	927	9
FBR Capital Markets •	1,631	8
FCStone Group •	1,704	10
FelCor Lodging Trust — REIT ▼	3,945	9
Fifth Street Finance	1,565	16
Financial Federal ▼	1,451	29
Financial Institutions	638	9
First Acceptance • ▼	1,142	3
First Bancorp ▼	532	10
First Bancorp — North Carolina	836	15
First Bancorp of Puerto Rico ▼	4,898	15
First Busey ▼	1,583	10
First California Financial Group •	344	2
First Cash Financial Services •	1,400	26
First Commonwealth Financial	4,982	33

DESCRIPTION	SHARES	FAIR VALUE Ñ

First Community Bancshares — Nevada	608	$8
First Defiance Financial ▼	496	8
First Financial — Indiana ▼	709	23
First Financial Bancorp — Ohio	2,181	19
First Financial Bankshares ▼	1,269	67
First Financial Holdings	853	12
First Financial Northwest	1,239	10
First Financial Services	246	4
First Marblehead • ▼	3,748	7
First Merchants	1,226	10
First Mercury Financial • ▼	819	12
First Midwest Bancorp ▼	2,846	24
First of Long Island	329	8
First Potomac Realty Trust — REIT	1,528	14
First South Bancorp ▼	443	6
FirstBank, fractional share • ◙ ∞	0.29	—
FirstMerit	4,997	93
Flagstar Bancorp •	4,698	4
Flagstone Reinsurance Holdings	2,386	24
Flushing Financial ▼	1,560	17
Forestar Real Estate Group • ▼	2,186	28
Fox Chase Bancorp •	345	3
FPIC Insurance Group • ▼	524	18
Franklin Street Properties — REIT ▼	3,332	47
GAMCO Investors ▼	441	20
German American Bancorp ▼	675	12
Getty Realty — REIT ▼	1,252	28
GFI Group ▼	4,116	27
Glacier Bancorp ▼	3,751	58
Gladstone Capital ▼	1,286	13
Gladstone Commercial — REIT ▼	523	7
Gladstone Investment ▼	1,347	7
Glimcher Realty Trust — REIT	2,095	7
Gramercy Capital — REIT	2,598	4
Great Southern Bancorp ▼	612	13
Greenlight Capital • ▼	1,625	30
Guaranty Bancorp •	2,881	5
Hallmark Financial Services •	577	4
Hampton Roads Bankshares	1,125	6
Hancock Holding ▼	1,496	60
Harleysville Group ▼	815	25
Harleysville National ▼	2,488	14
Harris & Harris Group •	1,505	10
Hatteras Financial — REIT ▼	2,208	63
Healthcare Realty Trust — REIT ▼	3,420	66
Heartland Financial USA ▼	895	15
Hercules Technology Growth Capital	2,155	21
Heritage Financial	339	4
Hersha Hospitality Trust — REIT	2,702	7
Highwoods Properties — REIT ▼	4,319	111
Hilltop Holdings • ▼	2,517	30
Home Bancorp •	545	7
Home Bancshares	853	19
Home Federal Bancorp	1,019	12
Home Properties — REIT	1,935	69
Horace Mann Educators ▼	2,655	30
IBERIABANK	1,244	58
Independence Holdings	395	3
Independent Bank	1,275	27
Infinity Property & Casualty	921	38
Inland Real Estate — REIT	4,287	32
International Assets Holding •	263	5
International Bancshares	3,179	42
Investors Bancorp •	2,905	29
Investors Real Estate Trust — REIT ▼	3,339	31
IPC Holdings	3,278	95
iStar Financial — REIT • ▼	6,075	15
JMP Group	893	8
Kansas City Life Insurance ▼	248	8
KBW •	2,125	62
Kearny Financial	1,168	13

DESCRIPTION	SHARES	FAIR VALUE Ñ

Kentucky First Fed Bancorp	186	$3
K-Fed Bancorp	245	2
Kilroy Realty — REIT ▼	2,200	52
Kite Realty Group Trust — REIT	2,822	9
Knight Capital Group, Class A •	5,669	105
Kohlberg Capital	1,116	7
LaBranche •	3,377	13
Lakeland Bancorp	1,430	13
Lakeland Financial ▼	686	13
LaSalle Hotel Properties — REIT ▼	3,734	56
Legacy Bancorp ▼	450	6
Lexington Corporate Properties Trust — REIT	4,919	21
Life Partners Holdings ▼	403	9
LTC Properties — REIT	1,413	34
Maiden Holdings ▼	2,858	22
Main Street Capital	431	6
MainSource Financial Group	1,125	8
MarketAxess Holdings •	1,935	20
Max Capital Hamilton	3,309	66
MB Financial ▼	2,155	30
MCG Capital ▼	4,432	15
Meadowbrook Insurance Group ▼	3,503	28
Medallion Financial	806	6
Mercer Insurance Group	341	6
Merchants Bancshares ▼	291	7
Meridian Interstate Bancorp • ▼	580	5
Metro Bancorp • ▼	281	5
MF Global •	5,902	38
MFA Mortgage Investments — REIT	12,996	96
MGIC Investment ▼	7,628	50
Mid-America Apartment Communities — REIT	1,721	68
Midsouth Bancorp ▼	279	5
Mission West Properties — REIT	891	6
MoneyGram International •	5,033	11
Monmouth Real Estate Investment, Class A — REIT	1,106	7
Montpelier Holdings	5,407	85
Move • ▼	9,405	25
MVC Capital ▼	1,371	13
Nara Bancorp	1,397	8
NASB Financial ▼	288	8
National Bankshares ▼	422	11
National Financial Partners	2,676	20
National Health Investors — REIT ▼	1,569	49
National Interstate	266	5
National Penn Bancshares ▼	4,921	24
National Penn Bancshares, fractional share • ◙ ∞	0.50	—
National Retail Properties — REIT ▼	4,874	96
National Western Life Insurance, Class A ▼	151	20
Navigators Group •	650	32
NBT Bancorp ▼	1,990	46
Nelnet, Class A • ▼	1,175	17
NewAlliance Bancshares	6,347	78
Newstar Financial •	1,688	5
Northeast Community Bancorp	359	3
Northfield Bancorp ▼	1,067	13
Northrim Bancorp	387	6
NorthStar Realty Finance — REIT ▼	3,541	13
Northwest Bancorp ▼	957	20
Norwood Financial	115	4
NYMAGIC ▼	228	4
OceanFirst Financial ▼	479	6
Ocwen Financial • ▼	2,244	32
Ohio Valley Banc ▼	242	7
Old National Bancorp ▼	3,879	44
Old Point Financial	122	2
Old Second Bancorp ▼	757	4
Omega Healthcare Investors — REIT	4,763	80
One Liberty Properties, fractional share — REIT ∞	0.49	—
Oppenheimer Holdings ▼	576	16
optionsXpress Holdings	2,576	47
Oriental Financial Group ▼	1,477	21

DESCRIPTION	SHARES	FAIR VALUE Ñ

Oritani Financial ▼	704	$10
Orrstown Financial Services ▼	312	12
Pacific Capital Bancorp ▼	2,602	5
Pacific Continental	784	8
PacWest Bancorp	1,625	26
Park National ▼	641	41
Parkway Properties — REIT	1,221	17
Peapack-Gladstone Financial	474	9
PennantPark Investment	1,285	11
Penns Woods Bancorp	233	8
Pennsylvania Real Estate Investment Trust — REIT ▼	2,186	12
Penson Worldwide • ▼	1,190	14
Peoples Bancorp — Ohio	629	12
Peoples Financial	231	5
Phoenix Companies ▼	7,050	15
PICO Holdings • ▼	1,149	35
Pinnacle Financial Partners • ▼	2,002	31
Piper Jaffray Companies • ▼	1,201	55
Platinum Underwriters Holdings	3,092	104
PMA Capital •	1,906	11
PMI Group ▼	4,759	11
Porter Bancorp ▼	164	3
Post Properties — REIT	2,471	35
Potlatch — REIT	2,423	72
PremierWest Bancorp	1,321	5
Presidential Life	1,519	14
Primus Guaranty •	1,293	4
PrivateBancorp	2,129	53
ProAssurance • ▼	1,994	101
Prospect Capital	2,517	25
Prosperity Bancshares ▼	2,812	94
Provident Financial Services	3,471	41
Provident New York Bancorp	2,388	23
Prudential Bancorp	245	3
PS Business Parks — REIT	939	49
Pzena Investment Management	470	3
QC Holdings	209	1
Radian Group	4,994	17
RAIT Financial Trust — REIT ▼	3,958	5
Ramco-Gershenson Properties Trust — REIT	1,374	12
Redwood Trust — REIT	4,726	77
Renasant ▼	1,227	18
Republic Bancorp — Kentucky, Class A ▼	604	15
Republic First Bancorp •	437	3
Resource Capital — REIT	1,110	4
Rewards Network •	389	5
Riskmetrics Group • ▼	1,342	24
RLI	1,119	55
Rockville Financial ▼	499	6
Roma Financial ▼	476	6
S&T Bancorp ▼	1,436	20
Safety Insurance Group	946	31
Sanders Morris Harris Group ▼	1,098	6
Sandy Spring Bancorp ▼	1,003	16
Santander Bancorp ▼	259	2
Saul Centers — REIT	672	23
SCBT Financial	741	19
SeaBright Insurance Holdings •	1,197	12
Selective Insurance Group	3,182	48
Shore Bancshares	512	10
Sierra Bancorp	410	6
Signature Bank •	2,158	64
Simmons First National, Class A	854	26
Smithtown Bancorp ▼	893	10
South Financial Group	9,740	16
Southside Bancshares	783	18
Southwest Bancorp — Oklahoma	917	9
Sovran Self Storage — REIT	1,271	34
State Auto Financial	956	17
State Bancorp	777	7
StellarOne ▼	1,384	20

DESCRIPTION	SHARES	FAIR VALUE Ñ

Sterling Bancorp	1,304	$11
Sterling Bancshares ▼	5,023	41
Sterling Financial — Washington ▼	3,195	9
Stewart Information Services ▼	987	14
Stifel Financial •	1,669	83
Strategic Hotels & Resorts — REIT ▼	4,166	5
Suffolk Bancorp	629	19
Sun Bancorp — New Jersey •	1,087	5
Sun Communities — REIT ▼	1,465	22
Sunstone Hotel Investors — REIT	4,585	25
Susquehanna Bancshares ▼	5,259	28
SVB Financial Group • ▼	2,011	71
SWS Group	1,467	20
SY Bancorp	841	21
Tanger Factory Outlet Centers — REIT ▼	2,244	80
Tejon Ranch •	635	17
Teton Advisors •	6	—
Texas Capital Bancshares • ▼	2,172	36
Thomas Weisel Partners Group •	1,177	5
TICC Capital ▼	2,121	10
Tompkins Trustco	503	22
Tower Bancorp ▼	212	7
Tower Group	2,467	62
Townebank Portsmouth	1,208	16
TradeStation Group •	2,031	15
Tree.com •	391	4
Triangle Capital	679	7
TriCo Bancshares ▼	872	14
TrustCo Bank Corporation of New York	4,401	28
Trustmark ▼	3,499	70
UCBH Holdings ▼	7,345	9
UMB Financial	1,963	82
UMH Properties — REIT	534	5
Umpqua Holdings	3,520	34
Union Bankshares ▼	934	14
United American Indemnity • ▼	2,038	11
United Bankshares ▼	2,328	47
United Capital • ▼	101	2
United Community Banks • ▼	2,624	18
United Community Financial, fractional share • ∞	0.91	—
United Financial Bancorp	965	13
United Fire & Casualty	1,323	22
United Security Bancshares	366	9
Universal American Financial •	2,383	22
Universal Health Realty Income Trust — REIT	866	30
Universal Insurance Holdings	805	4
Univest Corporation of Pennsylvania ▼	849	22
Urstadt Biddle Properties, Class A	1,658	26
US Global Investors ▼	741	9
U-Store-It Trust — REIT	3,042	15
Viewpoint Financial	609	8
Virtus Investment Partners •	353	6
Walter Investment Management — REIT •	1,089	15
Washington Banking ▼	581	5
Washington Real Estate Investment Trust — REIT	3,413	87
Washington Trust Bancorp ▼	789	14
Waterstone Financial •	389	2
Webster Financial	3,222	36
WesBanco ▼	1,463	24
West Bancorp ▼	945	6
Westamerica Bancorporation ▼	1,687	88
Western Alliance Bancorp •	2,796	19
Westfield Financial	1,724	17
Westwood Holdings	342	13
Wilber	354	4
Wilshire Bancorp	1,310	10
Winthrop Realty Trust — REIT	624	6
Wintrust Financial	1,461	38
World Acceptance • ▼	950	23
WSFS Financial	373	10
Yadkin Valley Financial ▼	891	6

DESCRIPTION	SHARES	FAIR VALUE Ñ

Zenith National Insurance	2,178	$52

		9,752

Healthcare — 13.5%
Abaxis • ▼	1,335	36
ABIOMED • ▼	1,993	15
Accuray •	2,418	17
Acorda Therapeutics •	2,319	59
Acura Pharmaceuticals • ▼	442	3
Adolor •	2,497	4
Affymax • ▼	841	16
Affymetrix •	4,311	38
Air Methods •	647	19
Akorn •	3,092	4
Albany Molecular Research •	1,421	14
Align Technology • ▼	3,470	38
Alkermes •	5,764	59
Alliance Imaging •	1,601	8
Allied Healthcare International •	2,743	7
Allos Therapeutics • ▼	3,803	31
Almost Family •	437	14
Alnylam Pharmaceuticals • ▼	2,197	51
Alphatec Holdings •	1,827	7
AMAG Pharmaceuticals • ▼	1,039	47
Amedisys •	1,667	75
America Service Group •	504	9
American Caresource Holding •	646	3
American Dental Partners •	789	10
American Medical Systems •	4,502	69
AMERIGROUP • ▼	3,138	77
AMICAS •	2,147	6
Amicus Therapeutics • ▼	924	11
AMN Healthcare Services • ▼	1,944	14
Amsurg, Class A •	1,869	39
Analogic ▼	780	30
AngioDynamics • ▼	1,490	19
Ardea Biosciences •	813	16
Arena Pharmaceuticals •	5,630	29
Ariad Pharmaceuticals • ▼	5,060	10
ArQule • ▼	2,524	15
Array BioPharma •	2,934	11
Aryx Therapeutics •	1,269	4
Aspect Medical Systems •	1,062	7
Assisted Living Concepts, Class A •	638	9
Athenahealth • ▼	2,043	75
Atrion	81	11
ATS Medical •	2,890	10
Auxilium Pharmaceuticals • ▼	2,604	81
AVANIR Pharmaceuticals •	3,702	8
AVI BioPharma • ▼	4,690	11
BioCryst Pharmaceuticals •	1,307	12
Biodel •	928	5
BioDelivery Sciences International •	575	3
Biomimetic Therapeutics •	777	8
Bio-Reference Laboratories •	723	23
BioScrip •	2,551	15
Biospecifics Technologies • ▼	236	6
BMP Sunstone •	1,974	10
Bovie Medical • ▼	1,039	9
Bruker BioSciences • ▼	3,341	34
Cadence Pharmaceuticals • ▼	1,557	19
Cantel Medical • ▼	726	11
Capital Senior Living •	1,382	7
Caraco Pharmaceutical Laboratories •	907	3
Cardiac Science •	1,054	4
Cardionet •	1,449	10
Cardiovascular Systems • ▼	548	5
Cardium Therapeutics • ▼	2,373	5
Catalyst Health Solutions •	2,237	58
Celera •	4,990	30
Cell Therapeutics • ▼	32,581	48

DESCRIPTION	SHARES	FAIR VALUE Ñ

Celldex Therapeutics •	874	$7
Centene •	2,544	49
Cepheid • ▼	3,533	37
Chelsea Therapeutics International •	1,444	7
Chemed	1,345	59
Chindex International • ▼	812	11
Clarient • ▼	1,823	7
Clinical Data • ▼	657	10
Computer Programs & Systems ▼	538	21
Conceptus • ▼	1,861	31
CONMED •	1,679	29
Continucare • ▼	1,786	5
Cornerstone Therapeutics •	398	4
Corvel • ▼	482	12
Cross Country Healthcare •	1,784	15
CryoLife •	1,618	8
Cubist Pharmaceuticals • ▼	3,514	70
Curis • ▼	3,882	5
Cutera • ▼	811	7
Cyberonics • ▼	1,667	28
Cynosure •	518	5
Cypress Bioscience • ▼	2,320	20
Cytokinetics •	2,526	7
Cytori Therapeutics • ▼	1,651	5
Delcath Systems •	1,383	4
DepoMed •	2,969	11
DexCom •	2,800	18
Discovery Laboratories • ▼	7,301	3
Durect •	5,012	12
Dyax • ▼	3,434	13
Eclipsys •	3,425	62
Electro Optical Sciences •	1,076	8
Emergency Medical Services •	576	23
Emergent Biosolutions •	995	14
Emeritus •	1,144	13
Endologix •	2,676	13
Ensign Group	671	11
Enteromedics •	929	3
Enzo Biochem •	1,884	10
Enzon •	2,762	22
eResearchTechnology • ▼	2,513	14
ev3 •	4,322	53
Exactech •	442	6
Exelixis • ▼	6,492	35
Facet Biotech •	1,498	13
Genomic Health •	816	14
Genoptix •	1,028	32
Gentiva Health Services • ▼	1,765	38
Geron • ▼	5,430	44
Greatbatch • ▼	1,414	31
GTx • ▼	1,164	12
Haemonetics •	1,495	88
Halozyme Therapeutics •	3,830	27
Hanger Orthopedic Group •	1,791	25
Hansen Medical •	1,415	6
Harvard Bioscience •	1,497	6
Health Grades •	1,449	7
Healthsouth •	5,384	78
Healthspring • ▼	2,986	38
Healthways •	2,044	30
Heartware International • ▼	284	6
Hemispherx Biopharma • ▼	6,749	14
Hi-Tech Pharmaceutical •	494	8
HMS Holdings • ▼	1,577	61
Home Diagnostics •	705	5
Human Genome Sciences • ▼	8,280	118
ICU Medical •	775	30
Idenix Pharmaceuticals •	1,726	7
Idera Pharmaceuticals • ▼	1,318	8
I-Flow •	1,328	10
Immucor • ▼	4,295	72

DESCRIPTION	SHARES	FAIR VALUE Ñ

ImmunoGen •	3,116	$27
Immunomedics • ▼	3,800	16
Impax Laboratories •	3,700	28
Incyte •	4,431	23
Indevus Pharmaceuticals, escrow shares • ◙ ∞	4,270	—
Infinity Pharmaceuticals •	1,093	9
Insmed •	7,622	8
Inspire Pharmaceuticals •	2,456	12
Insulet • ▼	1,587	11
Integra LifeSciences •	1,149	36
InterMune •	2,330	36
Invacare	1,865	38
inVentiv Health •	2,040	31
IPC The Hospitalist •	982	27
IRIS International •	1,070	11
Isis Pharmaceuticals • ▼	5,679	104
ISTA Pharmaceuticals •	2,026	10
Javelin Pharmaceuticals • ▼	2,712	5
Kendle International •	905	11
Kensey Nash • ▼	597	17
Kindred Healthcare •	2,379	33
K-V Pharmaceutical, Class A • ▼	2,272	5
Lannett •	616	5
LCA-Vision •	1,003	6
Lexicon Pharmaceuticals • ▼	4,706	6
LHC Group •	925	27
Life Sciences Research •	474	4
Ligand Pharmaceuticals •	6,909	20
Luminex • ▼	2,526	45
Magellan Health Services •	2,130	69
Mako Surgical • ▼	797	7
MannKind • ▼	3,212	26
Map Pharmaceuticals •	424	4
Martek Biosciences ▼	2,021	47
Masimo •	3,094	76
Matrixx Initiatives •	576	3
Maxygen •	1,542	12
Medarex •	7,839	124
MedAssets •	2,405	45
MedCath •	863	10
Medical Action Industries •	864	11
Medical Properties Trust — REIT ▼	4,670	33
Medicines • ▼	3,217	26
Medicis Pharmaceutical, Class A	3,588	61
Medivation •	1,750	43
Merge Healthcare •	1,582	6
Meridian Bioscience	2,470	54
Merit Medical Systems •	1,703	31
Metabolix • ▼	1,183	11
Metropolitan Health Networks • ▼	2,463	6
Micromet • ▼	2,594	17
Micrus Endovascular •	905	8
Middlebrook Pharmaceutical •	1,944	3
Mine Safety Appliances	1,803	51
Molecular Insight Pharmaceuticals • ▼	1,029	6
Molina Healthcare •	813	18
Momenta Pharmaceuticals • ▼	2,146	23
MWI Veterinary Supply •	657	25
Myriad Pharmaceuticals •	1,399	7
NABI Biopharmaceuticals •	3,583	9
Nanosphere •	699	5
National Healthcare ▼	471	18
National Research	97	2
Natus Medical •	1,707	23
Nektar Therapeutics •	5,645	40
Neogen •	783	23
Neurocrine Biosciences •	2,234	7
NeurogesX •	630	5
Nighthawk Radiology Holdings •	1,393	7
Novamed • ▼	1,218	6
Novavax • ▼	3,772	16

DESCRIPTION	SHARES	FAIR VALUE Ñ

Noven Pharmaceuticals •	1,443	$24
NPS Pharmaceuticals •	2,745	11
Nutraceutical International •	664	8
NuVasive • ▼	2,223	92
NxStage Medical • ▼	1,462	8
Obagi Medical Products •	963	7
Odyssey Healthcare • ▼	2,106	25
Omnicell •	1,846	23
Oncogenex Pharmaceuticals •	244	7
Onyx Pharmaceuticals •	3,469	125
Opko Health •	2,603	6
Optimer Pharmaceuticals • ▼	1,747	25
OraSure Technologies •	2,623	7
Orexigen Therapeutics • ▼	1,087	9
Orthofix International • ▼	1,043	29
Orthovita • ▼	3,880	25
Osiris Therapeutics •	1,022	12
Owens & Minor	2,539	112
Oxigene •	1,660	2
Pain Therapeutics •	2,014	9
Palomar Medical Technologies • ▼	1,061	16
Par Pharmaceutical Companies • ▼	2,026	33
PAREXEL •	3,508	54
PDL BioPharma	7,285	60
Pharmasset • ▼	1,276	20
Pharmerica • ▼	1,860	39
Poniard Pharmaceuticals •	1,405	10
POZEN •	1,514	12
Progenics Pharmaceutical •	1,548	9
Protalix Biotherapeutics •	2,109	15
PSS World Medical •	3,629	73
Psychiatric Solutions •	3,430	93
Questcor Pharmaceuticals • ▼	3,500	20
Quidel •	1,638	24
Radnet •	1,779	5
Regeneron Pharmaceuticals •	3,843	82
RehabCare Group • ▼	1,122	27
Repligen •	1,819	10
Repros Therapeutics •	576	1
Res-Care • ▼	1,442	23
Rigel Pharmaceuticals • ▼	2,239	19
Rochester Medical •	610	8
Rockwell Medical Technologies •	861	8
RTI Biologics •	3,126	14
Salix Pharmaceuticals •	2,798	34
Sangamo BioSciences • ▼	2,507	14
Santarus • ▼	3,161	10
Savient Pharmaceuticals • ▼	3,709	58
Sciclone Pharmaceuticals • ▼	2,178	8
Seattle Genetics •	4,367	53
Sequenom • ▼	3,729	21
SIGA Technologies • ▼	1,580	12
Sirona Dental Systems •	1,046	27
Skilled Healthcare Group, Class A •	1,215	10
Somanetics •	711	10
SonoSite •	1,016	24
Spectranetics •	1,872	10
Spectrum Pharmaceuticals •	1,996	13
StemCells • ▼	6,293	11
Stereotaxis • ▼	1,731	8
STERIS	3,565	100
Stewart Enterprises, Class A	5,516	27
Sucampo Pharmaceuticals •	656	4
Sun Healthcare Group •	2,658	26
Sunrise Senior Living •	2,630	6
SuperGen •	3,603	10
SurModics • ▼	939	21
Symmetry Medical •	2,063	18
Synovis Life Technologies •	676	10
Synta Pharmaceuticals •	908	2
Theravance • ▼	3,250	49

DESCRIPTION	SHARES	FAIR VALUE Ñ

Thoratec •	3,443	$87
TomoTherapy •	2,812	9
TranS1 •	662	4
Transcend Services •	382	5
Triple-S Management • ▼	1,253	21
U.S. Physical Therapy •	644	11
Utah Medical Products	195	6
Vanda Pharmaceuticals • ▼	1,626	25
Varian •	1,718	87
Vascular Solutions •	987	8
Vical • ▼	2,026	7
ViroPharma •	4,720	35
Virtual Radiologic •	380	4
Vital Images •	972	13
Vivus • ▼	4,251	31
Volcano •	2,946	45
WellCare Health Plans •	2,575	57
West Pharmaceutical Services ▼	1,997	73
Wright Medical Group •	2,320	32
XenoPort • ▼	1,666	34
Young Innovations	332	8
Zoll Medical •	1,285	24
ZymoGenetics • ▼	2,321	13

		7,217

Industrials — 14.7%
3D Systems • ▼	1,044	8
A.O. Smith	1,338	52
AAON	780	15
AAR •	2,360	45
ABM Industries	2,803	59
ACCO Brands •	3,327	15
Aceto	1,511	11
Actuant, Class A	3,709	48
Acuity Brands ▼	2,496	74
Administaff	1,305	33
Advanced Battery Technologies • ▼	2,974	13
Advisory Board •	929	24
AeroVironment •	810	23
Air Transport Services Group • ▼	3,389	11
Aircastle	2,861	21
AirTran Holdings • ▼	7,314	53
Alamo Group ▼	388	5
Alaska Air Group •	2,220	51
Albany International, Class A	1,727	24
Allegiant Travel • ▼	936	41
Altra Holdings •	1,627	14
Amerco •	524	23
American Commercial Lines •	509	8
American Ecology	1,107	18
American Railcar Industries	529	4
American Reprographics • ▼	2,118	18
American Science & Engineering ▼	560	39
American Superconductor • ▼	2,647	85
American Woodmark	760	18
Ameron International ▼	538	40
Ampco-Pittsburgh	485	11
Amrep •	117	1
Apogee Enterprises ▼	1,682	25
Applied Industrial Technology	2,577	57
Applied Signal Technology ▼	793	20
Argon ST •	789	15
Arkansas Best ▼	1,543	44
Ascent Solar Technologies •	949	7
Asset Acceptance Capital • ▼	966	7
Astec Industries • ▼	1,104	30
Astronics •	564	6
Atlas Air Worldwide Holdings •	1,043	26
Avis Budget Group • ▼	6,207	53
Axsys Technologies •	585	31
AZZ • ▼	741	29

DESCRIPTION	SHARES	FAIR VALUE Ñ

Badger Meter	904	$33
Baldor Electric	2,840	73
Barnes Group	2,782	39
Barrett Business Services	467	5
Beacon Roofing Supply •	2,749	46
BlueLinx Holdings •	708	3
Bowne & Company	1,600	13
Brady, Class A ▼	2,921	86
Briggs & Stratton ▼	3,038	52
Broadwind Energy • ▼	1,914	20
Builders FirstSource • ▼	897	5
CAI International •	593	4
Cascade ▼	547	13
CBIZ •	2,501	16
CDI	722	9
Celadon Group •	1,347	12
Cenveo • ▼	2,847	14
Ceradyne •	1,532	28
Chart Industries •	1,732	33
Chase	371	4
China BAK Battery •	3,097	10
China Precision Steel • ▼	1,888	6
China Security & Surveillance Technology • ▼	1,993	18
CIRCOR International ▼	1,035	24
CLARCOR	3,105	103
Clean Harbors •	1,158	60
Colfax •	1,440	14
Columbus McKinnon •	1,161	17
Comfort Systems USA ▼	2,319	27
COMSYS IT Partners •	932	7
Consolidated Graphics •	580	11
Cornell •	673	12
Corporate Executive Board	2,079	39
CoStar Group • ▼	1,135	42
CPI ▼	306	6
CRA International • ▼	658	18
Cubic	953	37
Curtiss-Wright	2,758	91
Deluxe	2,996	47
Diamond Management & Technology Consultation ▼	1,454	8
Digitalglobe •	898	16
Dollar Thrifty Automotive • ▼	1,322	22
Ducommun	619	11
Duff & Phelps, Class A	989	18
DXP Enterprises •	650	7
Dycom Industries •	2,347	30
Dynamex •	632	10
Dynamic Materials	783	13
DynCorp International •	1,586	32
Eagle Bulk Shipping ▼	2,869	16
Eastern ▼	363	6
Electro Rent	1,187	11
EMCOR Group •	3,947	95
Encore Wire ▼	1,198	26
Ener1 •	2,914	19
Energy Conversion Devices • ▼	2,789	40
Energy Recovery • ▼	2,046	14
EnergySolutions	4,605	40
EnerSys •	2,461	49
ENGlobal • ▼	1,526	7
Ennis ▼	1,649	24
EnPro Industries • ▼	1,240	22
ESCO Technologies •	1,598	66
Esterline Technologies •	1,810	51
Evergreen Solar • ▼	11,453	24
Exponent • ▼	760	20
Federal Signal	2,969	26
First Advantage •	656	11
First Industrial Realty Trust — REIT ▼	2,577	11
Flanders • ▼	871	6
Flow International •	2,104	4

DESCRIPTION	SHARES	FAIR VALUE Ñ

Force Protection •	4,329	$22
Forward Air ▼	1,752	41
Franklin Covey •	777	5
Franklin Electric	1,406	46
FreightCar America ▼	728	15
FuelCell Energy •	3,988	16
Fuel-Tech •	1,106	10
Furmanite •	2,118	10
Fushi Copperweld •	964	8
G&K Services, Class A ▼	1,085	25
Genco Shipping & Trading ▼	1,571	38
GenCorp •	3,216	8
Genesee & Wyoming, Class A •	1,998	55
Geo Group •	3,117	56
GeoEye • ▼	1,132	28
Global Cash Access Holdings • ▼	2,463	22
Gorman-Rupp ▼	841	19
GP Strategies •	962	7
Graham	871	12
Granite Construction ▼	2,089	71
Great Lakes Dredge & Dock ▼	2,316	13
Greenbrier Companies	1,363	14
Griffon • ▼	3,137	30
GT Solar International •	1,920	12
H & E Equipment Services • ▼	1,665	18
Harbin Electric • ▼	691	11
Hawaiian Holdings • ▼	3,147	20
Hawk •	334	5
Healthcare Services Group Inc. ▼	2,517	47
Heartland Express ▼	3,006	46
HEICO ▼	1,408	52
Heidrick & Struggles International ▼	1,035	21
Heritage Crystal Clean •	156	2
Herley Industries •	826	10
Herman Miller ▼	3,263	54
Hexcel •	5,887	60
Hill International • ▼	1,516	7
HNI ▼	2,737	61
Horizon Lines, Class A	1,806	9
Houston Wire & Cable	1,077	12
Hub Group •	2,265	49
Hurco •	361	7
Huron Consulting Group •	1,313	58
ICF International •	538	14
ICT Group •	489	5
II-VI •	1,517	36
InnerWorkings •	1,714	9
Insituform Technologies, Class A • ▼	2,275	42
Insteel Industries	1,068	11
Integrated Electrical Services •	430	4
Interline Brands •	1,979	33
International Shipholding	327	9
Jackson Hewitt Tax Service	1,666	10
JetBlue Airways • ▼	14,043	72
John Bean Technologies	1,680	23
Kadant •	780	9
Kaman	1,563	30
Kaydon	1,992	65
Kelly Services, Class A	1,526	18
Kenexa •	1,369	17
Kforce •	1,730	17
Knight Transportation ▼	3,302	60
Knoll	2,837	28
Korn/Ferry International •	2,699	38
K-Tron International •	151	13
KVH Industries •	852	7
LaBarge •	769	8
Ladish •	924	10
Lawson Products	212	4
Layne Christensen •	1,186	28
LB Foster •	628	19

DESCRIPTION	SHARES	FAIR VALUE Ñ

Learning Tree International • ▼	485	$5
Lindsay Manufacturing ▼	751	27
LMI Aerospace •	508	5
LSI Industries	1,050	7
M & F Worldwide •	711	14
Mac-Gray •	698	9
Marten Transport •	1,002	18
MasTec •	3,177	33
McGrath Rentcorp	1,446	28
Mercury Computer Systems •	1,332	15
Met Pro	816	9
Metalico •	1,649	7
Michael Baker •	479	20
Microvision • ▼	3,986	14
Middleby •	1,053	51
Miller Industries •	984	9
Mobile Mini •	2,162	35
Moog, Class A •	2,596	70
Mueller Industries	2,157	51
Mueller Water Products, Class A	7,052	27
Multi Color	606	9
Myr Group •	1,051	19
NACCO Industries, Class A	345	15
Navigant Consulting •	3,043	36
NCI Building Systems • ▼	1,105	4
Nordic American Tanker Shipping ▼	2,573	79
Nordson	2,048	92
North American Galvanizing & Coating •	774	4
Odyssey Marine Exploration • ▼	3,044	6
Old Dominion Freight Line •	1,696	60
Omega Flex	170	3
On Assignment •	2,076	9
Orbital Sciences •	3,403	46
Orion Energy Systems •	1,064	4
Orion Marine Group • ▼	1,316	29
Pacer International	1,963	5
Patriot Transportation Holdings • ▼	88	7
Perma-Fix Environmental Services •	3,294	9
PHH •	3,316	61
Pike Electric •	918	10
PMFG •	797	9
Polypore International •	1,381	17
Portec Rail Products	406	4
Portfolio Recovery Associates • ▼	884	41
Powell Industries •	474	17
Power-One • ▼	4,339	6
Powersecure International •	1,047	6
Preformed Line Products	147	5
Pre-Paid Legal Services •	482	23
Primoris Services	498	4
Princeton Review •	725	4
Quanex Building Products	2,174	26
Raven Industries ▼	937	27
RBC Bearings •	1,324	31
Regal-Beloit	2,184	101
Republic Airways Holdings •	1,973	10
Resources Connection • ▼	2,737	41
Robbins & Myers	1,643	34
Rollins	2,674	49
RSC Holdings • ▼	2,990	24
Rush Enterprises • ▼	1,953	26
Saia •	824	15
Schawk	1,017	7
School Specialty • ▼	1,092	24
Simpson Manufacturing ▼	2,324	66
SkyWest	3,393	43
Smartheat •	406	3
Sotheby’s Holdings, Class A ▼	4,084	62
Spherion •	3,096	17
Standard Parking • ▼	454	8
Standard Register	918	3

DESCRIPTION	SHARES	FAIR VALUE Ñ

Standex International	726	$9
Stanley •	700	21
Steelcase, Class A	4,354	32
Sterling Construction •	805	13
Sun Hydraulics ▼	756	13
TAL International Group ▼	819	9
Taleo, Class A •	1,905	33
TBS International • ▼	817	7
Team •	1,148	17
Tecumseh Products, Class A •	1,126	9
Teledyne Technologies •	2,198	72
Teletech Holdings •	2,217	37
Tennant	1,136	25
Tetra Tech •	3,673	111
Textainer Group Holdings	520	6
The Provident Service •	748	8
Titan International	2,146	16
Titan Machinery •	1,057	13
Todd Shipyards	351	6
Tredegar	1,802	26
Trex • ▼	940	15
Trimas • ▼	819	4
Triumph Group	1,016	41
TrueBlue •	2,577	33
Tutor Perini • ▼	1,779	33
Twin Disc	485	4
UAL •	8,369	34
Ultralife Batteries •	681	4
Ultrapetrol Bahamas • ▼	1,411	6
United Rentals •	3,666	27
United Stationers •	1,445	67
Universal Forest Products	1,169	52
Universal Technical Institute • ▼	1,313	21
Universal Truckload Services	334	5
US Airways Group •	7,652	22
USA Truck •	474	7
Valence Technology • ▼	3,116	6
Viad	1,214	21
Vicor ▼	1,136	9
Volt Information Sciences •	843	7
VSE	217	6
Waste Services •	1,453	7
Watsco	1,455	76
Watson Wyatt Worldwide, Class A	2,600	97
Watts Water Technologies, Class A	1,784	47
Werner Enterprises ▼	2,483	45
Willis Lease Finance •	288	4
Woodward Governor	3,677	72
YRC Worldwide • ▼	3,625	5

		7,852

Information Technology — 18.1%
3Com •	23,626	89
3PAR • ▼	1,675	16
Acacia Research •	1,949	15
Accelrys •	1,452	9
ACI Worldwide •	2,137	32
Acme Packet • ▼	2,370	24
Actel •	1,481	17
ActivIdentity • ▼	2,794	7
Actuate •	2,949	15
Acxiom	4,140	40
Adaptec •	7,428	20
ADC Telecommunications •	5,892	43
ADTRAN ▼	3,268	79
Advanced Analogic Technologies •	2,475	12
Advanced Energy Industries •	1,848	22
Advent Software • ▼	963	35
Agilysys	1,320	6
Airvana •	1,529	9
American Software, Class A	1,221	8

DESCRIPTION	SHARES	FAIR VALUE Ñ

Amkor Technology •	6,663	$42
ANADIGICS •	3,667	15
Anaren •	948	17
Anixter International •	1,815	62
Applied Micro Circuits • ▼	3,749	32
Arcsight •	1,123	21
Ariba •	5,329	56
Arris Group •	7,555	92
Art Technology Group •	7,491	28
AsiaInfo Holdings •	2,015	39
Atheros Communications • ▼	3,724	93
ATMI •	1,880	34
Audiovox •	1,015	8
Avid Technology •	1,754	21
Avocent • ▼	2,602	40
Bankrate • ▼	746	21
Bel Fuse	690	13
Belden	2,840	50
Benchmark Electronics •	3,924	62
Black Box	1,069	29
Blackbaud ▼	2,601	49
Blackboard •	1,931	66
Blue Coat Systems •	2,409	45
Bottomline Technologies •	1,529	16
Brightpoint •	2,900	17
Brooks Automation • ▼	3,922	23
Cabot Microelectronics •	1,365	46
CACI International, Class A •	1,765	82
Callidus Software •	1,633	4
Cass Information Systems ▼	502	17
Cavium Networks • ▼	2,211	42
Ceva • ▼	1,180	10
Checkpoint Systems •	2,307	40
China Fire & Security Group •	855	13
China Information Security Technology • ▼	1,646	6
China TransInfo Technology •	528	3
Chordiant Software • ▼	1,758	7
CIBER • ▼	4,191	14
Cirrus Logic • ▼	3,979	21
Cogent •	2,602	30
Cognex	2,364	39
Cogo Group • ▼	1,539	10
Coherent • ▼	1,374	27
Cohu	1,342	16
Communications Systems	382	5
CommVault Systems •	2,487	43
Compellent Technologies • ▼	1,026	16
Computer Task Group •	912	6
comScore •	1,315	20
Comtech Telecommunications •	1,716	55
Comverge •	1,270	17
Concur Technologies • ▼	2,526	87
Constant Contact • ▼	1,462	33
CPI International •	532	5
Cray •	2,085	17
CSG Systems International • ▼	1,970	33
CTS ▼	2,059	17
CyberSource •	4,214	73
Cymer •	1,765	60
Daktronics ▼	1,908	16
DDi •	874	4
DealerTrack Holdings • ▼	2,386	47
Deltek •	988	6
DemandTec • ▼	1,200	11
Dice Holdings •	873	4
Digi International •	1,500	15
Digital River •	2,328	82
Diodes • ▼	1,945	36
Dionex •	1,066	70
Divx •	1,978	12
Double-Take Software •	1,005	9

DESCRIPTION	SHARES	FAIR VALUE Ñ

DSP Group •	1,288	$11
DTS •	1,036	28
Dynamics Research •	526	6
EarthLink • ▼	6,430	54
Ebix • ▼	375	16
Echelon •	1,979	17
Electro Scientific Industries •	1,628	21
Electronics for Imaging •	3,022	34
eLoyalty •	399	4
Emcore • ▼	4,591	6
EMS Technologies • ▼	948	21
Emulex •	5,058	46
EnerNOC •	724	22
Entegris •	6,643	25
Entropic Communications • ▼	3,219	10
Epicor Software • ▼	3,787	23
EPIQ Systems • ▼	2,056	33
ePlus •	224	4
Euronet Worldwide • ▼	2,966	62
Exar •	2,107	15
Exlservice Holdings • ▼	911	12
Extreme Networks • ▼	5,416	12
Fair Isaac ▼	2,979	57
FalconStor Software • ▼	2,102	11
FARO Technologies •	970	17
FEI •	2,280	56
FormFactor • ▼	3,005	69
Forrester Research •	959	22
Gartner, Class A •	3,612	62
Globecomm Systems • ▼	1,181	9
GSE Systems •	974	8
GSI Technology •	1,124	4
Hackett Group • ▼	2,232	7
Harmonic •	5,834	40
Harris Stratex Networks, Class A •	3,598	25
Heartland Payment Systems	2,285	24
Hittite Microwave •	1,306	46
Hughes Communications •	543	14
i2 Technologies •	910	12
iBasis •	1,722	3
ICx Technologies •	743	4
iGATE	1,395	10
Imation	1,669	15
Imergent	477	3
Immersion •	1,723	7
Infinera •	5,397	37
Infogroup •	1,938	12
Informatica •	5,148	95
Information Services Group • ▼	1,448	5
Infospace •	1,925	14
Innodata Isogen •	1,307	7
Integral Systems • ▼	987	7
Intellon •	1,298	6
Interactive Intelligence •	784	13
Interdigital •	2,637	78
Intermec •	3,782	52
Internap Network Services • ▼	3,097	9
Internet Brands •	1,672	13
Internet Capital Group •	2,167	16
Intevac •	1,269	15
iPass •	3,071	5
IPG Photonics • ▼	1,409	15
Isilon Systems • ▼	1,390	7
Ixia •	2,304	17
IXYS	1,367	11
J2 Global Communications •	2,583	62
Jack Henry & Associates	5,110	110
JDA Software •	1,496	31
Keynote Systems •	750	8
Kopin •	4,011	16
Kulicke & Soffa •	3,540	21

DESCRIPTION	SHARES	FAIR VALUE Ñ

L-1 Identity Solutions •	4,562	$36
Landauer	548	37
Lattice Semiconductor •	6,542	14
Lawson Software •	8,385	50
Limelight Networks •	2,004	8
Lionbridge Technologies •	3,500	8
Liquidity Services •	916	11
Littelfuse •	1,324	31
Liveperson • ▼	2,517	10
LoopNet •	1,613	13
Loral Space & Communications •	678	14
Manhattan Associates •	1,444	27
ManTech International •	1,335	71
Marchex	1,536	7
MAXIMUS	1,026	44
Maxwell Technologies •	1,368	19
Measurement Specialties •	859	7
MedQuist	558	5
Memsic •	946	4
Mentor Graphics •	5,740	40
MercadoLibre • ▼	1,576	45
Methode Electronics, Class A	2,226	17
Micrel	2,775	22
Microsemi •	4,806	66
MicroStrategy •	525	32
Microtune •	3,089	6
MIPS Technologies, Class A •	2,744	10
MKS Instruments •	3,006	58
ModusLink Global Solutions •	2,814	20
Monolithic Power Systems •	2,066	46
Monotype Imaging Holdings •	1,322	10
MPS Group •	5,465	47
MSC.Software • ▼	2,633	19
MTS Systems	1,020	24
Multi-Fineline Electronix •	600	14
NCI • ▼	397	13
Ness Technologies •	2,361	13
Net 1 UEPS Technologies •	2,718	46
Netezza •	2,876	26
NETGEAR •	2,056	35
Netlogic Microsystems •	1,102	44
NetScout Systems •	1,714	17
NetSuite • ▼	1,018	12
Network Equipment Technologies •	1,779	10
Neutral Tandem •	2,002	62
Newport •	2,109	16
NIC	3,074	23
Novatel Wireless •	1,844	17
NVE • ▼	272	15
Omniture • ▼	4,121	56
OmniVision Technologies •	3,081	41
Online Resources •	1,689	11
Opentable • ▼	184	5
OpenTV • ▼	4,877	7
Openwave Systems •	5,081	13
Oplink Communications •	1,249	16
OPNET Technologies	715	7
Opnext •	1,511	3
OSI Systems • ▼	966	19
OYO Geospace •	247	6
Palm • ▼	8,407	132
PAR Technology •	495	3
Parametric Technology •	7,066	91
Park Electrochemical	1,183	28
ParkerVision • ▼	1,791	5
PC Connection • ▼	476	3
PC-Tel •	1,161	8
Pegasystems	915	26
Perficient •	1,791	13
Pericom Semiconductor •	1,543	15
Perot Systems, Class A •	5,068	81

DESCRIPTION	SHARES	FAIR VALUE Ñ

Pervasive Software •	936	$5
Phase Forward •	2,631	37
Phoenix Technologies •	1,690	6
Photronics • ▼	2,443	12
Plantronics	2,981	71
Plexus • ▼	2,406	62
PLX Technology • ▼	1,896	7
Polycom •	5,092	121
Power Integrations	1,611	47
Powerwave Technologies •	8,048	10
Progress Software •	2,415	55
PROS Holdings •	1,163	9
QAD	871	3
Quality Systems ▼	1,437	79
Quantum •	12,818	12
Quest Software •	2,863	42
Rackspace Hosting • ▼	4,050	57
Radiant Systems •	1,673	17
RadiSys • ▼	1,423	11
RAE Systems •	2,475	4
RealNetworks •	4,948	14
Renaissance Learning	562	5
RF Micro Devices •	16,210	84
RightNow Technologies •	1,569	19
Rimage •	525	9
Riverbed Technology •	3,338	67
Rofin-Sinar Technologies •	1,726	37
Rogers •	988	25
Rosetta Stone • ▼	381	12
Rubicon Technology • ▼	771	9
Rudolph Technologies • ▼	1,792	15
S1 •	3,222	23
Saba Software • ▼	1,500	6
Safeguard Scientifics •	7,556	14
Sapient •	5,144	34
Satcon Technology • ▼	3,145	6
SAVVIS • ▼	2,186	32
ScanSource • ▼	1,617	46
SeaChange International • ▼	1,795	16
Semitool •	1,383	8
Semtech •	3,617	67
Shoretel •	2,696	23
Sigma Designs • ▼	1,622	26
Silicon Graphics International •	1,822	9
Silicon Image • ▼	4,560	11
Silicon Storage Technology •	4,693	9
Skyworks Solutions • ▼	10,211	123
Smart Modular Technologies •	2,704	8
Smith Micro Software • ▼	1,890	22
Solarwinds • ▼	739	15
Solera Holdings • ▼	4,240	114
SonicWALL • ▼	2,981	23
Sonus Networks •	12,577	24
Sourcefire •	1,350	24
Spectrum Control •	766	8
SPSS •	1,117	55
SRA International, Class A •	2,492	49
SRS Labs •	707	5
Standard Microsystems •	1,286	30
Starent Networks • ▼	2,389	57
StarTek •	726	7
STEC • ▼	1,625	55
Stratasys • ▼	1,156	18
SuccessFactors • ▼	2,259	24
Super Micro Computer •	1,329	11
Supertex •	626	14
Support.com •	5,337	13
Switch & Data Facilities •	1,194	17
Sycamore Networks •	11,738	40
Sykes Enterprises •	2,112	42
Symmetricom • ▼	2,939	19

DESCRIPTION	SHARES	FAIR VALUE Ñ

Synaptics • ▼	2,092	$50
Synchronoss Technologies • ▼	1,239	15
SYNNEX • ▼	1,174	33
Syntel ▼	700	28
Take-Two Interactive Software ▼	4,898	47
TASER International •	3,668	19
Technitrol	2,499	18
Techtarget •	755	4
Techwell •	900	9
Tekelec •	4,059	75
Telecommunication Systems •	2,332	19
Terremark Worldwide • ▼	3,073	19
Tessera Technologies •	2,966	83
The Knot •	1,730	15
THQ •	4,119	28
TIBCO Software •	10,522	92
Tier Technologies •	1,069	8
TNS •	1,498	34
Travelzoo •	338	5
Trident Microsystems •	3,838	6
TriQuint Semiconductor •	8,986	65
TTM Technologies •	2,630	26
Tyler Technologies •	2,053	32
Ultimate Software Group • ▼	1,430	37
Ultratech •	1,439	17
Unica •	770	5
Unisys •	22,584	40
United Online ▼	5,098	47
Universal Display • ▼	1,781	22
UTStarcom •	6,904	12
ValueClick • ▼	5,304	61
VASCO Data Security International • ▼	1,600	12
Veeco Instruments •	1,959	37
VeriFone Holdings • ▼	4,400	40
ViaSat •	1,583	43
Virage Logic •	987	5
Virtusa •	805	8
Vocus •	1,011	17
Volterra Semiconductor •	1,375	23
Web.com Group •	1,499	9
Websense •	2,626	39
White Electric Designs •	1,398	6
Wright Express •	2,340	66
X-Rite •	1,581	3
Zix •	3,862	6
Zoran •	3,012	35
Zygo •	901	6

		9,670

Materials — 4.0%
A. Schulman	1,529	33
A.M. Castle & Company ▼	924	10
AEP Industries •	318	10
Allied Nevada Gold • ▼	2,619	23
AMCOL International ▼	1,593	30
American Vanguard	1,189	10
Arch Chemicals	1,528	41
Balchem	1,054	29
Boise •	2,288	5
Brush Engineered Metals •	1,186	25
Buckeye Technologies •	2,804	18
BWAY Holding Company •	439	7
Calgon Carbon •	3,337	42
Cambrex •	1,692	8
Century Aluminum • ▼	2,771	23
China Green Agriculture • ▼	499	6
Clearwater Paper • ▼	715	29
Coeur D Alene Mines • ▼	4,186	59
Deltic Timber	647	29
Domtar • ▼	2,533	48
Ferro	2,543	13

DESCRIPTION	SHARES	FAIR VALUE Ñ

General Moly •	3,885	$11
General Steel Holdings •	940	4
Gibraltar Industries ▼	1,517	12
Glatfelter	3,003	31
GrafTech International •	7,333	101
Graphic Packaging Holding •	8,706	19
H.B. Fuller ▼	2,988	60
Hawkins	531	10
Haynes International •	697	16
Headwaters • ▼	2,460	8
Hecla Mining • ▼	12,631	40
Horsehead Holding •	2,047	22
Innophos Holdings	1,051	20
Innospec	1,370	16
Kaiser Aluminum	923	31
Kapstone Paper & Packaging • ▼	1,834	9
Koppers Holdings	1,212	34
Landec •	1,601	10
Louisiana Pacific	6,326	27
LSB Industries •	1,018	18
Minerals Technologies	1,098	48
Myers Industries	1,920	19
Neenah Paper	859	8
NewMarket Group ▼	710	54
NL Industries ▼	381	3
Northwest Pipe • ▼	563	20
Olin	4,751	66
Olympic Steel	552	14
OM Group • ▼	1,863	63
Omnova Solutions • ▼	2,674	15
Paramount Gold & Silver • ▼	3,872	5
PolyOne •	5,424	23
Quaker Chemical	630	11
Rock-Tenn, Class A	2,338	105
Rockwood Holdings •	3,005	54
RTI International Metals •	1,409	25
Schweitzer-Mauduit International ▼	918	30
Sensient Technologies	2,795	70
ShengdaTech • ▼	1,660	9
Silgan Holdings	1,477	74
Solutia •	5,751	51
Spartech	1,777	22
Stepan	447	20
Stillwater Mining •	2,316	15
Sutor Tech Group •	413	2
Symyx Technologies •	2,079	14
Texas Industries	1,358	62
United States Lime & Minerals •	98	4
Universal Stainless & Alloy •	370	7
US Concrete •	2,226	4
US Gold • ▼	4,864	14
USEC •	6,851	26
W.R. Grace & Company •	4,400	73
Wausau-Mosinee Paper	2,580	24
Westlake Chemical ▼	1,082	27
Worthington Industries	3,740	49
Zep ▼	1,288	21
Zoltek Companies •	1,693	17

		2,165

Telecommunication Services — 1.1%
Abovenet • ▼	377	31
Alaska Communications Systems Group ▼	2,444	18
Aruba Networks •	3,591	32
Atlantic Tele-Network	513	22
Bigband Networks •	2,165	12
Cbeyond •	1,404	20
Centennial Communications, Class A •	5,183	40
Cincinnati Bell •	13,276	42
Cogent Communications Group •	2,684	22
Consolidated Communications Holdings ▼	1,348	17

DESCRIPTION	SHARES	FAIR VALUE Ñ

D&E Communications ▼	880	$9
FairPoint Communications	5,217	3
FiberNet Telecom Group •	359	4
General Communication, Class A •	2,979	20
Global Crossing • ▼	1,658	18
HickoryTech	796	7
Incontact • ▼	1,650	6
Iowa Telecommunication Services ▼	1,861	23
iPCS •	998	18
NTELOS Holdings	1,751	27
Paetec Holding •	7,186	21
Premiere Global Services •	3,701	35
Shenandoah Telecommunications ▼	1,318	27
SureWest Communications	870	11
Syniverse Holdings •	4,175	73
USA Mobility ▼	1,378	19
Virgin Mobile USA, Class A •	2,320	11

		588

Utilities — 3.3%
Allete ▼	1,562	50
American States Water ▼	1,169	43
Artesian Resources ▼	379	7
Avista	3,332	62
Black Hills ▼	2,234	58
California Water Service	1,199	45
Central Vermont Public Service ▼	674	12
CH Energy Group	963	48
Chesapeake Utilities	417	14
Cleco ▼	3,684	87
Connecticut Water Service	490	11
Consolidated Water ▼	845	15
El Paso Electric •	2,739	41
Empire District Electric	2,083	38
Florida Public Utilities	373	5
IDACORP	2,875	80
Laclede Group	1,384	47
MGE Energy	1,408	51
Middlesex Water Company	720	11
New Jersey Resources ▼	2,569	99
Nicor	2,548	93
Northwest Natural Gas	1,615	72
NorthWestern ▼	2,088	51
Otter Tail	2,162	50
Pennichuck	259	6
Piedmont Natural Gas ▼	4,265	105
PNM Resources	5,282	64
Portland General Electric	4,402	84
SJW ▼	937	21
South Jersey Industries	1,904	70
Southwest Gas	2,726	66
Southwest Water ▼	1,499	7
UIL Holdings	1,718	42
UniSource Energy Holding	2,171	60
Unitil	641	13
US Geothermal •	3,634	6
WGL Holdings	3,057	101
York Water	695	12

		1,747

Total Common Stocks (Cost $50,500)		49,747

Warrants • — 0.0%
Greenhunter Energy, Warrants ▼ ◙ ∞	30	—
Krispy Kreme Doughnuts, Warrants	210	—
Lantronix, Warrants ◙ ∞	39	—

DESCRIPTION	SHARES	FAIR VALUE Ñ

Total Warrants (Cost $0)		$—

Closed-End Fund — 0.0%
Kayne Anderson Energy ▼ (Cost $14)	585	8

Short-Term Investments — 7.0%
Money Market Fund — 5.3%
First American Prime Obligations Fund, Class Z ±	2,790,060	2,790

	PAR
U.S. Treasury Obligation — 1.7%
U.S. Treasury Bill 0.190%, 11/19/2009 □	$920	919

Total Short-Term Investments (Cost $3,709)		3,709

	SHARES
Investments Purchased with Proceeds from Securities Lending — 30.0%
Mount Vernon Securities Lending Prime Portfolio † (Cost $16,042)	16,042,038	16,042

Total Investments ▲ — 130.1% (Cost $70,265)		69,506

Other Assets and Liabilities, Net — (30.1)%		(16,088)

Total Net Assets — 100.0%		$53,418

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2009, the fund held fair valued securities disclosed in footnote ◙.

•	Non-income producing security.

▼	This security or a portion of this security is out on loan at July 31, 2009. Total loaned securities had a fair value of $14,939 at July 31, 2009.

◙	Security is internally fair valued. As of July 31, 2009, the fair value of these investments was $0 or 0.0% of total net assets.

∞	Security considered illiquid. As of July 31, 2009, the fair value of these investments was $0 or 0.0% of total net assets. Information concerning the illiquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis

FirstBank, fractional share	0.29	8/05	$—
Greenhunter Energy, Warrants	30	6/08	—
Indevus Pharmaceuticals, escrow shares	4,270	3/09	—
Lantronix, Warrants	39	5/08	—
National Penn Bancshares, fractional share	0.50	10/05	—
One Liberty Properties, fractional share	0.49	7/09	—
United Community Financial, fractional share	0.91	11/01	—

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

□	Security has been deposited as initial margin on open futures contracts and/or swap contracts. Yield shown is effective yield as of July 31, 2009.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2009, the cost of investments for federal income tax purposes was approximately $70,265. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$11,450
Gross unrealized depreciation	(12,209)

Net unrealized depreciation	$(759)

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of	Notional	Unrealized
		Contracts	Contract	Appreciation
Description	Settlement Month	Purchased (Sold)	Value	(Depreciation)
Russell 2000 Mini Index Futures	September 2009	64	$3,528	$163
Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation of FAS 157 level classifications continues to develop and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using for comparison with other mutual funds.
As of July 31, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks
Consumer Discretionary	$6,925	$—	$—	$6,925
Consumer Staples	1,685	—	—	1,685
Energy	2,146	—	—	2,146
Financials	9,752	—	—	9,752
Healthcare	7,217	—	—	7,217
Industrials	7,852	—	—	7,852
Information Technology	9,670	—	—	9,670
Materials	2,165	—	—	2,165
Telecommunication Services	588	—	—	588
Utilities	1,747	—	—	1,747
Closed End Fund	8	—	—	8
Short-Term Investments	18,832	919	—	19,751

Total Investments in Securities	$68,587	$919	$—	$69,506

Other Financial Instruments*	$163	$—	$—	$163

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The fund has adopted Statement of Financial Accounting Standard No. 161, Disclosures about Derivatives Instruments and Hedging Activities (“FAS 161”). FAS 161 is an amendment to Statement of Financial Accounting Standard No. 133 (“FAS 133”), expanding the disclosure requirements of FAS 133 regarding the fund’s use of derivative instruments and hedging activities.
As of July 31, 2009, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Value
Asset Derivatives
Equity Contracts	$163
Interest Rate Contracts	—
Credit Contracts	—
Foreign Exchange Contracts	—
Other Contracts	—

Balance as of July 31, 2009	$163

Liability Derivatives
Equity Contracts	$—
Interest Rate Contracts	—
Credit Contracts	—
Foreign Exchange Contracts	—
Other Contracts	—

Balance as of July 31, 2009	$—

Schedule of INVESTMENTS July 31, 2009, (unaudited), all dollars rounded to thousands (000)
Quantitative Large Cap Core Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks — 95.6%
Consumer Discretionary — 5.5%
Amazon.com •	3,083	$264
Bed Bath & Beyond • ▼	1,138	40
Best Buy ▼	4,558	170
Carnival	7,690	215
Comcast, Class A	13,924	207
Fortune Brands	5,321	211
Gannett	22,295	156
Garmin	2,882	80
Harley-Davidson ▼	7,766	176
Harman International Industries	3,644	90
Hasbro	7,283	193
Home Depot ▼	20,250	525
International Game Technology	2,215	44
International Speedway, Class A	8,384	214
Lowe’s	30,582	687
Mattel	7,755	136
McDonald’s	2,657	146
McGraw-Hill	12,333	387
Meredith ▼	1,777	47
Newell Rubbermaid	13,624	175
News, Class A ▼	24,409	252
Omnicom Group ▼	5,910	201
Sherwin-Williams	7,817	452
Snap-On	503	18
Staples ▼	5,086	107
VF	343	22
Viacom, Class B • ▼	10,483	243
Walt Disney ▼	19,950	501
Washington Post, Class B	1,121	506
Williams-Sonoma ▼	2,701	38

		6,503

Consumer Staples — 7.5%
Altria Group	6,277	110
Archer-Daniels-Midland	1,681	51
Avon Products	2,055	67
Brown-Forman, Class B	1,703	75
Coca-Cola	15,918	793
Colgate-Palmolive	3,727	270
CVS Caremark	16,108	539
Kimberly-Clark	8,069	472
Kraft Foods, Class A	10,495	297
Lorillard	1,885	139
Molson Coors Brewing, Class B	8,035	363
PepsiCo	13,687	777
Philip Morris International	35,447	1,652
Procter & Gamble	40,181	2,230
Safeway	5,416	103
Sara Lee	8,350	89
Sysco	7,623	181
Walgreen ▼	12,959	402
Wal-Mart Stores	4,192	209

		8,819

Energy — 9.7%
Anadarko Petroleum ▼	1,787	86
Apache	1,576	132
Arch Coal	2,887	50
Baker Hughes	3,121	126
BJ Services ▼	2,266	32
Chevron	34,312	2,384
ConocoPhillips	19,852	868
CONSOL Energy	3,948	140
ENSCO International	6,314	239

DESCRIPTION	SHARES	FAIR VALUE Ñ

EOG Resources	1,268	$94
Exxon Mobil	67,864	4,777
Halliburton	5,414	120
Hess	54	3
Marathon Oil	11,577	373
Murphy Oil	1,460	85
National-Oilwell Varco •	6,807	245
Occidental Petroleum	3,371	240
Peabody Energy	1,066	35
Rowan ▼	8,862	189
Schlumberger ▼	10,417	557
Smith International	5,403	136
Sunoco ▼	9,836	243
Valero Energy	9,102	164
XTO Energy	2,947	119

		11,437

Financials — 15.0%
Affiliated Managers Group •	2,477	164
Aflac ▼	9,014	341
Allied World Assurance Company Holdings	3,099	135
Allstate	9,836	265
American Express	8,857	251
Ameriprise Financial	7,949	221
Arch Capital Group •	1,715	107
Assurant	14,910	380
Axis Capital Holdings	4,213	120
Bank of America	109,660	1,622
Bank of Hawaii	4,537	174
Bank of New York Mellon	20,117	550
BB&T	3,363	77
Charles Schwab	14,150	253
Chimera Investment — REIT	31,214	112
Chubb	8,577	396
Cincinnati Financial	15,963	386
Citigroup	60,251	191
CME Group ▼	1,325	369
Discover Financial Services	6,180	73
Everest Re Group	3,143	252
Federated Investors, Class B ▼	10,335	268
Franklin Resources	4,779	424
Goldman Sachs Group ▼	6,929	1,131
Hartford Financial Services Group	2,516	41
Interactive Brokers Group, Class A •	24,765	465
IntercontinentalExchange • ▼	2,296	216
Invesco	8,994	178
Investment Technology Group •	8,142	182
Janus Capital Group	7,761	106
JPMorgan Chase	46,949	1,815
Lazard, Class A	7,196	266
Legg Mason ▼	15,058	424
Lincoln National	6,920	147
Marsh & McLennan	3,248	66
MetLife ▼	10,398	353
Morgan Stanley	17,433	497
NASDAQ OMX Group •	8,619	182
NYSE Euronext	16,562	446
PartnerRe	3,169	217
PNC Financial Services Group	2,904	106
Principal Financial Group	9,176	217
Progressive •	1,637	25
Protective Life	13,679	204
Prudential Financial	9,056	401
Public Storage — REIT ▼	798	58
SEI Investments	7,197	136
StanCorp Financial Group	3,475	120
State Street	8,938	450
T. Rowe Price Group	1,166	54
TD Ameritrade •	3,745	69
Torchmark	1,273	50
Travelers	9,931	428
Unitrin	3,138	41
W.R. Berkley	5,404	126

DESCRIPTION	SHARES	FAIR VALUE Ñ

Wells Fargo	50,886	$1,245
Wilmington Trust ▼	7,360	85
XL Capital, Class A	7,716	109

		17,787

Healthcare — 14.4%
Abbott Laboratories	20,481	921
Aetna	4,594	124
Allergan	4,195	224
AmerisourceBergen	13,869	273
Amgen •	11,679	728
Baxter International	7,799	440
Becton, Dickinson & Company	4,909	320
Boston Scientific •	25,855	278
Bristol-Myers Squibb ▼	29,928	651
C.R. Bard	3,443	253
Cardinal Health	9,944	331
Celgene •	1,803	103
CIGNA	9,906	281
Cooper	1,382	38
Eli Lilly ▼	26,158	913
Endo Pharmaceuticals Holdings • ▼	15,135	318
Forest Laboratories •	20,767	536
Genzyme •	4,897	254
Gilead Sciences •	8,083	395
Hospira •	48	2
IMS Health	5,202	62
Johnson & Johnson	40,970	2,495
King Pharmaceuticals •	6,444	58
McKesson ▼	3,240	166
Medtronic	17,467	619
Merck ▼	38,407	1,153
Pfizer ▼	128,982	2,055
Schering-Plough	10,822	287
St. Jude Medical •	4,355	164
Stryker	11,747	457
Techne	547	35
Thermo Fisher Scientific •	9,231	418
UnitedHealth Group	10,922	306
Varian Medical Systems •	2,946	104
Wyeth	19,466	906
Zimmer Holdings •	8,098	377

		17,045

Industrials — 7.2%
3M	13,421	946
Avery Dennison	6,048	162
Caterpillar	6,713	296
Cintas	1,382	35
CSX	1,966	79
Danaher ▼	10,682	654
Deere & Company	1,600	70
Dover	7,012	238
Eaton ▼	5,875	305
Emerson Electric	4,470	163
Equifax	4,026	105
FedEx	5,508	374
Fluor ▼	1,654	87
General Dynamics	1,544	86
General Electric ▼	126,871	1,700
Harsco	2,126	59
Honeywell International	11,062	384
Illinois Tool Works	9,622	390
ITT	169	8
Norfolk Southern	8,358	361
Parker Hannifin	803	36
Pitney Bowes ▼	15,162	313
R.R. Donnelley & Sons ▼	11,249	156
Roper Industries	1,059	51
Teleflex	2,364	113
Trinity Industries ▼	3,064	43
Union Pacific ▼	5,313	306
United Parcel Service, Class B	10,951	588
United Technologies	7,165	390

DESCRIPTION	SHARES	FAIR VALUE Ñ

		$8,498

Information Technology — 25.4%
Accenture, Class A	12,351	433
Adobe Systems •	12,488	405
Agilent Technologies • ▼	12,123	281
Akamai Technologies •	6,272	103
Altera	5,818	109
Amdocs •	25,347	606
Amphenol, Class A	3,806	127
Analog Devices	11,515	315
Apple •	7,727	1,263
Applied Materials ▼	24,784	342
Autodesk •	5,438	119
Automatic Data Processing	20,364	759
AVX	25,908	285
BMC Software •	18,718	637
CA	46,057	974
Cisco Systems •	64,817	1,427
Citrix Systems •	5,378	191
Cognizant Technology Solutions, Class A •	3,580	106
CommScope •	2,842	73
Computer Sciences •	6,640	320
Compuware •	44,115	323
Corning	29,308	498
Dell •	19,482	261
eBay •	19,662	418
Electronic Arts •	14,197	305
EMC •	31,783	479
Fidelity National Information Services ▼	3,559	83
FLIR Systems •	6,136	132
Google, Class A • ▼	2,962	1,312
Harris	10,459	327
Hewlett-Packard	27,196	1,178
IAC/InterActive • ▼	13,101	241
IBM ▼	19,064	2,248
Integrated Device Technology •	1,718	12
Intel	69,753	1,343
Intuit •	14,256	423
Jabil Circuit	32,507	298
JDS Uniphase • ▼	38,071	223
KLA-Tencor ▼	4,714	150
Lexmark International, Class A •	9,527	138
McAfee •	8,412	375
MEMC Electronic Materials •	7,478	132
Mettler-Toledo International •	2,357	198
Microsoft	120,821	2,842
Motorola	47,799	342
National Instruments	15,163	382
Novell •	47,282	217
Oracle	59,290	1,312
Paychex ▼	14,245	377
QUALCOMM	25,896	1,197
Red Hat •	4,698	107
Salesforce.com • ▼	3,965	172
Sybase •	5,718	205
Symantec •	13,504	202
Synopsys •	35,742	714
Tellabs •	38,854	225
Texas Instruments	39,160	942
Total System Services	18,607	273
Trimble Navigation •	3,090	73
VMware, Class A • ▼	3,518	113
Xilinx	7,186	156
Yahoo! •	18,049	258

		30,081

Materials — 1.9%
Alcoa ▼	26,247	309
Allegheny Technologies ▼	641	17
Ashland ▼	3,380	112
Bemis	2,591	68
Cabot Microelectronics	1,143	21
Carpenter Technology	3,706	69
Cliffs Natural Resources ▼	1,439	39

DESCRIPTION	SHARES	FAIR VALUE Ñ

Cytec Industries	1,443	$36
Dow Chemical ▼	15,356	325
E.I. Du Pont de Nemours ▼	6,366	197
Freeport-McMoRan Copper & Gold	1,074	65
Monsanto	1,149	97
Nucor	7,222	321
Pactiv •	6,689	168
PPG Industries	5,191	286
Praxair	495	39
Sealed Air	2,736	50
Sonoco Products	2,588	69

		2,288

Telecommunication Services — 2.9%
American Tower, Class A •	6,773	231
AT&T	63,568	1,667
MetroPCS Communications •	20,885	248
NeuStar, Class A •	5,363	122
NII Holdings •	8,991	207
U.S. Cellular •	2,717	97
Verizon Communications ▼	25,701	824

		3,396

Utilities — 6.1%
AGL Resources ▼	4,738	159
Allegheny Energy	4,831	122
Alliant Energy	8,006	210
Ameren	17,536	446
American Electric Power	13,528	419
Aqua America ▼	3,977	72
Consolidated Edison ▼	5,084	200
Constellation Energy Group	20,117	577
DTE Energy	3,161	109
Duke Energy ▼	15,660	242
Edison International	7,963	257
Entergy	2,114	170
EQT	4,322	166
Exelon	4,711	240
FirstEnergy	13,735	566
FPL Group ▼	2,563	145
Great Plains Energy	24,721	394
Integrys Energy Group ▼	27,918	943
Mirant •	20,221	365
Pepco Holdings	22,671	326
PG&E	2,425	98
Pinnacle West Capital	7,330	234
Questar	3,696	122
Sempra Energy	2,786	146
Southern ▼	10,451	328
Wisconsin Energy	2,861	123
Xcel Energy	1,148	23

		7,202

Total Common Stocks (Cost $110,313)		$113,056

Short-Term Investments — 4.0%
Money Market Fund — 3.4%
First American Prime Obligations Fund, Class Z ±	4,008,356	4,008

	PAR
U.S. Treasury Obligations — 0.6%
U.S. Treasury Bill
0.191%, 11/19/2009 □	$700	700

Total Short-Term Investments (Cost $4,708)		4,708

SHARES
Investment Purchased with Proceeds from Securities Lending — 18.7%
Mount Vernon Securities Lending Prime Portfolio † (Cost $22,206)	22,206,027	22,206

DESCRIPTION	SHARES	FAIR VALUE Ñ

Total Investments ▲ — 118.3% (Cost $137,227)		$139,970

Other Assets and Liabilities, Net — (18.3)%		(21,681)

Total Net Assets — 100.0%		$118,289

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2009, the fund held no internally fair valued securities.

•	Non income producing security.

▼	This security or a portion of this security is out on loan at July 31, 2009. Total loaned securities had a fair value of $21,386 at July 31, 2009.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

□	Security has been deposited as initial margin on open futures contracts and/or swap contracts. Yield shown is effective yield as of July 31, 2009.

†	In order to generate additional income the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2009, the cost of investments for federal income tax purposes was approximately $137,227. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$10,023
Gross unrealized depreciation	(7,280)

Net unrealized appreciation	$2,743

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of	Notional
		Contracts	Contract	Unrealized
Description	Settlement Month	Purchased	Value	Appreciation

S&P 500 Futures	September 2009	20	$4,920	$219

Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation of FAS 157 level classifications continues to develop and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using for comparison with other mutual funds.
As of July 31, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks
Consumer Discretionary	$6,503	$—	$—	$6,503
Consumer Staples	8,819	—	—	8,819
Energy	11,437	—	—	11,437
Financials	17,787	—	—	17,787
Healthcare	17,045	—	—	17,045
Industrials	8,498	—	—	8,498
Information Technology	30,081	—	—	30,081
Materials	2,288	—	—	2,288
Telecommunication Services	3,396	—	—	3,396
Utilities	7,202	—	—	7,202
Short-Term Investments	26,214	700	—	26,914

Total Investments in Securities	$139,270	$700		$139,970

Other Financial Instruments*	$219	$—	$—	$219

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The fund has adopted Statement of Financial Accounting Standard No. 161, Disclosures about Derivatives Instruments and Hedging Activities (“FAS 161”). FAS 161 is an amendment to Statement of Financial Accounting Standard No. 133 (“FAS 133”), expanding the disclosure requirements of FAS 133 regarding the fund’s use of derivative instruments and hedging activities.
As of July 31, 2009, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Fair Value
Asset Derivatives
Equity Contracts	$219
Interest Rate Contracts	—
Credit Contracts	—
Foreign Exchange Contracts	—
Other Contracts	—

Balance as of July 31, 2009	$219

Liability Derivatives
Equity Contracts	$—
Interest Rate Contracts	—
Credit Contracts	—
Foreign Exchange Contracts	—
Other Contracts	—

Balance as of July 31, 2009	$—

Schedule of INVESTMENTS July 31, 2009 (unaudited), all dollars rounded to thousands (000)
Quantitative Large Cap Growth Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks — 97.9%
Consumer Discretionary — 6.7%
Advance Auto Parts	368	$17
Amazon.com •	1,533	131
Apollo Group, Class A •	187	13
Bed Bath & Beyond • ▼	1,181	41
Best Buy ▼	1,305	49
Carnival	403	11
Coach	773	23
DIRECTV Group • ▼	814	21
Dollar Tree • ▼	894	41
DreamWorks Animation, Class A •	777	24
Garmin	1,666	46
GUESS?	202	6
Harley-Davidson ▼	943	21
Hasbro	792	21
Hillenbrand	735	13
International Game Technology	1,198	24
International Speedway, Class A	1,915	49
John Wiley & Sons, Class A	1,269	40
Johnson Controls	224	6
Lowe’s	3,404	76
Mattel	1,537	27
McDonald’s	3,608	199
McGraw-Hill	1,826	57
Meredith ▼	825	22
Newell Rubbermaid	300	4
Nike, Class B	1,267	72
Omnicom Group	2,405	82
O’Reilly Automotive •	741	30
Phillips-Van Heusen	298	11
RadioShack	35	1
Sherwin-Williams	2,276	131
Signet Jewelers Limited ▼	33	1
Snap-On	299	11
Staples ▼	2,602	55
Starbucks • ▼	2,740	48
Target	1,974	86
Tiffany & Company ▼	260	8
Tim Hortons	1,962	53
VF	387	25
Viacom, Class B • ▼	1,427	33
Washington Post, Class B	177	80

		1,709

Consumer Staples — 11.5%
Altria Group	5,560	98
Archer-Daniels-Midland	911	27
Avon Products	2,313	75
Brown-Forman, Class B	494	22
Campbell Soup	31	1
Coca-Cola	6,938	346
Colgate-Palmolive	2,180	158
CVS Caremark	2,965	99
Estee Lauder, Class A	630	23
Kimberly-Clark	1,083	63
Lorillard	1,183	87
Mead Johnson Nutrition, Class A ▼	232	8
Molson Coors Brewing, Class B	766	35
PepsiCo	6,373	362
Philip Morris International	10,735	500
Procter & Gamble	8,136	452
Safeway	103	2
Sysco	2,964	70
Walgreen ▼	4,800	149
Wal-Mart Stores	6,960	347

		2,924

DESCRIPTION	SHARES	FAIR VALUE Ñ

Energy — 2.6%
Arch Coal	179	$3
CONSOL Energy	775	27
Denbury Resources •	26	—
ENSCO International	572	22
Exxon Mobil	5,037	354
Frontier Oil	1,079	15
Holly	285	6
Oil States International •	618	17
Peabody Energy	1,056	35
Rowan ▼	981	21
Schlumberger	517	28
Smith International	696	17
Sunoco	1,814	45
Tidewater ▼	973	44
Valero Energy	809	15

		649

Financials — 7.1%
Affiliated Managers Group •	753	50
Aflac ▼	2,009	76
Allied World Assurance Company Holdings	1,254	55
Ameriprise Financial	447	12
Arch Capital Group •	848	53
Assurant	1,606	41
Axis Capital Holdings	1,130	32
BlackRock ▼	151	29
Charles Schwab	5,347	96
Cincinnati Financial	1,659	40
CME Group ▼	167	47
Eaton Vance	1,145	33
Everest Re Group	376	30
Federated Investors, Class B ▼	3,021	78
Franklin Resources	1,006	89
Goldman Sachs Group	171	28
Greenhill & Company	215	16
Interactive Brokers Group, Class A •	5,448	102
IntercontinentalExchange • ▼	1,197	113
Investment Technology Group •	2,009	45
Janus Capital Group	1,176	16
Lazard, Class A	1,969	73
Lincoln National	251	5
Morgan Stanley	921	26
NASDAQ OMX Group •	1,584	33
NYSE Euronext	3,050	82
PartnerRe	519	36
Principal Financial Group	1,982	47
Protective Life	1,258	19
Prudential Financial	1,178	52
RenaissanceRe Holdings	406	20
SEI Investments	2,767	52
StanCorp Financial Group ▼	891	31
State Street	1,580	79
T. Rowe Price Group ▼	935	44
TD Ameritrade Holding •	1,999	37
Torchmark	749	29
W.R. Berkley	1,836	43
Waddell & Reed Financial, Class A	842	24

		1,813

Healthcare — 17.6%
Abbott Laboratories	7,901	355
Aetna	686	19
Allergan	1,991	106
AmerisourceBergen	4,286	85
Amgen •	3,185	198
Baxter International	3,275	185
Beckman Coulter	552	35
Becton, Dickinson & Company	2,390	156
Biogen Idec •	995	47

DESCRIPTION	SHARES	FAIR VALUE Ñ

Bio-Rad Laboratories, Class A •	217	$17
Bristol-Myers Squibb ▼	10,613	231
C.R. Bard	1,600	118
Cardinal Health	1,577	53
Celgene •	2,692	153
CIGNA	1,493	42
Coventry Health Care •	133	3
Eli Lilly ▼	4,777	167
Endo Pharmaceuticals Holdings •	3,264	69
Forest Laboratories •	3,999	103
Gen-Probe •	483	18
Genzyme •	1,775	92
Gilead Sciences •	3,785	185
Henry Schein • ▼	180	9
Hospira •	930	36
Humana • ▼	139	5
IMS Health	1,366	16
Johnson & Johnson	9,719	592
Kinetic Concepts •	764	24
McKesson	752	38
Medco Health Solutions •	919	49
Medtronic	5,964	211
Merck ▼	5,246	157
Pfizer ▼	9,230	147
Pharmaceutical Product Development	132	3
ResMed •	353	15
Schering-Plough	5,690	151
Sepracor •	2,788	48
St. Jude Medical •	1,812	68
Stryker	3,088	120
Techne	912	58
Thermo Fisher Scientific •	1,718	78
Varian Medical Systems •	1,169	41
Wyeth	2,105	98
Zimmer Holdings •	1,548	72

		4,473

Industrials — 7.2%
3M	4,363	308
AMETEK	134	4
Burlington Northern Santa Fe	497	39
C.H. Robinson Worldwide ▼	820	45
Carlisle Companies	426	13
Caterpillar	1,539	68
Cintas	1,519	38
Danaher ▼	3,186	195
Deere & Company ▼	828	36
Dover	1,450	49
Eaton	1,044	54
Emerson Electric	2,186	80
Equifax	767	20
Expeditors International of Washington ▼	959	33
Fluor ▼	862	46
Harsco	1,159	32
Honeywell International	3,884	135
IDEX	205	6
Illinois Tool Works	1,009	41
ITT	249	12
Jacobs Engineering Group •	256	10
Joy Global ▼	340	13
Manitowoc ▼	333	2
MSC Industrial Direct, Class A	85	3
Parker Hannifin	109	5
Pitney Bowes ▼	2,025	42
R.R. Donnelley & Sons ▼	881	12
Rockwell Automation	445	18
Roper Industries	826	39
Teleflex	791	38
Union Pacific ▼	1,557	90
United Parcel Service, Class B	3,067	165
United Technologies	2,587	141

DESCRIPTION	SHARES	FAIR VALUE Ñ

WESCO International •	10	$—

		1,832

Information Technology — 38.8%
Accenture, Class A	6,833	240
Adobe Systems •	3,878	126
Agilent Technologies • ▼	4,076	95
Akamai Technologies •	2,123	35
Altera	1,365	25
Amdocs •	5,081	122
Amphenol, Class A	1,332	44
Analog Devices	3,546	97
ANSYS •	1,324	41
Apple •	3,636	594
Applied Materials ▼	7,845	108
Autodesk •	1,066	23
Automatic Data Processing	5,564	207
Avnet •	892	22
AVX	6,005	66
BMC Software •	4,517	154
Broadcom, Class A • ▼	2,652	75
CA	8,185	173
Cisco Systems •	26,127	575
Citrix Systems •	2,129	76
Cognizant Technology Solutions, Class A •	2,449	72
CommScope • ▼	1,342	34
Computer Sciences •	1,445	70
Compuware •	9,008	66
Corning	9,984	170
Dell •	9,536	128
Dolby Laboratories, Class A •	525	22
DST Systems •	349	15
eBay •	2,206	47
Electronic Arts •	2,823	61
EMC •	7,105	107
FLIR Systems •	1,885	40
Genpact Limited • ▼	743	10
Google, Class A • ▼	1,225	543
Harris	3,373	106
Hewlett-Packard	10,946	474
IBM ▼	6,815	804
Integrated Device Technology •	177	1
Intel	22,699	437
Intuit •	4,612	137
Itron •	429	22
Jabil Circuit	3,512	32
JDS Uniphase •	4,961	29
KLA-Tencor ▼	857	27
Lender Processing Services	936	32
Lexmark International, Class A •	1,380	20
Marvell Technology Group •	870	12
McAfee •	2,681	120
MEMC Electronic Materials •	2,564	45
Mettler-Toledo International •	1,153	97
Microsoft	41,723	981
National Instruments	3,622	91
NCR •	859	11
NetApp •	379	8
Novell •	10,197	47
Nuance Communications •	1,942	26
Oracle	21,969	486
Paychex ▼	4,493	119
QUALCOMM	8,539	395
Red Hat •	2,353	54
Rovi •	768	20
Salesforce.com • ▼	1,127	49
Silicon Laboratories •	710	30
Sybase •	2,724	98
Symantec •	5,278	79
Synopsys •	6,273	125
Tellabs •	4,523	26

DESCRIPTION	SHARES	FAIR VALUE Ñ

Teradata •	13	$—
Texas Instruments	10,425	251
Total System Services	4,487	66
Trimble Navigation •	1,232	29
Visa, Class A ▼	786	51
VMware, Class A • ▼	761	25
Waters • ▼	571	29
WebMD Health, Class A •	481	16
Western Digital •	401	12
Yahoo! •	5,702	82

		9,884

Materials — 2.8%
Air Products and Chemicals	150	11
Alcoa ▼	2,106	25
Allegheny Technologies ▼	194	5
Alpha Natural Resources •	32	1
Ashland ▼	758	25
Ball ▼	825	40
Bemis	575	15
Cabot Microelectronics	304	6
Carpenter Technology	815	15
Cliffs Natural Resources	612	17
Cytec Industries	550	14
Ecolab	388	16
Monsanto	1,775	149
Mosaic	512	27
Nucor	926	41
Pactiv •	3,344	84
PPG Industries	836	46
Praxair	1,092	85
Reliance Steel & Aluminum	283	10
Scotts Miracle-Gro, Class A	62	3
Sigma-Aldrich ▼	58	3
Sonoco Products	392	10
Titanium Metals	162	1
Valspar ▼	2,107	53

		702

Telecommunication Services — 1.0%
American Tower, Class A •	2,349	80
MetroPCS Communications •	4,231	50
NeuStar, Class A •	3,372	77
NII Holdings •	2,022	47
U.S. Cellular •	290	10

		264

Utilities — 2.6%
Allegheny Energy	1,305	33
Alliant Energy	2,240	59
Ameren	65	2
Constellation Energy Group	1,885	54
FirstEnergy	1,168	48
Great Plains Energy	4,017	64
Integrys Energy Group ▼	4,553	154
Mirant •	3,830	69
NSTAR ▼	514	17
PPL	1,105	37
SCANA	662	23
Sempra Energy	593	31
Vectren	236	6
Westar Energy	1,386	27
Wisconsin Energy	1,025	44

		668

Total Common Stocks (Cost $24,298)		24,918

DESCRIPTION	SHARES	FAIR VALUE Ñ

Short-Term Investments — 1.9%
Money Market Fund — 1.3%
First American Prime Obligations Fund, Class Z ±	330,165	$330

	PAR
U.S. Treasury Obligation — 0.6%
U.S. Treasury Bill 0.191%, 11/19/2009 □	$150	150

Total Short-Term Investments (Cost $480)		480

	SHARES
Investments Purchased with Proceeds from Securities Lending — 16.4%
Mount Vernon Securities Lending Prime Portfolio † (Cost $4,177)	4,176,938	4,177

Total Investments — 116.2% ▲ (Cost $28,955)		29,575

Other Assets and Liabilities, Net — (16.2)%		(4,111)

Total Net Assets 100.0%		$25,464

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2009, the fund held no fair valued securities.

•	Non-income producing security.

▼	This security or a portion of this security is out on loan at July 31, 2009. Total loaned securities had a fair value of $4,056 at July 31, 2009.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of July 31, 2009.

†	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2009, the cost of investments for federal income tax purposes was approximately $28,955. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,135
Gross unrealized depreciation	(1,515)

Net unrealized appreciation	$620

Schedule of Open Futures Contracts

		Number of	Notional
		Contracts	Contract	Unrealized
Description	Settlement Month	Purchased	Value	Appreciation

S&P 500 E-Mini Futures	September 2009	9	$443	$15
Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation of FAS 157 level classifications continues to develop and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using for comparison with other mutual funds.
As of July 31, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks
Consumer Discretionary	$1,709	$—	$—	$1,709
Consumer Staples	2,924	—	—	2,924
Energy	649	—	—	649
Financials	1,813	—	—	1,813
Healthcare	4,473	—	—	4,473
Industrials	1,832	—	—	1,832
Information Technology	9,884	—	—	9,884
Materials	702	—	—	702
Telecommunication Services	264	—	—	264
Utilities	668	—	—	668
Short-Term Investments	4,507	150	—	4,657

Total Investments in Securities	$29,425	$150	$—	$29,575

Other Financial Instruments*	$15	$—	$—	$15

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The fund has adopted Statement of Financial Accounting Standard No. 161, Disclosures about Derivatives Instruments and Hedging Activities (“FAS 161”). FAS 161 is an amendment to Statement of Financial Accounting Standard No. 133 (“FAS 133”), expanding the disclosure requirements of FAS 133 regarding the fund’s use of derivative instruments and hedging activities.
As of July 31, 2009, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Value
Asset Derivatives
Equity Contracts	$15
Interest Rate Contracts	—
Credit Contracts	—
Foreign Exchange Contracts	—
Other Contracts	—

Balance as of July 31, 2009	$15

Liability Derivatives
Equity Contracts	$—
Interest Rate Contracts	—
Credit Contracts	—
Foreign Exchange Contracts	—
Other Contracts	—

Balance as of July 31, 2009	$—

Schedule of INVESTMENTS July 31, 2009 (unaudited), all dollars are rounded to thousands (000)
Quantitative Large Cap Value Fund

DESCRIPTION	SHARES	FAIR VALUE Ñ

Common Stocks — 97.6%
Consumer Discretionary — 6.2%
Black & Decker	429	$16
Carnival	2,014	56
CBS, Class B	1,708	14
Comcast, Class A	5,905	88
Ford Motor • ▼	1,652	13
Fortune Brands	1,493	59
Gannett	8,598	60
Garmin	1,386	38
Harley-Davidson ▼	177	4
Harman International Industries	695	17
Hasbro	969	26
Home Depot ▼	4,801	125
International Game Technology	363	7
International Speedway, Class A	1,920	49
John Wiley & Sons, Class A	376	12
Johnson Controls	754	20
Lowe’s	3,735	84
Mattel	829	15
McGraw-Hill	1,552	49
Meredith ▼	1,463	39
Newell Rubbermaid	4,441	57
News, Class A	7,886	81
Omnicom Group	954	32
RadioShack	169	3
Royal Caribbean Cruises ▼	658	10
Sherwin-Williams	785	45
Snap-On	78	3
Time Warner ▼	4,093	109
Viacom, Class B • ▼	734	17
Walt Disney ▼	7,046	177
Washington Post, Class B	208	94
Whirlpool ▼	499	28

		1,447

Consumer Staples — 2.3%
Altria Group	1,425	25
Bunge Limited	466	33
CVS Caremark	605	20
Kimberly-Clark	482	28
Kraft Foods, Class A	3,877	110
Lorillard	114	8
Molson Coors Brewing, Class B	2,182	99
Philip Morris International	71	3
Procter & Gamble	3,476	193
Sara Lee	1,224	13

		532

Energy — 16.5%
Anadarko Petroleum ▼	1,646	79
Apache	1,219	102
Arch Coal	2,425	42
Atwood Oceanics •	54	2
Baker Hughes	1,460	59
BJ Services ▼	1,489	21
Chesapeake Energy	2,674	57
Chevron	11,484	798
CNX Gas •	760	22
ConocoPhillips	8,110	355
Devon Energy	1,838	107
ENSCO International	1,103	42
EOG Resources	749	56
Exxon Mobil	18,438	1,298
Frontier Oil	545	8
Halliburton	4,081	90
Helix Energy Solutions Group •	20	—
Hess	514	28

DESCRIPTION	SHARES	FAIR VALUE Ñ

Holly	87	$2
Marathon Oil	3,232	104
Nabors Industries •	3,137	53
National-Oilwell Varco •	1,909	69
Noble Energy	551	34
Occidental Petroleum	1,267	90
Oceaneering International •	16	1
Oil States International •	663	18
Rowan ▼	974	21
Schlumberger	998	54
Smith International	962	24
Sunoco	1,955	48
Tesoro ▼	848	11
Tidewater ▼	1,162	52
Unit •	408	13
Valero Energy	2,901	52
XTO Energy	1,438	58

		3,870

Financials — 23.9%
Affiliated Managers Group •	491	32
Aflac ▼	584	22
Allied World Assurance Company Holdings	557	24
Allstate	3,187	86
American Express	2,652	75
American Financial Group	859	21
American National Insurance	310	25
Ameriprise Financial	2,212	61
Annaly Capital Management — REIT	3,087	52
Associated Banc ▼	2,419	26
Assurant	3,214	82
Axis Capital Holdings	666	19
Bank of America	36,530	540
Bank of Hawaii ▼	1,403	54
Bank of New York Mellon	6,644	182
BB&T	1,426	33
BlackRock ▼	268	51
Capital One Financial	1,033	32
Chimera Investment — REIT	11,599	42
Chubb	1,593	74
Cincinnati Financial	2,062	50
Citigroup	32,061	102
City National ▼	1,647	65
CME Group ▼	397	111
Commerce Bancshares	58	2
Developers Diversified Realty, fractional share — REIT ∞	0.73	—
Discover Financial Services	3,130	37
Erie Indemnity, Class A	925	35
Everest Re Group	578	46
Federated Investors, Class B ▼	1,063	28
Fidelity National Financial, Class A	777	11
First American ▼	248	7
Franklin Resources	568	50
Genworth Financial, Class A	3,004	21
Goldman Sachs Group ▼	2,317	378
Hartford Financial Services Group ▼	3,457	57
HCC Insurance Holdings	1,863	47
Hospitality Properties Trust — REIT ▼	1,016	16
Huntington Bancshares ▼	1,245	5
Interactive Brokers Group •	5,102	96
IntercontinentalExchange • ▼	409	38
Invesco	2,359	47
Investment Technology Group •	1,515	34
Janus Capital Group	2,074	28
JPMorgan Chase	16,535	639
KeyCorp ▼	181	1
Kimco Realty — REIT	2,397	24
Lazard, Class A	1,426	53
Legg Mason ▼	4,063	114
Lincoln National	2,029	43
Loew’s	1,569	47
Marsh & McLennan	1,553	32
Marshall & Ilsley	124	1
MBIA •	60	—

DESCRIPTION	SHARES	FAIR VALUE Ñ

Mercury General	941	$33
MetLife ▼	2,501	85
Morgan Stanley	4,583	131
NASDAQ OMX Group •	1,344	28
NYSE Euronext	4,149	112
Old Republic International	2,604	27
PNC Financial Services Group	1,589	58
Principal Financial Group	2,321	55
Progressive •	1,539	24
ProLogis — REIT ▼	2,558	22
Protective Life	3,824	57
Prudential Financial	2,757	122
Public Storage — REIT ▼	1,257	91
Raymond James Financial	395	8
StanCorp Financial Group ▼	1,238	43
State Street	1,881	95
SunTrust Banks	261	5
T. Rowe Price Group ▼	187	9
TD Ameritrade Holding •	1,345	25
Torchmark	1,535	60
Transatlantic Holdings	31	1
Travelers	2,283	98
Unitrin	1,490	20
W.R. Berkley	2,817	65
Wells Fargo	17,671	432
Wilmington Trust ▼	4,619	53
XL Capital, Class A	2,978	42

		5,599

Healthcare — 11.3%
Aetna	1,269	34
AmerisourceBergen	2,138	42
Becton, Dickinson & Company	655	43
Boston Scientific •	8,689	93
Bristol-Myers Squibb ▼	2,463	54
Cardinal Health	2,492	83
CIGNA	2,625	75
Cooper	590	16
Coventry Health Care •	911	21
Eli Lilly ▼	4,714	164
Endo Pharmaceuticals Holdings •	3,561	75
Forest Laboratories •	4,032	104
Health Net •	682	9
IMS Health	1,900	23
Johnson & Johnson	3,918	239
King Pharmaceuticals •	3,371	31
McKesson	355	18
Medtronic	428	15
Merck ▼	9,560	287
Pfizer ▼	41,144	655
Stryker	1,334	52
Thermo Fisher Scientific •	1,769	80
UnitedHealth Group	3,328	93
WellPoint •	715	38
Wyeth	4,816	224
Zimmer Holdings •	1,664	78

		2,646

Industrials — 7.3%
3M	1,019	72
Avery Dennison	820	22
Brinks	21	1
Carlisle Companies	39	1
Caterpillar	1,633	72
Cintas	13	—
CSX	1,138	46
Danaher	826	51
Deere & Company	1,101	48
Dover	380	13
Eaton	1,005	52
FedEx	1,656	112
General Dynamics	979	54
General Electric ▼	49,550	664
Harsco	1,577	43

DESCRIPTION	SHARES	FAIR VALUE Ñ

Honeywell International	538	$19
Illinois Tool Works	3,329	135
ITT	35	2
Manitowoc ▼	1,315	8
Monster Worldwide •	302	4
Norfolk Southern	1,953	85
Northrop Grumman ▼	93	4
Pitney Bowes ▼	3,459	71
R.R. Donnelley & Sons ▼	3,812	53
Teleflex	369	18
Terex •	1,402	21
Timken	977	20
Trinity Industries ▼	2,024	28

		1,719

Information Technology — 12.3%
Accenture, Class A	2,100	74
Adobe Systems •	1,115	36
Agilent Technologies •	1,938	45
Akamai Technologies •	794	13
Amdocs •	6,814	163
Amphenol, Class A	574	19
Analog Devices	1,004	27
ANSYS •	576	18
Applied Materials ▼	7,157	99
Autodesk •	1,566	34
Automatic Data Processing	662	25
Avnet •	457	11
AVX	7,027	77
BMC Software •	2,388	81
CA	6,425	136
Citrix Systems •	596	21
Cognizant Technology Solutions, Class A •	223	7
CommScope • ▼	1,673	43
Computer Sciences •	1,887	91
Compuware •	9,275	68
Convergys •	749	8
Corning	1,785	30
DST Systems •	104	5
eBay •	4,707	100
Electronic Arts •	1,975	42
EMC •	8,958	135
FLIR Systems •	1,519	33
Genpact Limited • ▼	995	14
Harris	2,032	64
IAC/InterActive •	3,012	55
Integrated Device Technology •	3,184	22
Intel	7,470	144
Intersil, Class A	306	4
Intuit •	1,467	44
Jabil Circuit	11,210	103
JDS Uniphase •	10,499	61
KLA-Tencor	1,725	55
Lexmark International, Class A •	2,245	32
Marvell Technology Group •	1,670	22
McAfee •	933	42
MEMC Electronic Materials •	717	13
Mettler-Toledo International •	345	29
Microsoft	1,643	39
Motorola	12,907	92
National Instruments	2,221	56
National Semiconductor	1,289	19
Novell •	12,364	57
Nuance Communications •	1,254	16
Paychex ▼	1,963	52
Red Hat •	1,262	29
Salesforce.com • ▼	640	28
SanDisk •	705	13
Sybase •	836	30
Synopsys •	5,498	110
Tellabs •	7,926	46
Texas Instruments	980	24
Total System Services	3,372	49
Trimble Navigation •	990	23

DESCRIPTION	SHARES	FAIR VALUE Ñ

VMware, Class A •	564	$18
Xerox	4,663	38

		2,884

Materials — 3.0%
Alcoa ▼	7,406	87
Allegheny Technologies ▼	315	8
Ashland ▼	1,261	42
Bemis	281	7
Cabot Microelectronics	1,217	22
Carpenter Technology	1,763	33
Celanese, Class A	5	—
Cytec Industries	844	21
Dow Chemical ▼	4,558	96
E.I. Du Pont de Nemours ▼	2,930	91
International Paper	2,643	50
Nucor	1,979	88
Packaging Corporation of America	1,251	25
Pactiv •	1,098	28
PPG Industries	800	44
RPM International	140	2
Sonoco Products	180	5
Titanium Metals	1,164	10
Valspar ▼	1,406	36
Vulcan Materials ▼	391	18

		713

Telecommunication Services — 5.3%
AT&T	25,078	658
Leap Wireless International •	453	11
MetroPCS Communications •	4,011	47
NeuStar, Class A •	1,038	24
NII Holdings •	3,164	73
Sprint Nextel •	6,366	25
U.S. Cellular •	651	23
Verizon Communications ▼	12,068	387

		1,248

Utilities — 9.5%
AGL Resources ▼	1,543	52
Allegheny Energy	1,327	33
Alliant Energy	2,596	68
Ameren	4,197	107
American Electric Power	3,070	95
Aqua America ▼	258	5
Atmos Energy	945	26
Consolidated Edison ▼	1,194	47
Constellation Energy Group	3,122	90
Dominion Resources	2,054	69
DTE Energy	634	22
Duke Energy ▼	7,551	117
Dynegy, Class A •	6,100	12
Edison International	2,560	83
Energen	253	10
Entergy	379	30
EQT	850	33
Exelon	1,463	74
FirstEnergy	2,889	119
FPL Group ▼	1,298	73
Great Plains Energy	5,160	82
Integrys Energy Group ▼	6,030	204
Mirant •	7,911	143
NRG Energy •	856	23
NSTAR ▼	524	17
OGE Energy	1,269	38
Pepco Holdings	7,003	101
PG&E	709	29
Pinnacle West Capital	979	31
Questar	1,590	53
SCANA	1,400	49
Sempra Energy	1,978	104
Southern ▼	3,272	103
Vectren	944	23
Wisconsin Energy	741	32

DESCRIPTION	SHARES	FAIR VALUE Ñ

Xcel Energy	1,210	$24

		2,221

Total Common Stocks (Cost $22,995)		22,879

Short-Term Investment — 2.1%
Money Market Fund — 1.1%
First American Prime Obligations Fund, Class Z ±	254,181	254

	PAR
U.S. Treasury Obligation — 1.0%
U.S. Treasury Bill 0.191%, 11/19/2009 □	$225	225

Total Short-Term Investments (Cost $479)		479

	SHARES
Investment Purchased with Proceeds from Securities Lending — 20.1%
Mount Vernon Securities Lending Prime Portfolio † (Cost $4,719)	4,718,722	4,719

Total Investments ▲ — 119.8% (Cost $28,193)		28,077

Other Assets and Liabilities, Net — (19.8)%		(4,641)

Total Net Assets — 100.0%		$23,436

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2009, the fund held no fair valued securities.

▼	This security or a portion of this security is out on loan at July 31, 2009. Total loaned securities had a fair value of $4,536 at July 31, 2009.

•	Non-income producing security.

∞	Security considered illiquid. As of July 31, 2009, the fair value of this investment was $0 or 0.0% of total net assets. Information concerning the illiquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis

Developers Diversified Realty, fractional share	0.73	06/09	$0

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of July 31, 2009.

†	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2009, the cost of investments for federal income tax purposes was approximately $28,193. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,072
Gross unrealized depreciation	(2,188)

Net unrealized depreciation	$(116)

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of	Notional
		Contracts	Contract	Unrealized
Description	Settlement Month	Purchased	Value	Appreciation

S&P 500 E-Mini Futures	September 2009	9	$443	$20

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation of FAS 157 level classifications continues to develop and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using for comparison with other mutual funds.
As of July 31, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks
Consumer Discretionary	$1,447	$—	$—	$1,447
Consumer Staples	532	—	—	532
Energy	3,870	—	—	3,870
Financials	5,599	—	—	5,599
Healthcare	2,646	—	—	2,646
Industrials	1,719	—	—	1,719
Information Technology	2,884	—	—	2,884
Materials	713	—	—	713
Telecommunication Services	1,248	—	—	1,248
Utilities	2,221	—	—	2,221
Short-Term Investments	4,973	225	—	5,198

Total Investments in Securities	$27,852	$225	$—	$28,077

Other Financial Instruments*	$20	$—	$—	$20

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The fund has adopted Statement of Financial Accounting Standard No. 161, Disclosures about Derivatives Instruments and Hedging Activities (“FAS 161”). FAS 161 is an amendment to Statement of Financial Accounting Standard No. 133 (“FAS 133”), expanding the disclosure requirements of FAS 133 regarding the fund’s use of derivative instruments and hedging activities.
As of July 31, 2009, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Fair Value
Asset Derivatives
Equity Contracts	$20
Interest Rate Contracts	—
Credit Contracts	—
Foreign Exchange Contracts	—
Other Contracts	—

Balance as of July 31, 2009	$20

Liability Derivatives
Equity Contracts	$—
Interest Rate Contracts	—
Credit Contracts	—
Foreign Exchange Contracts	—
Other Contracts	—

Balance as of July 31, 2009	$—

Item 2—Controls and Procedures
(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3—Exhibits
Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: September 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: September 25, 2009

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer
Date: September 25, 2009